UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02071

Exact name of registrant as specified in charter:	Delaware Group® Income Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2018

Item 1. Reports to Stockholders

Annual report

Fixed income mutual funds

Delaware Corporate Bond Fund

Delaware Extended Duration Bond Fund

July 31, 2018

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Funds are distributed by Delaware Distributors, L.P.

(DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of July 31, 2018, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2018 Macquarie Management Holdings, Inc.

Portfolio management review
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund	August 7, 2018

Performance preview (for the year ended July 31, 2018)
Delaware Corporate Bond Fund (Institutional Class shares)	1-year return	-1.20%
Delaware Corporate Bond Fund (Class A shares)	1-year return	-1.44%
Bloomberg Barclays US Corporate Investment Grade Index (benchmark)	1-year return	-0.73%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Corporate Bond Fund, please see the table on page 6. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

Please see page 9 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Extended Duration Bond Fund (Institutional Class shares)	1-year return	-1.40%
Delaware Extended Duration Bond Fund (Class A shares)	1-year return	-1.64%
Bloomberg Barclays Long US Corporate Index (benchmark)	1-year return	-0.84%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Extended Duration Bond Fund, please see the table on page 11. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

Please see page 14 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

The Funds’ fiscal year began Aug. 1, 2017 with a backdrop of improving growth and credit fundamentals. The US economy had recently completed a quarter of 3% annualized gross domestic product (GDP) growth, and corporate earnings were correspondingly robust. Market technical factors were also supportive, as the global quest for yield continued to lead overseas investors to the US corporate and high yield bond markets. In this environment, through calendar year end 2017, the Funds added excess returns relative to their respective benchmarks.

Calendar year 2018 also began on a positive note as Congress had passed President Trump’s tax reform legislation on Dec. 20, 2017. Although credit spreads had begun to tighten, we viewed the new legislation as a favorable tailwind for both the business and credit cycles. Corporate management teams began looking at ways to use newly repatriated cash and incremental earnings growth, including increased capital expenditures,

     In brief:

•	A global quest for yield drew overseas investors to the US early in the fiscal year.

•	Late fiscal-year market conditions turned downward; the Funds gave back their early gains.

•	Rising rates hampered returns, especially for long-duration bonds.

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Portfolio management review
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

mergers and acquisitions, share buybacks, and wage increases. As such, we expected credit valuations to hold their ground or potentially improve.

However, the technical picture reversed in the second half of the fiscal year as foreign buyers took a step back from the US investment grade bond market amid higher foreign exchange hedging costs. In addition, valuations tightened and idiosyncratic risk (the risk of a price change due to the unique circumstances of a specific issuer) increased as the details of some proposed M&A deals inspired a swift negative reaction from investors. (Acquisitions can change the credit fundamentals of companies that use debt to buy another company.)

Within the Funds

For the fiscal year ended July 31, 2018, Delaware Corporate Bond Fund underperformed its benchmark, the Bloomberg Barclays US Corporate Investment Grade Index. The Fund’s Institutional Class shares returned -1.20%. The Fund’s Class A shares returned -1.44% at net asset value and -5.91% at maximum offer price. These figures reflect all distributions reinvested. During the same period, the benchmark returned -0.73%. For complete, annualized performance of Delaware Corporate Bond Fund, please see the table on page 6.

During the same period, Delaware Extended Duration Bond Fund underperformed its benchmark, the Bloomberg Barclays Long US Corporate Index. The Fund’s Institutional Class shares returned -1.40%. The Fund’s Class A shares returned -1.64% at net asset value and -6.04% at maximum offer price. These figures reflect all distributions reinvested. During the same period, the benchmark returned -0.84%. For complete, annualized performance of Delaware Extended Duration Bond Fund, please see the table on page 11.

Delaware Corporate Bond Fund

Our positive view of investment grade bond market fundamentals and valuations led us to BBB-rated bonds, where we believed the Fund could pick up extra spread with relatively little additional credit risk over A-rated debt. This strategy worked well in the first part of the fiscal year and added value. However, when market technicals reversed in the second half, these BBB-rated bonds underperformed and cost the Fund.

Similar logic led us to maintain approximately a 10% exposure to high yield issues during the period, as we believed the compensation was appropriate for the increased credit risk. Although the high yield sector is not included in the Fund’s benchmark, we believed our analysis found similar sound fundamentals as in the investment grade market, as well as strong issuer fundamentals and a low default rate. We believed that selectively adding high yield securities could provide excess income to the Fund’s portfolio — which proved to be the case.

The Fund’s overweight allocation to the energy sector contributed to performance. During the fiscal period, oil prices rallied approximately 37%, providing a tailwind for issuers in the space. In addition, our security selection discipline led us to the midstream portion of the energy sector, where we found what we viewed as favorable valuations and fundamentals for US shale drillers and pipeline companies.

The Fund underperformed in the volatile metals and mining sector, where our discipline led us to avoid the lower quality names. These companies outperformed due largely to strong demand from China, however, and the lack of exposure in this sector cost the Fund relative to its benchmark. Increased idiosyncratic risk from M&A affected the Fund’s positions in two technology companies, Broadcom Corp. and Oracle Corp. Broadcom made an offer of $105 billion for Qualcomm Inc.,

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which would have been one of the largest technology takeovers in history. Following a weak operational first quarter, Oracle announced a share buyback that was intended to increase the leverage on its balance sheet. In both cases, the markets punished these aggressive moves. As a result, the Fund’s positions in the technology sector underperformed. We did not exit the Fund’s position in Broadcom during the fiscal year given our view of the bonds’ relative value and the eventual snapback that occurred after the Trump administration blocked the deal based on national security concerns. We exited the Fund’s position in Oracle during the fiscal year.

In addition to idiosyncratic risk, the speed and magnitude of the Treasury curve’s flattening in the first quarter of 2018 weighed on Fund performance, given the Fund’s underweight exposure to the front end of the credit curve as we focused on excess spread and carry as a primary source of returns. As a result, by fiscal year end, the Fund had given back virtually all the excess returns earned in the first half of the fiscal year.

Two of the Fund’s strongest performers during the fiscal year were ONEOK Inc. and Andeavor Logistics LP. Both are midstream energy companies whose values were not fully recognized due in part to the complex dual reporting structures typical of limited partnerships. ONEOK stores and transports natural gas liquids; Andeavor provides terminals, transportation, and pipelines for both oil and natural gas. ONEOK recently purchased the remaining 20% interest in West Texas LGP Pipeline LP that it did not own and had solid operating performance. This caused spreads to tighten, which added to returns. Spreads on Andeavor Logistics LP tightened after its general partner and majority shareholder, Andeavor Corp., was bought by Marathon Petroleum Corp. Investors saw the potential for Marathon Petroleum to combine Andeavor Logistics with its own limited partnership, MPLX LP, and strengthen credit ratings.

Another leading performer was diversified drugstore/pharmacy benefits giant CVS Health Corp. The Fund took a position in CVS after the firm came to market to finance the purchase of health insurer Aetna. Our retail and health insurance analysts worked together to look at that combined entity and offered a positive recommendation. The bonds the Fund purchased performed well in the first half of 2018, as the deal came with healthy new-issue concessions given the size of the deal ($40 billion, the third-largest deal in history) and was well received by investors.

Anheuser-Busch InBev Finance Inc., which comprised a large part of the benchmark, was among the Fund’s detractors. The Fund held an overweight in the longer duration part of the yield curve. When the negative technical environment began in 2018, bonds that were large parts of the benchmark experienced negative outflows, with longer-duration issues being no exception. Although Anheuser-Busch performed well operationally and its credit fundamentals, in our view, were solid, the Fund’s position in the issuer performed poorly in concert with the negative sentiment in the market. The Fund maintained a position in the credit during the fiscal year, given our view that the weakness was largely technical in nature, not fundamental.

Lloyds Banking Group PLC is a similar story, but with an international twist. Lloyds is a “Yankee bank” — a bank that issues debt in the United States but is headquartered overseas. We were comfortable with Lloyds’ business fundamentals. However, Yankee banks came under pressure in the first half of 2018 from the possibility of Italy’s and Great Britain’s planned departures from the European Union (EU). We believe that these pressures hit what we view as a well-run enterprise like Lloyds harder than the fundamentals would suggest. The bonds in the Fund’s portfolio widened out from a credit spread perspective and gave up -5.69% of return. We maintained the Fund’s position in the credit during

3

Portfolio management review
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

the fiscal year, given our view that the company has strong credit metrics, positive earnings momentum, and attractive relative value.

During the period, the Fund made minimal use of Treasury futures to hedge out unwanted exposures to the Treasury yield curve. The exposure was less than 1 basis point (on a notional basis), which returned 0.71%. (A basis point equals one hundredth of a percentage point.)

Delaware Extended Duration Bond Fund

Delaware Extended Duration Bond Fund is designed to provide investors with access to the long end of the US investment grade corporate market. The management of the Fund is strategically identical to that of Delaware Corporate Bond Fund. As many companies do not issue longer-duration bonds, however, we identify additional opportunities as needed to complete the portfolio. For example, during the fiscal year, the Fund’s portfolio included an allocation to Build America Bonds (BABs) — long-duration, taxable municipal bonds with a low-risk profile that fits well with our overall approach.

While the economic backdrop described for Delaware Corporate Bond Fund held true — the bifurcated market performance and the macroeconomic backdrop — the overall rising-rate environment was a bigger negative for long-duration issues. As a result, performance was poor across the board, particularly in the second half of the fiscal period. In the Fund, any allocation that produced a positive return was truly a standout.

We added value through security selection in the electric utility space. Here, the issues we did not own were as important as those we selected for the Fund’s portfolio. Notably, Pacific Gas and Electric Company (PG&E) was in the news as potentially causing wildfires in California. With the threat of fines and lawsuits hanging over the utility, the rating agencies downgraded PG&E during the fiscal year. The Fund’s lack of exposure to PG&E helped performance.

As with Delaware Corporate Bond Fund, the small amount of high yield bonds the Fund held — 2% on average — had an outsized positive impact on performance, returning 2.3% for the fiscal year. The Fund’s other out-of-index holding, the BABs mentioned earlier, also added 0.07% to the Fund’s return. These taxable municipal bonds are difficult to source; they are legacy positions with not much supply. This technical factor supports the fundamental story: BABs carry valuations that are comparable to high-quality corporate issues, with less idiosyncratic risk.

The Fund’s lack of exposure to high-beta (higher-risk) issues in the metals and mining space detracted from performance, as it did with Delaware Corporate Bond Fund. Here, the lack of exposure accounted for a -2.37% return. Unlike Delaware Corporate Bond Fund, this Fund’s portfolio includes a higher allocation to insurance company bonds, as that industry characteristically issues a large supply of long-duration securities. The Fund had exposure to Brighthouse Financial Inc., a recent spinout from MetLife. Brighthouse came under pressure due primarily to its exposure to variable annuity products during the risk-off environment in the first quarter of 2018. Despite the pressure, we viewed the relative value as attractive and did not exit the Fund’s position during the fiscal year.

Cigna Corp.’s long-bond underperformance was collateral damage from the announcements of CVS Health Corp.’s acquisition of Aetna, which pushed spreads wider throughout the health insurance industry. We exited the Fund’s position in Cigna during the fiscal year. The Fund’s position in CVS itself was a leading contributor, however, offsetting the losses the Fund experienced from Cigna. Another standout contributor was Marathon Oil Corp., which generated a more than 9% total return after the bonds received a rating upgrade from Moody’s Investors Service.

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As with Delaware Corporate Bond Fund, Lloyds Banking Group detracted from performance due to the previously discussed concerns about Italy and Great Britain leaving the EU. Two pharmaceutical holdings also underperformed due largely to idiosyncratic risk. Celgene Corp. bought small biopharmaceutical company Juno Therapeutics, using cash to acquire its innovative pipeline even though Juno lacked a proven franchise that would add to Celgene’s credit metrics. Shire Plc bonds lost value when Japan-based Takeda Pharmaceutical Company Ltd. acquired Shire, a biopharmaceutical company, in a leveraging transaction. In both cases, credit spreads widened on news of the deals — even though one company was the acquirer and the other was the target. The Fund maintained a position in Lloyds during the fiscal year given our view that it has strong credit metrics, positive earnings momentum, and attractive relative value. We reduced the Fund’s position in Celgene but did not fully exit the position during the fiscal year given the strong operational earnings reported in 2018 and attractive relative value. We exited the Fund’s position in Shire during the fiscal year. Delaware Extended Duration Bond Fund had no exposure to derivatives during the fiscal year.

5

Performance summaries
Delaware Corporate Bond Fund	July 31, 2018

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through July 31, 2018

	1 year	5 years	10 years	Lifetime
Class A (Est. Sept. 15, 1998)
Excluding sales charge	-1.44%	+3.12%	+6.59%	+6.19%
Including sales charge	-5.91%	+2.18%	+6.09%	+5.94%
Class C (Est. Sept. 15, 1998)
Excluding sales charge	-2.18%	+2.32%	+5.79%	+5.41%
Including sales charge	-3.13%	+2.32%	+5.79%	+5.41%
Class R (Est. June 2, 2003)
Excluding sales charge	-1.51%	+2.86%	+6.34%	+5.29%
Including sales charge	-1.51%	+2.86%	+6.34%	+5.29%
Institutional Class (Est. Sept. 15, 1998)
Excluding sales charge	-1.20%	+3.38%	+6.87%	+6.46%
Including sales charge	-1.20%	+3.38%	+6.87%	+6.46%
Bloomberg Barclays US Corporate Investment Grade Index	-0.73%	+3.51%	+5.56%	+5.32%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 8. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a

6

sales charge and have an annual distribution and service fee of 0.50% of average daily net assets.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

International investments entail risks not ordinarily associated with US investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds.

If and when the Fund invests in forward foreign currency contracts or uses other investments to hedge against currency risks, the Fund will be subject to special risks, including counterparty risk.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

The Fund may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivatives transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

7

Performance summaries
Delaware Corporate Bond Fund

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.57% of the Fund’s average daily net assets during the period from April 1, 2018 to July 31, 2018.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses (without fee waivers)	0.94%	1.69%	1.19%	0.69%
Net expenses (including fee waivers, if any)	0.82%	1.57%	1.07%	0.57%
Type of waiver	Contractual	Contractual	Contractual	Contractual

*For the period Aug. 1, 2017 to March 31, 2018, the waiver was set at 0.69% of the Fund’s average daily net assets. The aggregate contractual waiver period covering this report is from Nov. 28, 2016 through April 1, 2019.

8

Performance of a $10,000 investment1

Average annual total returns from July 31, 2008 through July 31, 2018

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on July 31, 2008, and includes the effect of a 4.50% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 8. Please note additional details on pages 6 through 10.

The graph also assumes $10,000 invested in the Bloomberg Barclays US Corporate Investment Grade Index as of July 31, 2008. The Bloomberg Barclays US Corporate Investment Grade Index is composed of US dollar-denominated, investment grade, SEC-registered corporate bonds issued by industrial, utility, and financial companies. All bonds have at least one year to maturity.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

9

Performance summaries
Delaware Corporate Bond Fund

	Nasdaq symbols	CUSIPs
Class A	DGCAX	245908785
Class C	DGCCX	245908769
Class R	DGCRX	245908744
Institutional Class	DGCIX	245908751

10

Performance summaries
Delaware Extended Duration Bond Fund	July 31, 2018

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through July 31, 2018

	1 year	5 years	10 years	Lifetime
Class A (Est. Sept. 15, 1998)
Excluding sales charge	-1.64%	+4.89%	+8.87%	+7.60%
Including sales charge	-6.04%	+3.92%	+8.36%	+7.35%
Class C (Est. Sept. 15, 1998)
Excluding sales charge	-2.39%	+4.08%	+8.04%	+6.80%
Including sales charge	-3.33%	+4.08%	+8.04%	+6.80%
Class R (Est. Oct. 3, 2005)
Excluding sales charge	-1.88%	+4.63%	+8.61%	+7.00%
Including sales charge	-1.88%	+4.63%	+8.61%	+7.00%
Institutional Class (Est. Sept. 15, 1998)
Excluding sales charge	-1.40%	+5.16%	+9.15%	+7.86%
Including sales charge	-1.40%	+5.16%	+9.15%	+7.86%
Class R6 (Est. May 2, 2016)
Excluding sales charge	-1.32%	n/a	n/a	+3.12%
Including sales charge	-1.32%	n/a	n/a	+3.12%
Bloomberg Barclays Long US Corporate Index	-0.84%	+5.59%	+7.75%	+6.44%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 13. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average

11

Performance summaries
Delaware Extended Duration Bond Fund

daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.50% of average daily net assets.

Class R6 shares are available only to certain investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries. Class R6 shares pay no distribution and service fee.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

International investments entail risks not ordinarily associated with US investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds.

If and when the Fund invests in forward foreign currency contracts or uses other investments to hedge against currency risks, the Fund will be subject to special risks, including counterparty risk.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

The Fund may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivatives transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

12

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.57% of the Fund’s average daily net assets for all share classes other than Class R6 from Nov. 28, 2017 through July 31, 2018,* and 0.49% of the Fund’s Class R6 shares’ average daily net assets from Nov. 28, 2017 through July 31, 2018.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Class R	Institutional Class	Class R6
Total annual operating expenses (without fee waivers)	1.00%	1.75%	1.25%	0.75%	0.67%
Net expenses (including fee waivers, if any)	0.82%	1.57%	1.07%	0.57%	0.49%
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

*For the period Aug. 1, 2017 to Nov. 27, 2017, the waiver was set at 0.71% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.63% of the Fund’s Class R6 shares’ average daily net assets. The aggregate contractual waiver period covering this report is from Nov. 28, 2016 through Nov. 28, 2018.

13

Performance summaries
Delaware Extended Duration Bond Fund

Performance of a $10,000 investment1

Average annual total returns from July 31, 2008 through July 31, 2018

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on July 31, 2008, and includes the effect of a 4.50% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 13. Please note additional details on pages 11 through 15.

The graph also assumes $10,000 invested in the Bloomberg Barclays Long US Corporate Index as of July 31, 2008. The Bloomberg Barclays Long US Corporate Index is composed of US dollar-denominated, investment grade, SEC-registered corporate bonds issued by industrial, utility, and financial companies. All bonds in the index have at least 10 years to maturity.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

14

	Nasdaq symbols	CUSIPs
Class A	DEEAX	245908835
Class C	DEECX	245908819
Class R	DEERX	245908728
Institutional Class	DEEIX	245908793
Class R6	DEZRX	245908629

15

Disclosure of Fund expenses
For the six-month period from February 1, 2018 to July 31, 2018 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Feb. 1, 2018 to July 31, 2018.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

16

Delaware Corporate Bond Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	2/1/18	7/31/18	Expense Ratio	2/1/18 to 7/31/18*

Actual Fund return†
Class A	$1,000.00	$980.40	0.84%	$4.12
Class C	1,000.00	976.70	1.59%	7.79
Class R	1,000.00	980.90	1.09%	5.35
Institutional Class	1,000.00	981.60	0.59%	2.90

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class C	1,000.00	1,016.91	1.59%	7.95
Class R	1,000.00	1,019.39	1.09%	5.46
Institutional Class	1,000.00	1,021.87	0.59%	2.96

Delaware Extended Duration Bond Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	2/1/18	7/31/18	Expense Ratio	2/1/18 to 7/31/18*

Actual Fund return†
Class A	$1,000.00	$958.20	0.82%	$3.98
Class C	1,000.00	954.60	1.57%	7.61
Class R	1,000.00	957.10	1.07%	5.19
Institutional Class	1,000.00	959.30	0.57%	2.77
Class R6	1,000.00	959.70	0.49%	2.38

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.73	0.82%	$4.11
Class C	1,000.00	1,017.01	1.57%	7.85
Class R	1,000.00	1,019.49	1.07%	5.36
Institutional Class	1,000.00	1,021.97	0.57%	2.86
Class R6	1,000.00	1,022.36	0.49%	2.46

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

17

Security type / sector allocations
Delaware Corporate Bond Fund	As of July 31, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Convertible Bonds	0.30%
Corporate Bonds	93.54%
Banking	22.42%
Basic Industry	5.69%
Brokerage	2.16%
Capital Goods	3.25%
Communications	13.72%
Consumer Cyclical	5.05%
Consumer Non-Cyclical	6.63%
Electric	8.87%
Energy	10.54%
Finance Companies	3.54%
Insurance	1.97%
Natural Gas	0.50%
Real Estate Investment Trusts	2.44%
Technology	4.87%
Transportation	1.89%
Municipal Bonds	0.87%
Loan Agreements	1.71%
US Treasury Obligations	0.64%
Convertible Preferred Stock	0.44%
Preferred Stock	0.46%
Short-Term Investments	2.54%
Total Value of Securities	100.50%
Liabilities Net of Receivables and Other Assets	(0.50%)
Total Net Assets	100.00%

Security type / sector allocations

Delaware Extended Duration Bond Fund	As of July 31, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Convertible Bonds	0.31%
Corporate Bonds	90.16%
Banking	11.50%
Basic Industry	5.11%
Brokerage	1.74%
Capital Goods	5.03%
Communications	8.17%
Consumer Cyclical	3.35%
Consumer Non-Cyclical	10.14%
Electric	16.12%
Energy	10.83%
Finance Companies	1.46%
Insurance	7.33%
Natural Gas	2.85%
Technology	3.62%
Transportation	2.91%
Municipal Bonds	2.80%
US Treasury Obligations	2.01%
Convertible Preferred Stock	0.50%
Preferred Stock	0.65%
Short-Term Investments	1.89%
Total Value of Securities	98.32%
Receivables and Other Assets Net of Liabilities	1.68%
Total Net Assets	100.00%

Schedules of investments
Delaware Corporate Bond Fund	July 31, 2018

	Principal amount°	Value (US $)

Convertible Bonds – 0.30%

Blackstone Mortgage Trust 4.375% exercise price $35.67, maturity date 5/5/22	2,430,000	$2,407,685
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23	1,095,000	1,075,482

Total Convertible Bonds (cost $3,527,348)		3,483,167

Corporate Bonds – 93.54%

Banking – 22.42%
Ally Financial 8.00% 11/1/31	1,840,000	2,226,400
Banco Santander
3.848% 4/12/23	3,200,000	3,169,383
4.379% 4/12/28	700,000	684,441
Bank of America
3.864% 7/23/24 µ	2,565,000	2,566,114
4.271% 7/23/29 µ	6,065,000	6,094,319
5.625% 7/1/20	4,635,000	4,843,450
Bank of Montreal 3.803% 12/15/32 µ	7,115,000	6,655,584
Bank of New York Mellon 4.625%µy	5,430,000	5,200,365
Barclays
4.972% 5/16/29 µ	3,555,000	3,578,045
8.25%µy	2,750,000	2,805,443
Branch Banking & Trust 2.25% 6/1/20	7,975,000	7,837,258
Citibank 3.40% 7/23/21	3,870,000	3,868,032
Citizens Bank 3.70% 3/29/23	7,120,000	7,105,104
Compass Bank 3.875% 4/10/25	7,970,000	7,702,980
Credit Suisse Group
144A 3.869% 1/12/29 #µ	4,225,000	4,043,628
144A 4.207% 6/12/24 #µ	6,175,000	6,200,198
144A 7.50%#µy	3,950,000	4,082,325
Fifth Third Bancorp
2.60% 6/15/22	2,035,000	1,966,784
3.95% 3/14/28	3,860,000	3,804,793
Fifth Third Bank
3.35% 7/26/21	475,000	474,449
3.85% 3/15/26	7,115,000	6,984,850
Goldman Sachs Group
4.223% 5/1/29 µ	8,120,000	8,047,618
5.15% 5/22/45	1,795,000	1,865,855
6.00% 6/15/20	10,295,000	10,794,418
HSBC Holdings
3.95% 5/18/24 µ	3,940,000	3,935,696
6.50%µy	3,565,000	3,501,721

20

	Principal amount°	Value (US $)
Corporate Bonds (continued)

Banking (continued)
JPMorgan Chase & Co.
3.797% 7/23/24 µ	4,250,000	$4,249,473
4.203% 7/23/29 µ	3,240,000	3,249,611
4.35% 8/15/21	2,045,000	2,096,217
6.75%µy	4,000,000	4,375,000
KeyBank
2.30% 9/14/22	2,990,000	2,853,955
3.40% 5/20/26	10,360,000	9,831,469
Lloyds Banking Group
3.574% 11/7/28 µ	2,020,000	1,873,044
7.50%µy	2,050,000	2,121,750
Morgan Stanley
3.583% (LIBOR03M + 1.22%) 5/8/24 •	5,840,000	5,948,749
3.737% 4/24/24 µ	5,125,000	5,096,852
3.772% 1/24/29 µ	100,000	96,270
5.00% 11/24/25	4,230,000	4,403,490
5.50% 1/26/20	3,960,000	4,092,565
Nationwide Building Society
144A 4.125% 10/18/32 #µ	6,865,000	6,394,524
144A 4.363% 8/1/24 #µ	825,000	827,939
PNC Bank 2.70% 11/1/22	3,375,000	3,249,289
PNC Financial Services Group 5.00%µy	4,560,000	4,537,200
Popular 7.00% 7/1/19	4,475,000	4,573,450
Regions Financial 2.75% 8/14/22	1,795,000	1,730,467
Royal Bank of Scotland Group
3.875% 9/12/23	6,425,000	6,302,168
4.519% 6/25/24 µ	5,920,000	5,939,090
8.625%µy	2,470,000	2,671,552
Santander UK
3.40% 6/1/21	2,945,000	2,940,004
144A 5.00% 11/7/23 #	8,265,000	8,403,736
SunTrust Banks
3.00% 2/2/23	2,645,000	2,586,354
4.00% 5/1/25	3,575,000	3,582,668
SVB Financial Group 3.50% 1/29/25	655,000	635,889
UBS 7.625% 8/17/22	7,555,000	8,431,380
UBS Group Funding Switzerland 6.875%µy	2,245,000	2,348,248
US Bancorp
2.375% 7/22/26	2,560,000	2,327,585
3.15% 4/27/27	7,825,000	7,494,633
4.125% 5/24/21	1,385,000	1,419,525
US Bank 3.40% 7/24/23	2,395,000	2,385,044

21

Schedules of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)

Banking (continued)
USB Capital IX 3.50% (LIBOR03M + 1.02%)y•	3,207,000	$2,874,915
Wells Fargo Capital X 5.95% 12/15/36	5,645,000	6,089,544
Westpac Banking 5.00%µy	1,180,000	1,062,670
Zions Bancorporation 4.50% 6/13/23	2,860,000	2,882,267

		262,017,839

Basic Industry – 5.69%
Anglo American Capital
144A 4.75% 4/10/27 #	12,540,000	12,224,163
144A 4.875% 5/14/25 #	3,155,000	3,175,284
Barrick North America Finance 5.75% 5/1/43	5,995,000	6,678,574
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	9,455,000	9,975,025
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	3,635,000	3,497,415
Dow Chemical 8.55% 5/15/19	6,930,000	7,230,761
Equate Petrochemical 144A 3.00% 3/3/22 #	2,840,000	2,739,975
Georgia-Pacific 8.00% 1/15/24	8,345,000	10,052,011
Nucor 3.95% 5/1/28	2,600,000	2,607,313
Syngenta Finance
144A 3.933% 4/23/21 #	2,560,000	2,558,239
144A 4.441% 4/24/23 #	3,610,000	3,603,910
144A 5.182% 4/24/28 #	2,260,000	2,197,210

		66,539,880

Brokerage – 2.16%
Charles Schwab
3.25% 5/21/21	1,955,000	1,958,559
3.85% 5/21/25	2,080,000	2,103,491
5.00%µy	1,480,000	1,428,200
E*TRADE Financial
3.80% 8/24/27	3,395,000	3,253,243
5.30%µy	35,000	34,519
5.875%µy	3,960,000	4,068,900
Jefferies Group
4.15% 1/23/30	1,725,000	1,560,726
6.45% 6/8/27	5,627,000	6,064,799
6.50% 1/20/43	1,575,000	1,623,289
Lazard Group
3.625% 3/1/27	2,260,000	2,110,602
3.75% 2/13/25	1,075,000	1,038,994

		25,245,322

Capital Goods – 3.25%
Allegion US Holding 3.55% 10/1/27	2,666,000	2,458,585
Ardagh Packaging Finance 144A 4.625% 5/15/23 #	3,475,000	3,440,250
Crane 4.20% 3/15/48	2,370,000	2,251,995

22

	Principal amount°	Value (US $)
Corporate Bonds (continued)

Capital Goods (continued)
Crown Americas 144A 4.75% 2/1/26 #	1,115,000	$1,050,887
General Dynamics 3.00% 5/11/21	1,770,000	1,763,265
Harris 4.40% 6/15/28	2,210,000	2,242,965
L3 Technologies
3.85% 6/15/23	4,595,000	4,595,284
4.40% 6/15/28	5,120,000	5,160,592
Martin Marietta Materials 4.25% 12/15/47	2,805,000	2,489,521
Northrop Grumman 3.25% 8/1/23	5,520,000	5,462,765
Nvent Finance 144A 4.55% 4/15/28 #	5,375,000	5,279,000
TransDigm UK Holdings 144A 6.875% 5/15/26 #	1,800,000	1,849,500

		38,044,609

Communications – 13.72%
Altice France 144A 6.25% 5/15/24 #	2,020,000	2,014,950
AMC Networks 4.75% 8/1/25	2,450,000	2,358,125
American Tower Trust I 144A 3.07% 3/15/23 #	3,726,000	3,651,294
AT&T
144A 4.10% 2/15/28 #	4,170,000	4,037,711
144A 4.30% 2/15/30 #	1,985,000	1,897,023
4.50% 3/9/48	250,000	220,784
5.25% 3/1/37	1,905,000	1,913,335
CCO Holdings
144A 5.125% 5/1/23 #	870,000	870,000
144A 5.50% 5/1/26 #	2,565,000	2,526,525
144A 5.875% 4/1/24 #	335,000	341,700
Charter Communications Operating
4.50% 2/1/24	3,970,000	3,996,572
5.375% 4/1/38	6,050,000	5,998,236
Crown Castle International
3.80% 2/15/28	4,995,000	4,741,283
5.25% 1/15/23	3,580,000	3,758,997
Crown Castle Towers
144A 3.663% 5/15/25 #	7,035,000	6,939,324
144A 4.241% 7/15/28 #	1,870,000	1,909,195
CSC Holdings
144A 5.375% 2/1/28 #	2,720,000	2,569,611
144A 6.625% 10/15/25 #	2,125,000	2,199,375
Deutsche Telekom International Finance
144A 2.485% 9/19/23 #	3,835,000	3,603,537
144A 4.375% 6/21/28 #	9,540,000	9,614,298
Discovery Communications 5.20% 9/20/47	6,060,000	5,992,892
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	2,130,000	2,089,670
Myriad International Holdings 144A 4.85% 7/6/27 #	1,585,000	1,583,995

23

Schedules of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)

Communications (continued)
Nielsen Co. Luxembourg 144A 5.00% 2/1/25 #	2,715,000	$2,511,375
SBA Tower Trust 144A 2.898% 10/15/19 #	3,005,000	2,984,718
Sprint Spectrum
144A 3.36% 9/20/21 #	3,960,938	3,951,035
144A 4.738% 3/20/25 #	4,195,000	4,173,606
Telefonica Emisiones
4.895% 3/6/48	12,740,000	12,467,098
5.134% 4/27/20	2,614,000	2,697,728
TELUS 4.60% 11/16/48	12,305,000	12,294,471
Time Warner Cable 7.30% 7/1/38	8,125,000	9,441,788
Time Warner Entertainment 8.375% 3/15/23	4,965,000	5,776,919
UPC Holding 144A 5.50% 1/15/28 #	2,760,000	2,539,200
UPCB Finance IV 144A 5.375% 1/15/25 #	1,600,000	1,564,000
Verizon Communications
4.125% 8/15/46	5,474,000	4,943,652
4.50% 8/10/33	10,245,000	10,152,050
Viacom 4.375% 3/15/43	6,035,000	5,310,932
Vodafone Group 3.75% 1/16/24	4,790,000	4,739,615

		160,376,619

Consumer Cyclical – 5.05%
Alibaba Group Holding 4.00% 12/6/37	8,060,000	7,569,576
American Axle & Manufacturing 6.25% 3/15/26	2,540,000	2,451,100
Boyd Gaming
144A 6.00% 8/15/26 #	475,000	479,750
6.375% 4/1/26	2,920,000	2,993,000
Dollar Tree
3.70% 5/15/23	4,510,000	4,472,721
4.00% 5/15/25	3,810,000	3,777,575
4.20% 5/15/28	2,725,000	2,687,779
Ford Motor Credit 4.14% 2/15/23	7,415,000	7,380,432
General Motors Financial
4.35% 4/9/25	7,425,000	7,341,895
5.25% 3/1/26	5,150,000	5,341,222
Royal Caribbean Cruises 3.70% 3/15/28	6,170,000	5,765,180
Service Corp. International 4.625% 12/15/27	2,320,000	2,209,800
Staples 144A 8.50% 9/15/25 #	1,630,000	1,536,275
Toyota Motor Credit 2.95% 4/13/21	5,040,000	5,012,056

		59,018,361

Consumer Non-Cyclical – 6.63%
Anheuser-Busch InBev Finance
3.30% 2/1/23	2,220,000	2,204,767
3.65% 2/1/26	1,835,000	1,804,912

24

	Principal amount°	Value (US $)
Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
Aramark Services 144A 5.00% 2/1/28 #	950,000	$918,840
BAT Capital
144A 3.222% 8/15/24 #	6,050,000	5,786,722
144A 4.54% 8/15/47 #	3,090,000	2,941,761
Bayer US Finance II
144A 4.25% 12/15/25 #	2,000,000	2,024,945
144A 4.375% 12/15/28 #	8,730,000	8,860,932
Becton Dickinson 3.363% 6/6/24	13,380,000	12,927,969
Campbell Soup 3.65% 3/15/23	5,690,000	5,586,675
CVS Health
3.70% 3/9/23	8,020,000	7,978,149
4.30% 3/25/28	7,325,000	7,311,556
Encompass Health 5.75% 11/1/24	2,775,000	2,825,561
General Mills 3.70% 10/17/23	4,855,000	4,846,701
IHS Markit 4.75% 8/1/28	1,685,000	1,680,113
Mylan 144A 4.55% 4/15/28 #	3,005,000	2,968,841
Reynolds American 6.875% 5/1/20	1,435,000	1,522,290
Teva Pharmaceutical Finance Netherlands III
6.00% 4/15/24	985,000	1,020,375
6.75% 3/1/28	1,915,000	2,047,291
Universal Health Services 144A 4.75% 8/1/22 #	2,170,000	2,191,700

		77,450,100

Electric – 8.87%
AES 4.50% 3/15/23	2,094,000	2,088,765
Alabama Power 4.30% 7/15/48	695,000	714,727
Ameren Illinois 9.75% 11/15/18	6,971,000	7,109,552
Ausgrid Finance
144A 3.85% 5/1/23 #	4,000,000	3,979,697
144A 4.35% 8/1/28 #	2,750,000	2,742,577
Avangrid 3.15% 12/1/24	5,485,000	5,245,947
Berkshire Hathaway Energy 144A 4.45% 1/15/49 #	3,010,000	3,062,747
Cleveland Electric Illuminating
144A 3.50% 4/1/28 #	2,935,000	2,794,459
5.50% 8/15/24	4,605,000	5,021,288
ComEd Financing III 6.35% 3/15/33	6,500,000	6,906,250
Duke Energy Florida 3.80% 7/15/28	2,270,000	2,292,076
Emera 6.75% 6/15/76 µ	5,600,000	5,936,000
Enel 144A 8.75% 9/24/73 #µ	4,125,000	4,573,594
Enel Chile 4.875% 6/12/28	2,725,000	2,791,844
Enel Finance International 144A 3.625% 5/25/27 #	12,025,000	11,195,639
Entergy Louisiana 4.00% 3/15/33	8,555,000	8,577,895
IPALCO Enterprises 3.70% 9/1/24	4,075,000	3,936,918

25

Schedules of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)

Electric (continued)
Mississippi Power 3.95% 3/30/28	3,410,000	$3,390,950
Narragansett Electric 144A 3.919% 8/1/28 #	3,020,000	3,040,958
National Rural Utilities Cooperative Finance
5.25% 4/20/46 µ	3,235,000	3,309,987
Nevada Power 2.75% 4/15/20	3,710,000	3,689,526
NV Energy 6.25% 11/15/20	4,475,000	4,763,116
Pennsylvania Electric 5.20% 4/1/20	341,000	348,630
PSEG Power 3.85% 6/1/23	4,250,000	4,237,666
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	1,880,000	1,876,428

		103,627,236

Energy – 10.54%
AmeriGas Partners 5.75% 5/20/27	4,086,000	3,927,667
Andeavor Logistics 4.25% 12/1/27	9,600,000	9,473,333
Cheniere Corpus Christi Holdings 5.125% 6/30/27	1,345,000	1,353,406
Enbridge
4.00% 10/1/23	2,280,000	2,304,421
6.00% 1/15/77 µ	3,600,000	3,550,500
6.25% 3/1/78 µ	1,810,000	1,774,371
Enbridge Energy Partners
4.375% 10/15/20	770,000	782,142
5.20% 3/15/20	400,000	410,761
5.50% 9/15/40	1,195,000	1,267,359
Energy Transfer Partners
4.20% 9/15/23	930,000	932,434
4.95% 6/15/28	1,450,000	1,481,449
6.00% 6/15/48	3,980,000	4,176,400
6.125% 12/15/45	4,655,000	4,851,520
6.625%µy	5,105,000	4,859,322
Kinder Morgan 5.05% 2/15/46	4,500,000	4,418,101
Kinder Morgan Energy Partners 9.00% 2/1/19	3,600,000	3,710,062
Marathon Oil
2.80% 11/1/22	1,865,000	1,795,195
5.20% 6/1/45	4,395,000	4,656,243
MPLX 4.875% 12/1/24	7,875,000	8,168,545
Newfield Exploration
5.625% 7/1/24	1,345,000	1,418,975
5.75% 1/30/22	1,085,000	1,136,537
Noble Energy
3.85% 1/15/28	5,590,000	5,407,816
4.95% 8/15/47	485,000	493,630
5.05% 11/15/44	1,055,000	1,070,292
NuStar Logistics 5.625% 4/28/27	2,585,000	2,533,300

26

	Principal amount°	Value (US $)
Corporate Bonds (continued)

Energy (continued)
Occidental Petroleum 4.20% 3/15/48	4,900,000	$4,921,304
ONEOK
4.55% 7/15/28	3,815,000	3,901,754
7.50% 9/1/23	4,985,000	5,729,102
Petrobras Global Finance 7.25% 3/17/44	2,560,000	2,524,800
Petroleos Mexicanos 6.75% 9/21/47	3,125,000	2,890,625
Sabine Pass Liquefaction
5.625% 3/1/25	4,500,000	4,803,795
5.75% 5/15/24	3,370,000	3,629,315
5.875% 6/30/26	2,915,000	3,176,189
Targa Resources Partners 144A 5.875% 4/15/26 #	2,370,000	2,420,363
Transcanada Trust 5.875% 8/15/76 µ	2,245,000	2,261,838
Transcontinental Gas Pipe Line
144A 4.00% 3/15/28 #	1,715,000	1,692,692
144A 4.60% 3/15/48 #	2,035,000	2,007,450
Williams 4.55% 6/24/24	2,280,000	2,302,800
Williams Partners
3.75% 6/15/27	1,770,000	1,709,919
4.85% 3/1/48	3,350,000	3,305,980

		123,231,707

Finance Companies – 3.54%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	6,045,000	6,264,131
AerCap Ireland Capital 3.65% 7/21/27	9,910,000	9,158,815
Air Lease 3.00% 9/15/23	9,055,000	8,601,642
Aviation Capital Group 144A 3.50% 11/1/27 #	5,685,000	5,271,738
Depository Trust & Clearing 144A 4.875%#µy	6,000,000	6,120,000
GE Capital International Funding Co. Unlimited
4.418% 11/15/35	3,190,000	3,109,221
International Lease Finance 8.625% 1/15/22	2,500,000	2,854,857

		41,380,404

Insurance – 1.97%
AXA Equitable Holdings
144A 3.90% 4/20/23 #	1,565,000	1,555,993
144A 4.35% 4/20/28 #	1,540,000	1,507,314
144A 5.00% 4/20/48 #	2,535,000	2,435,526
MetLife
5.25%µy	4,200,000	4,294,500
144A 9.25% 4/8/38 #	2,160,000	2,948,400
Nuveen Finance 144A 4.125% 11/1/24 #	1,850,000	1,833,912
Prudential Financial 5.375% 5/15/45 µ	3,370,000	3,391,063
Voya Financial 144A 4.70% 1/23/48 #µ	3,390,000	2,995,913

27

Schedules of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)

Insurance (continued)
XLIT 4.797% (LIBOR03M + 2.46%)y•	2,042,000	$2,016,475

		22,979,096

Natural Gas – 0.50%
NiSource 144A 5.65%#µy	3,320,000	3,307,550
Sempra Energy 3.80% 2/1/38	2,785,000	2,565,948

		5,873,498

Real Estate Investment Trusts – 2.44%
Alexandria Real Estate Equities 4.70% 7/1/30	1,015,000	1,027,467
Corporate Office Properties 5.25% 2/15/24	5,730,000	5,931,118
Education Realty Operating Partnership 4.60% 12/1/24	4,170,000	4,147,736
ESH Hospitality 144A 5.25% 5/1/25 #	3,070,000	2,985,575
Host Hotels & Resorts 3.75% 10/15/23	5,945,000	5,818,574
Kilroy Realty 3.45% 12/15/24	2,965,000	2,842,954
LifeStorage 3.50% 7/1/26	2,745,000	2,561,747
WP Carey 4.60% 4/1/24	3,120,000	3,151,644

		28,466,815

Technology – 4.87%
Analog Devices 4.50% 12/5/36	2,000,000	1,957,175
Broadcom 3.50% 1/15/28	3,755,000	3,402,977
CDK Global
4.875% 6/1/27	4,550,000	4,476,063
5.875% 6/15/26	740,000	760,350
Corning 4.375% 11/15/57	1,755,000	1,552,100
Dell International
144A 6.02% 6/15/26 #	4,100,000	4,335,802
144A 8.10% 7/15/36 #	2,180,000	2,591,128
Marvell Technology Group 4.875% 6/22/28	5,680,000	5,754,085
Microchip Technology
144A 3.922% 6/1/21 #	2,945,000	2,952,485
144A 4.333% 6/1/23 #	7,910,000	7,939,727
MSCI 144A 4.75% 8/1/26 #	2,830,000	2,801,700
NXP
144A 4.125% 6/1/21 #	1,200,000	1,206,036
144A 4.625% 6/1/23 #	2,765,000	2,803,019
salesforce.com 3.70% 4/11/28	5,745,000	5,771,200
Tencent Holdings 144A 3.925% 1/19/38 #	6,350,000	5,901,495
Vantiv 144A 4.375% 11/15/25 #	2,815,000	2,674,250

		56,879,592

Transportation – 1.89%
Burlington Northern Santa Fe 4.15% 12/15/48	2,645,000	2,680,213
DAE Funding
144A 4.50% 8/1/22 #	540,000	533,250

28

	Principal amount°	Value (US $)
Corporate Bonds (continued)

Transportation (continued)
DAE Funding
144A 5.00% 8/1/24 #	540,000	$533,250
FedEx 4.05% 2/15/48	7,050,000	6,540,592
Norfolk Southern 3.80% 8/1/28	3,570,000	3,576,731
Penske Truck Leasing 144A 4.20% 4/1/27 #	575,000	568,000
Union Pacific 3.50% 6/8/23	2,840,000	2,843,097
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ♦	1,299,334	1,305,812
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ♦	3,330,585	3,315,214
United Airlines 2016-1 Class AA Pass Through Trust 3.10% 7/7/28 ♦	260,489	247,891

		22,144,050

Total Corporate Bonds (cost $1,103,991,096)		1,093,275,128

Municipal Bonds – 0.87%

Buckeye, Ohio Tobacco Settlement Financing Authority (Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	2,195,000	2,213,899
Commonwealth of Massachusetts Series C 5.00% 10/1/25	330,000	389,245
Los Angeles, California Department of Water & Power Revenue (Taxable Build America Bond) Series D 6.574% 7/1/45	5,365,000	7,506,118

Total Municipal Bonds (cost $7,885,768)		10,109,262

Loan Agreements – 1.71%

Altice France Tranche B13 1st Lien 6.077% (LIBOR03M + 4.00%) 1/31/26 •	2,500,000	2,450,390
BWAY Holding Tranche B 1st Lien 5.581% (LIBOR03M + 3.25%) 4/3/24 •	2,500,000	2,496,615
First Data 1st Lien 4.069% (LIBOR03M + 2.00%) 4/26/24 •	2,500,000	2,502,700
MPH Acquisition Holdings Tranche B 1st Lien 5.084% (LIBOR03M + 2.75%) 6/7/23 •	2,500,000	2,502,953
Scientific Games International Tranche B5 1st Lien 4.827% (LIBOR03M + 2.75%) 8/14/24 •	2,500,000	2,504,688
Stars Group Holdings Tranche B 1st Lien 5.831% (LIBOR03M + 3.50%) 7/10/25 •	2,500,000	2,527,125
Unitymedia Finance Tranche E 1st Lien 4.072% (LIBOR03M + 2.00%) 6/1/23 •	2,500,000	2,496,205
USI Tranche B 1st Lien 5.334% (LIBOR03M + 3.00%)
5/16/24 •	2,500,000	2,497,460

Total Loan Agreements (cost $19,909,375)		19,978,136

29

Schedules of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
US Treasury Obligations – 0.64%

US Treasury Bond
3.125% 5/15/48	6,935,000	$6,996,900
US Treasury Note
2.875% 5/15/28	410,000	407,125

Total US Treasury Obligations (cost $7,520,504)		7,404,025

	Number of shares
Convertible Preferred Stock – 0.44%

Bank of America 7.25% exercise price $50.00 y	2,143	2,726,410
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	52,027	2,449,301

Total Convertible Preferred Stock (cost $5,429,856)		5,175,711

Preferred Stock – 0.46%

Bank of America 6.50% µy	2,610,000	2,802,487
GMAC Capital Trust I 8.128% 2/15/40 (LIBOR03M + 5.79%)•	50,000	1,328,500
Morgan Stanley 5.55% µy	895,000	918,494
USB Realty 144A 3.486% (LIBOR03M + 1.15%)#y•	400,000	358,080

Total Preferred Stock (cost $4,840,625)		5,407,561

	Principal amount°
Short-Term Investments – 2.54%

Repurchase Agreements – 2.54%
Bank of America Merrill Lynch 1.84%, dated 7/31/18, to be repurchased on 8/1/18, repurchase price $4,722,337 (collateralized by US government obligations 2.25% 11/15/27; market value $4,816,541)	4,722,096	4,722,096
Bank of Montreal 1.83%, dated 7/31/18, to be repurchased on 8/1/18, repurchase price $9,444,671 (collateralized by US government obligations 0.125%–2.875% 7/15/22–11/15/46; market value $9,633,079)	9,444,191	9,444,191
BNP Paribas 1.87%, dated 7/31/18, to be repurchased on 8/1/18, repurchase price $15,545,521 (collateralized by US government obligations 0.00%–4.75% 12/31/22–8/15/46; market value $15,855,612)	15,544,713	15,544,713

Total Short-Term Investments (cost $29,711,000)		29,711,000

Total Value of Securities – 100.50% (cost $1,182,815,572)		$1,174,543,990

30

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2018, the aggregate value of Rule 144A securities was $284,635,994, which represents 24.35% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

♦

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2018. Rate will reset at a future date.

y	No contractual maturity date.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

The following futures contracts were outstanding at July 31, 2018:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(118)	US Treasury 2 yr Notes	$(24,942,250)	$(25,085,729)	10/1/18	$143,479	$—	$(1,843)
(154)	US Treasury 10 yr Notes	(18,390,969)	(18,622,736)	9/20/18	231,767	—	(7,220)
86	US Treasury Long Bonds	12,295,312	12,506,525	9/20/18	—	(211,213)	29,563

Total Futures Contracts			$(31,201,940)		$375,246	$(211,213)	$20,500

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

31

Schedules of investments
Delaware Corporate Bond Fund

Summary of abbreviations:

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

USD – US Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

32

Schedules of investments
Delaware Extended Duration Bond Fund	July 31, 2018

	Principal amount°	Value (US $)
Convertible Bonds – 0.31%
Blackstone Mortgage Trust 4.375% exercise price $35.67, maturity date 5/5/22	1,545,000	$1,530,813
Blackstone Mortgage Trust 4.75% exercise price $36.23, maturity date 3/15/23	550,000	540,196

Total Convertible Bonds (cost $2,099,111)		2,071,009

Corporate Bonds – 90.16%
Banking – 11.50%
Ally Financial 8.00% 11/1/31	595,000	719,950
Bank of America 3.946% 1/23/49 µ	6,700,000	6,230,571
Bank of New York Mellon 4.625%µy	3,275,000	3,136,500
Credit Suisse Group 144A 6.25%#µy	1,147,000	1,154,201
Credit Suisse Group Funding Guernsey 4.875% 5/15/45	4,560,000	4,678,182
Fifth Third Bank 3.85% 3/15/26	5,000,000	4,908,539
Goldman Sachs Group
4.223% 5/1/29 µ	5,555,000	5,505,483
5.15% 5/22/45	6,055,000	6,294,013
JPMorgan Chase & Co.
3.897% 1/23/49 µ	8,895,000	8,151,555
3.964% 11/15/48 µ	1,300,000	1,202,742
6.75%µy	1,500,000	1,640,625
KeyBank 6.95% 2/1/28	2,467,000	2,933,246
Lloyds Banking Group 4.344% 1/9/48	5,545,000	4,890,591
Morgan Stanley
4.375% 1/22/47	5,120,000	5,046,958
4.457% 4/22/39 µ	1,095,000	1,102,003
5.00% 11/24/25	1,450,000	1,509,470
PNC Financial Services Group 5.00%µy	2,705,000	2,691,475
UBS 7.625% 8/17/22	4,020,000	4,486,320
UBS Group Funding Switzerland 6.875%µy	1,165,000	1,218,578
US Bancorp
2.375% 7/22/26	1,275,000	1,159,246
5.125%µy	2,805,000	2,899,669
USB Capital IX 3.50% (LIBOR03M + 1.02%)y•	810,000	726,125
Wells Fargo Capital X 5.95% 12/15/36	3,245,000	3,500,544
Westpac Banking 5.00%µy	875,000	787,997

		76,574,583

Basic Industry – 5.11%
Anglo American Capital 144A 4.75% 4/10/27 #	2,285,000	2,227,449
Barrick North America Finance 5.75% 5/1/43	3,380,000	3,765,401
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	1,248,000	1,316,640
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	2,070,000	1,991,651
Georgia-Pacific 8.00% 1/15/24	3,280,000	3,950,940

Schedules of investments

Delaware Extended Duration Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Goldcorp 5.45% 6/9/44	3,980,000	$4,250,593
International Paper 4.40% 8/15/47	1,976,000	1,851,174
Nucor 4.40% 5/1/48	5,065,000	5,086,123
RPM International 4.25% 1/15/48	3,115,000	2,777,994
Westlake Chemical 4.375% 11/15/47	7,315,000	6,824,698

		34,042,663

Brokerage – 1.74%
Charles Schwab 5.00%µy	930,000	897,450
Jefferies Group
6.45% 6/8/27	2,640,000	2,845,401
6.50% 1/20/43	1,985,000	2,045,859
Lazard Group 3.75% 2/13/25	655,000	633,061
Legg Mason 5.625% 1/15/44	5,000,000	5,165,284

		11,587,055

Capital Goods – 5.03%
Crane 4.20% 3/15/48	4,750,000	4,513,492
Martin Marietta Materials 4.25% 12/15/47	4,555,000	4,042,698
Northrop Grumman 4.03% 10/15/47	6,910,000	6,614,016
Rockwell Collins 4.35% 4/15/47	5,100,000	5,032,539
Snap-on 4.10% 3/1/48	5,415,000	5,357,143
Valmont Industries 5.00% 10/1/44	8,570,000	7,918,713

		33,478,601

Communications – 8.17%
AT&T
144A 4.30% 2/15/30 #	1,125,000	1,075,139
4.50% 3/9/48	2,320,000	2,048,874
5.25% 3/1/37	1,400,000	1,406,125
Charter Communications Operating 5.375% 4/1/38	5,710,000	5,661,145
Crown Castle International 4.75% 5/15/47	1,895,000	1,827,710
Deutsche Telekom International Finance 8.75% 6/15/30	1,335,000	1,812,674
Discovery Communications 5.20% 9/20/47	4,590,000	4,539,170
Myriad International Holdings 144A 4.85% 7/6/27 #	975,000	974,382
Telefonica Emisiones 4.895% 3/6/48	7,060,000	6,908,768
TELUS 4.60% 11/16/48	3,320,000	3,317,159
Time Warner Cable 7.30% 7/1/38	5,265,000	6,118,279
UPC Holding 144A 5.50% 1/15/28 #	1,715,000	1,577,800
Verizon Communications
4.125% 8/15/46	3,085,000	2,786,110
4.50% 8/10/33	5,870,000	5,816,743
Viacom 4.375% 3/15/43	3,415,000	3,005,275
Vodafone Group 5.25% 5/30/48	4,255,000	4,424,236

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Warner Media 4.85% 7/15/45	1,160,000	$1,093,005

		54,392,594

Consumer Cyclical – 3.35%
Alibaba Group Holding 4.00% 12/6/37	4,040,000	3,794,180
Ford Motor 5.291% 12/8/46	1,785,000	1,663,531
General Motors
5.15% 4/1/38	2,450,000	2,361,517
6.75% 4/1/46	2,805,000	3,115,305
Lowe’s 4.05% 5/3/47	5,965,000	5,841,624
Marriott International 4.50% 10/1/34	4,610,000	4,633,569
Staples 144A 8.50% 9/15/25 #	984,000	927,420

		22,337,146

Consumer Non-Cyclical – 10.14%
Abbott Laboratories 4.90% 11/30/46	5,125,000	5,662,298
Altria Group 3.875% 9/16/46	6,540,000	5,885,094
Anheuser-Busch InBev Finance 4.90% 2/1/46	6,590,000	6,887,630
BAT Capital 144A 4.54% 8/15/47 #	8,485,000	8,077,943
Bayer US Finance II 144A 4.875% 6/25/48 #	4,090,000	4,241,509
Campbell Soup 4.80% 3/15/48	6,465,000	5,857,866
Celgene 5.25% 8/15/43	4,315,000	4,360,232
CVS Health
4.78% 3/25/38	8,865,000	8,948,800
5.05% 3/25/48	3,285,000	3,417,043
Kraft Heinz Foods 4.375% 6/1/46	3,538,000	3,157,546
Mylan 144A 5.20% 4/15/48 #	4,760,000	4,697,596
Pernod Ricard 144A 5.50% 1/15/42 #	5,605,000	6,330,559

		67,524,116

Electric – 16.12%
AEP Texas 3.80% 10/1/47	3,800,000	3,547,222
Alabama Power
3.70% 12/1/47	4,110,000	3,836,612
4.30% 7/15/48	3,130,000	3,218,843
American Transmission Systems 144A 5.00% 9/1/44 #	5,110,000	5,562,895
Appalachian Power 4.40% 5/15/44	5,595,000	5,723,122
Baltimore Gas & Electric 3.75% 8/15/47	1,755,000	1,632,124
Berkshire Hathaway Energy
3.80% 7/15/48	5,185,000	4,747,785
144A 4.45% 1/15/49 #	4,480,000	4,558,507
Black Hills 4.20% 9/15/46	4,745,000	4,566,814
ComEd Financing III 6.35% 3/15/33	4,210,000	4,473,125
DTE Electric
3.75% 8/15/47	3,675,000	3,497,383

Schedules of investments

Delaware Extended Duration Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
DTE Electric
4.05% 5/15/48	3,280,000	$3,275,732
Duke Energy 3.95% 8/15/47	3,240,000	3,009,919
Duke Energy Ohio 3.70% 6/15/46	1,000,000	922,209
Emera 6.75% 6/15/76 µ	3,445,000	3,651,700
Emera US Finance 4.75% 6/15/46	3,760,000	3,757,097
Enel Chile 4.875% 6/12/28	1,560,000	1,598,267
Enel Finance International 144A 4.75% 5/25/47 #	2,621,000	2,586,024
Entergy Arkansas 4.95% 12/15/44	2,765,000	2,782,132
Entergy Louisiana
4.00% 3/15/33	1,885,000	1,890,045
4.95% 1/15/45	125,000	125,662
Florida Power & Light 3.70% 12/1/47	3,110,000	2,952,366
National Rural Utilities Cooperative Finance
5.25% 4/20/46 µ	935,000	956,673
Oklahoma Gas & Electric 3.85% 8/15/47	4,500,000	4,234,193
PPL Capital Funding 4.00% 9/15/47	3,630,000	3,334,729
PPL Electric Utilities 4.15% 6/15/48	4,520,000	4,601,416
Public Service Electric & Gas 3.60% 12/1/47	2,235,000	2,076,003
South Carolina Electric & Gas 4.10% 6/15/46	3,160,000	2,895,584
Southern California Edison 4.125% 3/1/48	3,245,000	3,158,153
Southwestern Public Service 3.70% 8/15/47	3,165,000	2,956,303
Tampa Electric 4.20% 5/15/45	2,175,000	2,084,809
Union Electric 4.00% 4/1/48	5,315,000	5,253,699
Virginia Electric & Power 3.80% 9/15/47	4,115,000	3,856,414

		107,323,561

Energy – 10.83%
Anadarko Petroleum 6.60% 3/15/46	1,840,000	2,276,072
Enbridge
6.00% 1/15/77 µ	3,380,000	3,333,525
6.25% 3/1/78 µ	1,060,000	1,039,135
Enbridge Energy Partners 5.50% 9/15/40	1,307,000	1,386,140
Energy Transfer Partners
6.00% 6/15/48	4,130,000	4,333,802
6.125% 12/15/45	2,650,000	2,761,875
Eni 144A 5.70% 10/1/40 #	3,450,000	3,673,719
Kinder Morgan 5.05% 2/15/46	6,035,000	5,925,165
Marathon Oil 5.20% 6/1/45	7,080,000	7,500,842
MPLX 5.20% 3/1/47	2,540,000	2,580,109
Newfield Exploration 5.625% 7/1/24	1,275,000	1,345,125
Noble Energy
4.95% 8/15/47	1,325,000	1,348,576

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Noble Energy
5.05% 11/15/44	5,200,000	$5,275,371
Occidental Petroleum 4.20% 3/15/48	9,245,000	9,285,194
Petrobras Global Finance 7.25% 3/17/44	1,595,000	1,573,069
Petroleos Mexicanos 6.75% 9/21/47	1,595,000	1,475,375
Sabine Pass Liquefaction
5.625% 3/1/25	3,560,000	3,800,335
5.875% 6/30/26	3,165,000	3,448,589
Shell International Finance 4.00% 5/10/46	3,370,000	3,344,458
Transcanada Trust 5.875% 8/15/76 µ	1,400,000	1,410,500
Transcontinental Gas Pipe Line 144A 4.60% 3/15/48 #	2,240,000	2,209,674
Williams Partners 4.85% 3/1/48	2,795,000	2,758,273

		72,084,923

Finance Companies – 1.46%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	3,020,000	3,129,475
Depository Trust & Clearing 144A 4.875%#µy	3,000,000	3,060,000
GE Capital International Funding Co. Unlimited
4.418% 11/15/35	3,590,000	3,499,092

		9,688,567

Insurance – 7.33%
Alleghany 4.90% 9/15/44	3,525,000	3,602,382
Allstate 4.20% 12/15/46	2,830,000	2,820,476
AXA Equitable Holdings 144A 5.00% 4/20/48 #	4,000,000	3,843,039
Berkshire Hathaway Finance 4.30% 5/15/43	1,800,000	1,833,901
Brighthouse Financial 4.70% 6/22/47	6,335,000	5,477,615
High Street Funding Trust II 144A 4.682% 2/15/48 #	6,505,000	6,527,768
MetLife 4.60% 5/13/46	3,725,000	3,821,876
Nationwide Mutual Insurance 144A 4.95% 4/22/44 #	3,200,000	3,311,320
Pacific Life Insurance 144A 4.30% 10/24/67 #µ	6,270,000	5,647,336
Progressive
4.125% 4/15/47	1,950,000	1,901,897
4.20% 3/15/48	5,075,000	4,978,063
Voya Financial 144A 4.70% 1/23/48 #µ	2,010,000	1,776,338
XLIT
4.797% (LIBOR03M + 2.458%)y•	1,260,000	1,244,250
5.50% 3/31/45	1,895,000	1,980,529

		48,766,790

Natural Gas – 2.85%
Brooklyn Union Gas 144A 4.273% 3/15/48 #	5,770,000	5,702,007
Piedmont Natural Gas 3.64% 11/1/46	6,300,000	5,646,393
Sempra Energy
3.80% 2/1/38	1,760,000	1,621,568

Schedules of investments

Delaware Extended Duration Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Natural Gas (continued)
Sempra Energy
4.00% 2/1/48	1,410,000	$1,284,180
Southern California Gas 4.125% 6/1/48	2,730,000	2,735,715
Southwest Gas 3.80% 9/29/46	2,150,000	1,983,238

		18,973,101

Technology – 3.62%
Apple 3.75% 11/13/47	4,695,000	4,486,310
Corning 4.375% 11/15/57	1,435,000	1,269,096
Dell International
144A 6.02% 6/15/26 #	1,935,000	2,046,287
144A 8.10% 7/15/36 #	1,880,000	2,234,550
Oracle 4.00% 11/15/47	5,580,000	5,466,162
salesforce.com 3.70% 4/11/28	1,950,000	1,958,893
Tencent Holdings 144A 3.925% 1/19/38 #	1,785,000	1,658,924
Texas Instruments 4.15% 5/15/48	4,805,000	4,950,563

		24,070,785

Transportation – 2.91%
Burlington Northern Santa Fe 4.15% 12/15/48	1,500,000	1,519,969
FedEx 4.05% 2/15/48	4,200,000	3,896,523
Norfolk Southern 4.15% 2/28/48	4,795,000	4,751,482
Penske Truck Leasing 144A 3.40% 11/15/26 #	3,880,000	3,634,859
United Parcel Service 3.75% 11/15/47	5,920,000	5,576,565

		19,379,398

Total Corporate Bonds (cost $613,707,277)		600,223,883

Municipal Bonds – 2.80%
Chicago, Illinois O’Hare International Airport Third Lien Revenue (Build America Bonds - Direct Payment) Series B 6.395% 1/1/40	3,800,000	4,980,090
Commonwealth of Massachusetts Series C 5.00% 10/1/25	200,000	235,906
Long Island, New York Power Authority Electric System Revenue (Federally Taxable - Issuer Subsidy - Build America Bonds) Series B 5.85% 5/1/41	3,600,000	4,257,252
Los Angeles, California Department of Water & Power Revenue (Federally Taxable - Direct Payment - Build America Bonds) Series D 6.574% 7/1/45	2,225,000	3,112,975
Metropolitan Transportation Authority, New York Revenue (Build America Bonds) Series A-2 6.089% 11/15/40	3,205,000	4,052,659

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Oregon Department of Transportation Highway User Tax Revenue (Federally Taxable Build America Bonds) Subordinate Series A 5.834% 11/15/34	1,605,000	$1,978,772

Total Municipal Bonds (cost $14,703,355)		18,617,654

US Treasury Obligations – 2.01%
US Treasury Bond
3.125% 5/15/48	8,890,000	8,969,351
US Treasury Note
2.875% 5/15/28	4,440,000	4,408,868

Total US Treasury Obligations (cost $13,387,295)		13,378,219

	Number of shares
Convertible Preferred Stock – 0.50%
Bank of America 7.25% exercise price $50.00 y	1,360	1,730,246
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	34,000	1,600,635

Total Convertible Preferred Stock (cost $3,482,960)		3,330,881

Preferred Stock – 0.65%
Bank of America 6.50% µy	1,500,000	1,610,625
Morgan Stanley 5.55% µy	2,280,000	2,339,850
USB Realty 144A 3.486% (LIBOR03M + 1.147%)#y•	400,000	358,080

Total Preferred Stock (cost $4,254,700)		4,308,555

	Principal amount°
Short-Term Investments – 1.89%
Repurchase Agreements – 1.89%
Bank of America Merrill Lynch 1.84%, dated 7/31/18, to be repurchased on 8/1/18, repurchase price $2,002,833 (collateralized by US government obligations 2.25% 11/15/27; market value $2,042,787)	2,002,730	2,002,730
Bank of Montreal 1.83%, dated 7/31/18, to be repurchased on 8/1/18, repurchase price $4,005,665 (collateralized by US government obligations 0.125%–2.875% 7/15/22–11/15/46; market value $4,085,572)	4,005,461	4,005,461

Schedules of investments

Delaware Extended Duration Bond Fund

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 1.87%, dated 7/31/18, to be repurchased on 8/1/18, repurchase price $6,593,151 (collateralized by US government obligations 0.00%–4.75% 12/31/22–8/15/46; market value $6,724,666)	6,592,809	$6,592,809

Total Short-Term Investments (cost $12,601,000)		12,601,000

Total Value of Securities – 98.32% (cost $664,235,698)		$654,531,201

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2018, the aggregate value of Rule 144A securities was $96,113,091, which represents 14.44% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2018. Rate will reset at a future date.

y	No contractual maturity date.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

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Statements of assets and liabilities

July 31, 2018

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

Assets:
Investments, at value[1]	$1,174,543,990	$654,531,201
Cash collateral due from broker	72,000	—
Cash	2,406	3,349
Dividends and interest receivable	12,741,238	7,829,540
Receivable for securities sold	10,769,623	5,239,561
Receivable for fund shares sold	1,589,688	6,598,104
Variation margin due from broker on futures contracts	20,500	—
Other assets[2]	438,287	166,247

Total assets	1,200,177,732	674,368,002

Liabilities:
Payable for securities purchased	26,698,594	6,177,775
Contingent liabilities[2]	1,460,956	554,156
Payable for fund shares redeemed	1,317,590	760,683
Distribution payable	1,122,211	647,052
Investment management fees payable to affiliates	347,909	199,357
Other accrued expenses	280,109	179,193
Distribution fees payable to affiliates	127,436	55,998
Audit and tax fees payable	49,332	49,332
Dividend disbursing and transfer agent fees and expenses payable to affiliates	18,979	10,839
Accounting and administration expenses payable to affiliates	4,044	2,456
Trustees’ fees and expenses payable	3,379	1,934
Legal fees payable to affiliates	1,252	717
Reports and statements to shareholders expenses payable to affiliates	951	537

Total liabilities	31,432,742	8,640,029

Total Net Assets	$1,168,744,990	$665,727,973

Net Assets Consist of:
Paid-in capital	$1,237,809,281	$679,420,369
Distributions in excess of net investment income	(27,569)	(528,707)
Accumulated net realized loss	(60,929,173)	(3,459,192)
Net unrealized depreciation of investments	(8,271,582)	(9,704,497)
Net unrealized appreciation of futures contracts	164,033	—

Total Net Assets	$1,168,744,990	$665,727,973

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Net Asset Value
Class A:
Net assets	$200,600,652	$150,397,221
Shares of beneficial interest outstanding, unlimited authorization, no par	35,733,180	23,962,852
Net asset value per share	$5.61	$6.28
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share/(1 – sales charge)	$5.87	$6.58

Class C:
Net assets	$88,273,656	$17,611,563
Shares of beneficial interest outstanding, unlimited authorization, no par	15,723,367	2,807,522
Net asset value per share	$5.61	$6.27

Class R:
Net assets	$19,511,856	$15,388,723
Shares of beneficial interest outstanding, unlimited authorization, no par	3,472,706	2,448,460
Net asset value per share	$5.62	$6.29

Institutional Class:
Net assets	$860,358,826	$433,957,138
Shares of beneficial interest outstanding, unlimited authorization, no par	153,254,721	69,259,639
Net asset value per share	$5.61	$6.27

Class R6:
Net assets	$—	$48,373,328
Shares of beneficial interest outstanding, unlimited authorization, no par	—	7,714,262
Net asset value per share	$—	$6.27
[1] Investments, at cost	$1,182,815,572	$664,235,698
[2] See Note 13 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Year ended July 31, 2018

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund

Investment Income:
Interest	$46,562,036	$29,869,796
Dividends	355,624	149,738

	46,917,660	30,019,534

Expenses:
Management fees	5,479,457	3,668,337
Distribution expenses – Class A	567,663	460,339
Distribution expenses – Class C	1,128,277	242,849
Distribution expenses – Class R	123,626	85,285
Dividend disbursing and transfer agent fees and expenses	1,318,458	769,257
Accounting and administration expenses	232,919	151,802
Registration fees	145,654	112,541
Reports and statements to shareholders expenses	98,589	61,763
Legal fees	95,121	67,510
Trustees’ fees and expenses	52,715	31,834
Audit and tax fees	50,485	50,117
Custodian fees	34,946	18,405
Other	49,853	36,464

	9,377,763	5,756,503
Less expenses waived	(391,678)	(779,765)
Less expenses paid indirectly	(10,632)	(3,083)

Total operating expenses	8,975,453	4,973,655

Net Investment Income	37,942,207	25,045,879

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(11,066,889)	4,256,736
Futures contracts	46,647	—

Net realized gain (loss)	(11,020,242)	4,256,736

Net change in unrealized appreciation (depreciation) of:
Investments	(42,342,318)	(40,757,560)
Futures contracts	164,033	—

Net change in unrealized appreciation (depreciation)	(42,178,285)	(40,757,560)

Net Realized and Unrealized Loss	(53,198,527)	(36,500,824)

Net Decrease in Net Assets Resulting from Operations	$(15,256,320)	$(11,454,945)

See accompanying notes, which are an integral part of the financial statements.

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Statements of changes in net assets

Delaware Corporate Bond Fund

	Year ended
	7/31/18	7/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$37,942,207	$34,499,208
Net realized gain (loss)	(11,020,242)	6,344,093
Net change in unrealized appreciation (depreciation)	(42,178,285)	(12,759,975)

Net increase (decrease) in net assets resulting from operations	(15,256,320)	28,083,326

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(8,104,963)	(10,158,299)
Class C	(3,172,984)	(4,215,326)
Class R	(818,568)	(837,999)
Institutional Class	(29,609,714)	(22,364,628)

	(41,706,229)	(37,576,252)

Capital Share Transactions:
Proceeds from shares sold:
Class A	33,704,901	48,124,502
Class C	4,492,764	10,666,333
Class R	9,166,197	6,075,370
Institutional Class	482,977,869	385,354,541

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	7,560,371	9,231,037
Class C	2,820,800	3,640,108
Class R	818,333	837,999
Institutional Class	16,199,993	15,641,975

	557,741,228	479,571,865

	Year ended
	7/31/18	7/31/17
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(77,661,628)	$(156,641,819)
Class C	(44,978,538)	(53,930,592)
Class R	(13,394,326)	(11,600,664)
Institutional Class	(287,055,533)	(295,181,692)

	(423,090,025)	(517,354,767)

Increase (decrease) in net assets derived from capital share transactions	134,651,203	(37,782,902)

Net Increase (Decrease) in Net Assets	77,688,654	(47,275,828)
Net Assets:
Beginning of year	1,091,056,336	1,138,332,164

End of year	$1,168,744,990	$1,091,056,336

Distributions in excess of net investment income	$(27,569)	$(136,718)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Extended Duration Bond Fund

	Year ended
	7/31/18	7/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$25,045,879	$23,008,721
Net realized gain	4,256,736	1,746,529
Net change in unrealized appreciation (depreciation)	(40,757,560)	(18,947,483)

Net increase (decrease) in net assets resulting from operations	(11,454,945)	5,807,767

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(6,604,011)	(7,659,320)
Class C	(685,910)	(839,177)
Class R	(568,514)	(698,302)
Institutional Class	(16,476,994)	(13,975,153)
Class R6	(1,234,037)	(506,083)

	(25,569,466)	(23,678,035)

Capital Share Transactions:
Proceeds from shares sold:
Class A	29,749,844	55,230,518
Class C	2,276,247	5,369,433
Class R	3,182,605	6,719,692
Institutional Class	167,528,226	176,836,364
Class R6	26,877,912	15,013,019

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	6,501,977	7,438,369
Class C	652,210	770,483
Class R	568,514	698,302
Institutional Class	15,382,847	13,186,863
Class R6	1,205,755	491,813

	253,926,137	281,754,856

	Year ended
	7/31/18	7/31/17
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(73,020,245)	$(99,257,045)
Class C	(12,326,813)	(10,611,548)
Class R	(6,829,085)	(13,234,769)
Institutional Class	(118,872,759)	(159,780,608)
Class R6	(1,380,444)	(1,307,180)

	(212,429,346)	(284,191,150)

Increase (decrease) in net assets derived from capital share transactions	41,496,791	(2,436,294)

Net Increase (Decrease) in Net Assets	4,472,380	(20,306,562)
Net Assets:
Beginning of year	661,255,593	681,562,155

End of year	$665,727,973	$661,255,593

Distributions in excess of net investment income	$(528,707)	$(595,199)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Corporate Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]

Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	The average shares outstanding method has been applied for per share information.
[2]	For the year ended July 31, 2016, net realized gain distributions of $72,919 were made by the Fund’s Class A shares, which calculated to a de minimis amount of $(0.001) per share.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended July 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

50

Year ended

7/31/18	7/31/17	7/31/16	7/31/15	7/31/14

$5.90	$5.94	$5.81	$6.08	$5.95

0.19	0.19	0.19	0.21	0.23
(0.27)	(0.03)	0.14	(0.19)	0.25

(0.08)	0.16	0.33	0.02	0.48

(0.21)	(0.20)	(0.20)	(0.23)	(0.25)
—	—	— [2]	(0.06)	(0.10)

(0.21)	(0.20)	(0.20)	(0.29)	(0.35)

$5.61	$5.90	$5.94	$5.81	$6.08

(1.44% )	2.84%	5.91%	0.28%	8.33%

$200,600	$248,143	$352,477	$442,509	$511,351
0.88%	0.94%	0.94%	0.95%	0.94%
0.92%	0.94%	0.96%	0.96%	0.96%
3.26%	3.19%	3.28%	3.43%	3.81%
3.22%	3.19%	3.26%	3.42%	3.79%
158%	168%	217%	215%	215%

51

Financial highlights

Delaware Corporate Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]

Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	The average shares outstanding method has been applied for per share information.
[2]	For the year ended July 31, 2016, net realized gain distributions of $32,194 were made by the Fund’s Class C shares, which calculated to a de minimis amount of $(0.001) per share.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended July 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

52

Year ended

7/31/18	7/31/17	7/31/16	7/31/15	7/31/14

$5.90	$5.94	$5.81	$6.08	$5.96

0.14	0.14	0.15	0.16	0.18
(0.27)	(0.02)	0.14	(0.19)	0.25

(0.13)	0.12	0.29	(0.03)	0.43

(0.16)	(0.16)	(0.16)	(0.18)	(0.21)
—	—	— [2]	(0.06)	(0.10)

(0.16)	(0.16)	(0.16)	(0.24)	(0.31)

$5.61	$5.90	$5.94	$5.81	$6.08

(2.18% )	2.07%	5.12%	(0.48% )	7.35%

$88,274	$131,520	$173,057	$193,746	$209,893
1.63%	1.69%	1.69%	1.70%	1.69%
1.67%	1.69%	1.71%	1.71%	1.70%
2.51%	2.44%	2.53%	2.68%	3.06%
2.47%	2.44%	2.51%	2.67%	3.05%
158%	168%	217%	215%	215%

53

Financial highlights

Delaware Corporate Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]

Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	The average shares outstanding method has been applied for per share information.
[2]	For the year ended July 31, 2016, net realized gain distributions of $4,867 were made by the Fund’s Class R shares, which calculated to a de minimis amount of $(0.001) per share.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended July 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

54

Year ended

7/31/18	7/31/17	7/31/16	7/31/15	7/31/14

$5.90	$5.94	$5.82	$6.09	$5.96

0.17	0.17	0.17	0.19	0.21
(0.26)	(0.02)	0.14	(0.19)	0.26

(0.09)	0.15	0.31	—	0.47

(0.19)	(0.19)	(0.19)	(0.21)	(0.24)
—	—	— [2]	(0.06)	(0.10)

(0.19)	(0.19)	(0.19)	(0.27)	(0.34)

$5.62	$5.90	$5.94	$5.82	$6.09

(1.51% )	2.58%	5.47%	0.03%	8.06%

$19,512	$24,207	$29,149	$28,245	$35,142
1.13%	1.19%	1.19%	1.20%	1.19%
1.17%	1.19%	1.21%	1.21%	1.22%
3.01%	2.94%	3.03%	3.18%	3.56%
2.97%	2.94%	3.01%	3.17%	3.53%
158%	168%	217%	215%	215%

55

Financial highlights

Delaware Corporate Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]

Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	The average shares outstanding method has been applied for per share information.
[2]	For the year ended July 31, 2016, net realized gain distributions of $110,366 were made by the Fund’s Institutional Class shares, which calculated to a de minimis amount of $(0.001) per share.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended July 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

56

Year ended

7/31/18	7/31/17	7/31/16	7/31/15	7/31/14

$5.90	$5.94	$5.81	$6.08	$5.95

0.20	0.20	0.20	0.22	0.24
(0.27)	(0.02)	0.15	(0.19)	0.26

(0.07)	0.18	0.35	0.03	0.50

(0.22)	(0.22)	(0.22)	(0.24)	(0.27)
—	—	— [2]	(0.06)	(0.10)

(0.22)	(0.22)	(0.22)	(0.30)	(0.37)

$5.61	$5.90	$5.94	$5.81	$6.08

(1.20% )	3.09%	6.18%	0.52%	8.60%

$860,359	$687,186	$583,649	$824,165	$468,205
0.63%	0.69%	0.69%	0.70%	0.69%
0.67%	0.69%	0.71%	0.71%	0.70%
3.51%	3.44%	3.53%	3.68%	4.06%
3.47%	3.44%	3.51%	3.67%	4.05%
158%	168%	217%	215%	215%

57

Financial highlights

Delaware Extended Duration Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	The average shares outstanding method has been applied for per share information.
[2]	For the year ended July 31, 2016, return of capital distributions of $99,043 were made by the Fund’s Class A shares, which calculated to a de minimis amount of $(0.003) per share.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended July 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

58

Year ended

7/31/18	7/31/17	7/31/16	7/31/15	7/31/14

$6.62	$6.79	$6.29	$6.81	$6.28

0.23	0.22	0.23	0.26	0.28
(0.34)	(0.16)	0.51	(0.21)	0.54

(0.11)	0.06	0.74	0.05	0.82

(0.23)	(0.23)	(0.23)	(0.27)	(0.29)
—	—	(0.01)	(0.30)	—
—	—	— [2]	—	—

(0.23)	(0.23)	(0.24)	(0.57)	(0.29)

$6.28	$6.62	$6.79	$6.29	$6.81

(1.64% )	0.97%	12.14%	0.53%	13.42%

$150,397	$196,754	$241,190	$244,514	$277,041
0.87%	0.96%	0.96%	0.98%	0.96%
0.98%	1.00%	1.00%	1.02%	1.01%
3.52%	3.40%	3.60%	3.89%	4.35%
3.41%	3.36%	3.56%	3.85%	4.30%
147%	187%	219%	185%	216%

59

Financial highlights

Delaware Extended Duration Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	The average shares outstanding method has been applied for per share information.
[2]	For the year ended July 31, 2016, return of capital distributions of $13,876 were made by the Fund’s Class C shares, which calculated to a de minimis amount of $(0.003) per share.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended July 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

60

Year ended

7/31/18	7/31/17	7/31/16	7/31/15	7/31/14

$6.61	$6.78	$6.29	$6.81	$6.28

0.18	0.17	0.18	0.21	0.23
(0.33)	(0.16)	0.50	(0.21)	0.54

(0.15)	0.01	0.68	—	0.77

(0.19)	(0.18)	(0.18)	(0.22)	(0.24)
—	—	(0.01)	(0.30)	—
—	—	— [2]	—	—

(0.19)	(0.18)	(0.19)	(0.52)	(0.24)

$6.27	$6.61	$6.78	$6.29	$6.81

(2.39% )	0.21%	11.14%	(0.22% )	12.59%

$17,612	$28,265	$33,777	$33,323	$30,091
1.62%	1.71%	1.71%	1.73%	1.71%
1.73%	1.75%	1.75%	1.77%	1.75%
2.77%	2.65%	2.85%	3.14%	3.60%
2.66%	2.61%	2.81%	3.10%	3.56%
147%	187%	219%	185%	216%

61

Financial highlights

Delaware Extended Duration Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	The average shares outstanding method has been applied for per share information.
[2]	For the year ended July 31, 2016, return of capital distributions of $10,648 were made by the Fund’s Class R shares, which calculated to a de minimis amount of $(0.003) per share.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended July 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

62

Year ended

7/31/18	7/31/17	7/31/16	7/31/15	7/31/14

$6.63	$6.80	$6.30	$6.82	$6.29

0.21	0.20	0.21	0.24	0.27
(0.33)	(0.16)	0.51	(0.21)	0.53

(0.12)	0.04	0.72	0.03	0.80

(0.22)	(0.21)	(0.21)	(0.25)	(0.27)
—	—	(0.01)	(0.30)	—
—	—	— [2]	—	—

(0.22)	(0.21)	(0.22)	(0.55)	(0.27)

$6.29	$6.63	$6.80	$6.30	$6.82

(1.88% )	0.71%	11.84%	0.29%	13.13%

$15,389	$19,294	$25,965	$26,449	$34,545
1.12%	1.21%	1.21%	1.23%	1.21%
1.23%	1.25%	1.25%	1.27%	1.27%
3.27%	3.15%	3.35%	3.64%	4.10%
3.16%	3.11%	3.31%	3.60%	4.04%
147%	187%	219%	185%	216%

63

Financial highlights

Delaware Extended Duration Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	The average shares outstanding method has been applied for per share information.
[2]	For the year ended July 31, 2016, return of capital distributions of $153,033 were made by the Fund’s Institutional Class shares, which calculated to a de minimis amount of $(0.003) per share.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended July 31, 2018 are reflected on the “Statements of operations.”

See accompanying notes, which are an integral part of the financial statements.

64

Year ended

7/31/18	7/31/17	7/31/16	7/31/15	7/31/14

$6.61	$6.78	$6.28	$6.80	$6.27

0.25	0.24	0.24	0.27	0.30
(0.34)	(0.17)	0.51	(0.21)	0.54

(0.09)	0.07	0.75	0.06	0.84

(0.25)	(0.24)	(0.24)	(0.28)	(0.31)
—	—	(0.01)	(0.30)	—
—	—	— [2]	—	—

(0.25)	(0.24)	(0.25)	(0.58)	(0.31)

$6.27	$6.61	$6.78	$6.28	$6.80

(1.40% )	1.21%	12.26%	0.78%	13.72%

$433,957	$393,714	$372,052	$342,209	$307,039
0.62%	0.71%	0.71%	0.73%	0.71%
0.73%	0.75%	0.75%	0.77%	0.75%
3.77%	3.65%	3.85%	4.14%	4.60%
3.66%	3.61%	3.81%	4.10%	4.56%
147%	187%	219%	185%	216%

65

Financial highlights

Delaware Extended Duration Bond Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]

Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income

Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the period May 2, 2016 to July 31, 2016, return of capital distributions of $3,526 were made by the Fund’s Class R6 shares, which calculated to a de minimis amount of $(0.003) per share.
[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waivers not been in effect.

[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended July 31, 2018 are reflected on the “Statements of operations.”
[6]	Portfolio turnover is representative of the Fund for the year ended July 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

66

Year ended		5/2/16[1] to
7/31/18	7/31/17	7/31/16

$6.61	$6.78	$6.38

0.25	0.24	0.23
(0.33)	(0.16)	0.22

(0.08)	0.08	0.45

(0.26)	(0.25)	(0.05)
—	—	—	[3]

(0.26)	(0.25)	(0.05)

$6.27	$6.61	$6.78

(1.32% )	1.29%	7.20%

$48,373	$23,229	$8,578
0.54%	0.63%	0.63%
0.65%	0.67%	0.65%
3.85%	3.73%	3.40%
3.74%	3.69%	3.38%
147%	187%	219%	[6]

67

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

July 31, 2018

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Extended Duration Bond Fund, Delaware Floating Rate Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, Class R, and Institutional Class shares. Delaware Extended Duration Bond Fund also offers Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, which will be incurred if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers or other financial intermediaries.

The investment objective of the Funds is to seek to provide investors with total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds. Each Fund is an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

68

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on the Funds’ federal income tax returns through the year ended July 31, 2018 and for all open tax years (years ended July 31, 2015–July 31, 2017), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statements of operations.” During the year ended July 31, 2018, the Funds’ did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares are not allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Repurchase Agreements — The Funds may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Funds’ custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2018, and matured on the next business day.

Use of Estimates — Each Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, each Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded

69

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

1. Significant Accounting Policies (continued)

on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statements of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the year ended July 31, 2018, each Fund earned the following amounts under this agreement:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$9,379	$2,441

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the year ended July 31, 2018, each Fund earned the following amounts under this agreement:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$1,253	$642

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
On the first $500 million	0.5000%	0.5500%
On the next $500 million	0.4750%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale and

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dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed specified percentages of average daily net assets of each Fund from Aug. 1, 2017 through July 31, 2018* as shown below. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds. The waivers and reimbursements are accrued daily and received monthly.

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund (Class A, Class C, Class R, and Institutional Class shares)	Delaware Extended Duration Bond Fund (Class R6 shares)
Operating expense limitation as a percentage of average daily net assets (April 1, 2018 through July 31, 2018)	0.57%	0.57%	0.49%
Operating expense limitation as a percentage of average daily net assets (Nov. 28, 2017 through March 31, 2018)	0.69%	0.57%	0.49%
Operating expense limitation as a percentage of average daily net assets (Aug. 1, 2017 through Nov. 27, 2017)	0.69%	0.71%	0.63%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds from Aug. 1, 2017 through Aug. 31, 2017 at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above were allocated among all funds in the Delaware Funds on a relative net asset value (NAV) basis. Effective Sept. 1, 2017, the Funds as well as the other Delaware Funds entered into an amendment to the DIFSC agreement. Under the amendment to the DIFSC agreement, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total

71

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Fee. Each Fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the year ended July 31, 2018, the Funds were charged for these services as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$47,342	$29,993

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds from Aug. 1, 2017 through June 30, 2018 at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. Effective July 1, 2018, the Funds as well as the other Delaware Funds entered into an amendment to the DIFSC agreement. Under the amendment to the DIFSC agreement, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the transfer agent agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended July 31, 2018, each Fund was charged for these services as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$221,414	$133,477

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%,1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares pay no 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.” For the year ended July 31, 2018, each Fund was

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charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$22,829	$20,760

For the year ended July 31, 2018, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
$11,761	$15,356

For the year ended July 31, 2018, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Class A	$4	$1
Class C	3,814	4,207

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the year ended July 31, 2018, were executed by the Funds pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/ or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. There were no Rule 17a-7 securities purchases and/or securities sales for Delaware Corporate Bond Fund for the year ended July 31, 2018. Pursuant to these procedures, for the year ended July 31, 2018, Delaware Extended Duration Bond Fund engaged in Rule 17a-7 securities sales of $2,782,574, which resulted in net realized gains of $15. For the year ended July 31, 2018, there were no Rule 17a-7 securities purchases.

*The aggregate contractual waiver period covering this report is from Nov. 28, 2016 through Nov. 28, 2018 for Delaware Extended Duration Bond Fund and Nov. 28, 2016 through April 1, 2019 for Delaware Corporate Bond Fund.

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Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments

For the year ended July 31, 2018, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Purchases other than US government securities	$1,548,895,893	$675,320,501
Purchases of US government securities	342,311,934	341,223,224
Sales other than US government securities	1,420,025,759	638,543,415
Sales of US government securities	334,774,748	339,126,941

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At July 31, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for each Fund were as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Cost of investments	$1,190,322,029	$665,318,826
Aggregate unrealized appreciation of investments and derivatives	$18,519,119	$11,764,795
Aggregate unrealized depreciation of investments and derivatives	(34,133,125)	(22,552,420)

Net unrealized depreciation of investments and derivatives	$(15,614,006)	$(10,787,625)

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

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Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of July 31, 2018:

	Delaware Corporate Bond Fund
	Level 1	Level 2	Total
Securities
Assets:
Corporate Debt	$—	$1,096,758,295	$1,096,758,295
Municipal Bonds	—	10,109,262	10,109,262
Loan Agreements	—	19,978,136	19,978,136
Convertible Preferred Stock	5,175,711	—	5,175,711
Preferred Stock[1]	1,328,500	4,079,061	5,407,561
US Treasury Obligations	—	7,404,025	7,404,025
Short-Term Investments	—	29,711,000	29,711,000

Total Value of Securities	$6,504,211	$1,168,039,779	$1,174,543,990

Derivatives[2]
Assets:
Futures Contracts	$375,246	$—	$375,246
Liabilities:
Futures Contracts	(211,213)	—	(211,213)

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Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments (continued)

	Delaware Extended Duration Bond Fund
	Level 1	Level 2	Total
Securities
Assets:
Corporate Debt	$—	$602,294,892	$602,294,892
Municipal Bonds	—	18,617,654	18,617,654
Convertible Preferred Stock	3,330,881	—	3,330,881
Preferred Stock	—	4,308,555	4,308,555
US Treasury Obligation	—	13,378,219	13,378,219
Short-Term Investments	—	12,601,000	12,601,000

Total Value of Securities	$3,330,881	$651,200,320	$654,531,201

[1]

Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments while Level 2 investments represent investments with observable inputs or matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of these security types for Delaware Corporate Bond Fund:

	Level 1	Level 2	Total
Preferred Stock	24.57%	75.43%	100.00%

[2]	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.

During the year ended July 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Funds. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the year ended July 31, 2018, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes.

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The tax character of dividends and distributions paid during the years ended July 31, 2018 and 2017 were as follows:

	Delaware Corporate Bond Fund
	Year ended
	7/31/18	7/31/17
Ordinary income	$41,706,229	$37,576,252

	Delaware Extended Duration Bond Fund
	Year ended
	7/31/18	7/31/17
Ordinary income	$25,569,466	$23,678,035

5. Components of Net Assets on a Tax Basis

As of July 31, 2018, the components of net assets on a tax basis were as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Shares of beneficial interest	$1,237,809,281	$679,420,369
Undistributed ordinary income	1,101,237	118,345
Distributions payable	(1,122,210)	(647,052)
Troubled debt litigation	(1,022,669)	(387,909)
Capital loss carryforwards	(52,406,643)	(1,988,155)
Unrealized depreciation of investments and derivatives	(15,614,006)	(10,787,625)

Net assets	$1,168,744,990	$665,727,973

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, tax treatment of contingent payment on debt instruments, trust preferred securities, and market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of contingent payment debt instruments and market discount and premium on debt instruments. Results of operations and net assets were not affected by these reclassifications.

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Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

5. Components of Net Assets on a Tax Basis (continued)

For the year ended July 31, 2018, the Funds recorded the following reclassifications:

.	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Distributions in excess of net investment income	$3,873,171	$590,079
Accumulated net realized loss	(3,873,171)	(590,079)

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Capital loss carryforwards available to offset future realized capital gains for the Funds are as follows:

		Loss carryforward character
	Short-term	Long-term	Total
Delaware Corporate Bond Fund	$32,999,887	$19,406,756	$52,406,643
Delaware Extended Duration Bond Fund	1,988,155	—	1,988,155

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6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Corporate Bond Fund		Delaware Extended Duration Bond Fund

	Year ended		Year ended

	7/31/18	7/31/17	7/31/18	7/31/17
Shares sold:
Class A	5,854,870	8,259,302	4,583,796	8,574,015
Class C	772,164	1,825,755	347,484	826,546
Class R	1,568,776	1,045,392	490,131	1,032,357
Institutional Class	83,859,575	66,706,427	25,719,032	27,488,461
Class R6	—	—	4,230,248	2,375,578

Shares issued upon reinvestment of dividends and distributions:
Class A	1,314,091	1,589,304	1,004,628	1,151,746
Class C	489,998	626,896	100,720	119,329
Class R	142,082	144,411	87,815	108,429
Institutional Class	2,817,667	2,692,439	2,385,789	2,043,476
Class R6	—	—	188,228	75,789

	96,819,223	82,889,926	39,137,871	43,795,726

Shares redeemed:
Class A	(13,507,005)	(27,160,676)	(11,357,434)	(15,534,820)
Class C	(7,835,430)	(9,308,688)	(1,913,633)	(1,652,344)
Class R	(2,339,016)	(1,995,642)	(1,040,861)	(2,050,279)
Institutional Class	(49,931,471)	(51,225,033)	(18,436,225)	(24,855,706)
Class R6	—	—	(217,332)	(203,411)

	(73,612,922)	(89,690,039)	(32,965,485)	(44,296,560)

Net (decrease)	23,206,301	(6,800,113)	6,172,386	(500,834)

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Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

6. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above, and on the “Statements of changes in net assets.” For the years ended July 31, 2018 and 2017, the Funds had the following exchange transactions.

	Year ended 7/31/18
	Exchange Redemptions			Exchange Subscriptions

	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Delaware Corporate Bond Fund	289,840	151,370	—	141,480	300,106	—	$2,534,820
Delaware Extended Duration Bond Fund	380,428	24,894	312,829	338,027	67,214	314,364	4,627,681

	Year ended 7/31/17
	Exchange Redemptions		Exchange Subscriptions

				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Delaware Corporate Bond Fund	8,605,558	81,107	2,488	8,701,608	$49,977,081
Delaware Extended Duration Bond Fund	2,797,433	1,709	355	2,808,998	17,728,307

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was generally allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 6, 2017.

On Nov. 6, 2017, each Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above

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and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 5, 2018.

The Funds had no amounts outstanding as of July 31, 2018, or at any time during the year then ended.

8. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund may use futures in the normal course of pursuing its investment objective. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, each Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At July 31, 2018, Delaware Corporate Bond Fund posted $72,000 cash collateral for open futures contracts which is included in “Cash collateral due from broker” on the “Statements of assets and liabilities.” No futures contracts were outstanding at July 31, 2018 for Delaware Extended Duration Bond Fund.

During the year ended July 31, 2018, Delaware Corporate Bond Fund used futures contracts to hedge the Funds existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

During the year ended July 31, 2018, Delaware Corporate Bond Fund experienced net realized gain or loss attributable to interest rate risk, which is disclosed as “Variation margin due from broker on future contracts” on the “Statement of assets and liabilities” and as “Net realized gain (loss) on futures contracts” on the “Statement of operations.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by Delaware Corporate Bond Fund during the year ended July 31, 2018:

	Long Derivative	Short Derivative
	Volume	Volume
Futures contracts (average notional value)	$5,746,558	$20,197,606

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Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

9. Offsetting

Master Repurchase Agreements

Repurchase agreements are entered into by each Fund under Master Repurchase Agreements (each, an MRA). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund would recognize a liability with respect to such excess collateral. The liability reflects a Fund’s obligation under bankruptcy law to return the excess to the counterparty. As of July 31, 2018, the following table is a summary of each Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

	Delaware Corporate Bond Fund
		Fair Value of
		Non-Cash	Cash Collateral	Net Collateral
Counterparty	Repurchase Agreements	Collateral Received(a)	Received	Received	Net Exposure(b)
Bank of America Merrill Lynch	$4,722,096	$(4,722,096)	$—	$(4,722,096)	$—
Bank of Montreal	9,444,191	(9,444,191)	—	(9,444,191)	—
BNP Paribas	15,544,713	(15,544,713)	—	(15,544,713)	—

Total	$29,711,000	$(29,711,000)	$—	$(29,711,000)	$—

	Delaware Extended Duration Bond Fund
		Fair Value of
		Non-Cash	Cash Collateral	Net Collateral
Counterparty	Repurchase Agreements	Collateral Received(a)	Received	Received	Net Exposure(b)
Bank of America Merrill Lynch	$2,002,730	$(2,002,730)	$—	$(2,002,730)	$—
Bank of Montreal	4,005,461	(4,005,461)	—	(4,005,461)	—
BNP Paribas	6,592,809	(6,592,809)	—	(6,592,809)	—

Total	$12,601,000	$(12,601,000)	$—	$(12,601,000)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of July 31, 2018.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

10. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the

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securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent, and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

During the year ended July 31, 2018, the Funds had no securities out on loan.

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Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

11. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Each Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Funds more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Funds may involve revolving credit facilities or other standby financing commitments that obligate the Funds to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when the Funds might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Funds may pay an assignment fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

As the Funds may be required to rely upon another lending institution to collect and pass on to the Funds amounts payable with respect to the loan and to enforce the Funds’ rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Funds from receiving such amounts. The highly leveraged nature of many loans may

84

make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Funds.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

12. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

13. General Motors Corporation Term Loan Litigation

The Funds received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Funds in 2009. Management believes the matter subject to the litigation notice will likely lead to a recovery from the Funds of certain amounts received by the Funds because a US Court of Appeals has ruled that the Funds and similarly situated investors were unsecured creditors rather than secured lenders of G.M. as a result of an erroneous Uniform Commercial Code filing made by a third party. The Funds received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Funds should not have received payment in full. Based upon currently available information related to the litigation and the Funds’ potential exposure, the Funds recorded a contingent liability and an asset based on the expected recoveries to unsecured creditors as of

85

Notes to financial statements
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

13. General Motors Corporation Term Loan Litigation (continued)

July 31, 2018 that resulted in a net decrease in the Funds’ NAVs to reflect this likely recovery as follows:

	Delaware Corporate Bond Fund	Delaware Extended Duration Bond Fund
Asset	$438,287	$166,247
Liability	1,460,956	554,156

14. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (ASU) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

15. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2018, that would require recognition or disclosure in the Funds’ financial statements.

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Report of independent registered

public accounting firm

To the Board of Trustees of Delaware Group® Income Funds and Shareholders of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (two of the funds constituting Delaware Group® Income Funds, hereafter collectively referred to as the “Funds”) as of July 31, 2018, the related statements of operations for the year ended July 31, 2018, the statements of changes in net assets for each of the two years in the period ended July 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of July 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

September 18, 2018

We have served as the auditor of one or more investment companies in Delaware Funds® by Macquarie since 2010.

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Other Fund information (Unaudited)

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Funds. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Funds to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended July 31, 2018, each Fund reports distributions paid during the year as follows:

(A) Ordinary Income Distributions (Tax Basis)
Delaware Corporate Bond Fund	100.00%
Delaware Extended Duration Bond Fund	100.00%

(A) is based on a percentage of each Fund’s total distributions.

For the fiscal year ended July 31, 2018, certain interest income paid by Delaware Corporate Bond Fund determined to be Qualified Interest Income and Short-Term Capital Gains may be subject to relief from US withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004, and by the Tax Relief Unemployment Insurance Reauthorization and Job Creations Act of 2010, and as extended by the American Taxpayer Relief Act of 2012. Delaware Extended Duration Bond Fund did not have any foreign shareholders for the fiscal year ended July 31, 2018. For the fiscal year ended July 31, 2018, Delaware Corporate Bond Fund has reported maximum distributions of Qualified Interest Income as follows:

Qualified Interest Income	$31,741,565

Board consideration of sub-advisory agreements for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at a meeting held November 15-16, 2017

At a meeting held on Nov. 15-16, 2017, the Board of Trustees (“Board”) of Delaware Group® Income Funds, including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and each of Macquarie Investment Management Europe Limited (“MIMEL”) and Macquarie Investment Management Global Limited (“MIMGL”) for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each, a “Fund” and together, the “Funds”). MIMEL and MIMGL may also be referenced as “sub-advisor(s)” below.

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In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMEL and MIMGL, including its personnel, operations, and financial condition, which had been provided by MIMEL and MIMGL, respectively. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMEL and MIMGL; information concerning MIMEL’s and MIMGL’s organizational structure and the experience of their key investment management personnel; copies of MIMEL’s and MIMGL’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMEL and MIMGL; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreements were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, quality, and extent of services. The Board considered the nature, quality, and extent of services that MIMEL and MIMGL each would provide as a sub-advisor to the Funds. The Trustees considered the investment process to be employed by MIMEL and MIMGL in connection with DMC’s collaboration with MIMEL and MIMGL in managing the Funds, and the qualifications and experience of MIMEL and MIMGL’s fixed income teams with regard to implementing the Funds’ investment mandates. The Board considered MIMEL and MIMGL’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMEL and MIMGL, and Management’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by MIMEL and MIMGL to the Funds. Based on their consideration and review of the foregoing factors, the Board concluded that the nature, quality, and extent of the sub-advisory services to be provided by MIMEL and MIMGL, as well as MIMEL and MIMGL’s ability to render such services based on its experience, organization and resources, were appropriate for the Funds, in light of each Fund’s investment objective, strategies, and policies.

In discussing the nature of the services proposed to be provided by the sub-advisors, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is more like a collaborative effort between the advisor and sub-advisors and a cross-pollination of investment ideas. Moreover, the Board noted the advisor’s and sub-advisors’ stated intention that the former retain the decision-making authority with respect to purchases and sales of securities in the sub-advised Funds.

Sub-advisory fees. The Board considered that DMC would not pay MIMEL and MIMGL fees in conjunction with the services that would be rendered to the sub-advised Funds. The Board concluded

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Other Fund information (Unaudited)
Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Board consideration of sub-advisory agreements for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund at a meeting held November 15-16, 2017 (continued)

that, in light of the quality and extent of the services to be provided and the business relationships between the advisor and sub-advisors, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMEL and MIMGL would provide investment advice and recommendations, including with respect to specific securities, for consideration and evaluation by DMC’s portfolio managers, but that DMC’s portfolio managers for the Funds would retain final portfolio management discretion over the Funds.

Economies of scale and fall-out benefits. The Board considered whether the proposed fee arrangement would reflect economies of scale for the benefit of Fund investors as assets in the Funds increased, as applicable. The Board noting that DMC would not pay MIMEL or MIMGL fees in conjunction with their services, concluded that analysis of economies of scale would be moot.

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Board of trustees / directors and officers addendum
Delaware Funds® by Macquarie

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Interested Trustee
Shawn K. Lytle1, [2]	President,	Trustee since
2005 Market Street	Chief Executive Officer,	September 2015
Philadelphia, PA 19103	and Trustee
February 1970		President and
Chief Executive Officer
since August 2015

Independent Trustees
Thomas L. Bennett	Chair and Trustee	Trustee since
2005 Market Street		March 2005
Philadelphia, PA 19103
October 1947		Chair since
March 2015
Ann D. Borowiec	Trustee	Since March 2015
2005 Market Street
Philadelphia, PA 19103
November 1958

Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

1	Shawn K. Lytle is considered to be an “Interested Trustee“ because he is an executive officer of the Fund’s(s’) investment advisor.
[2]

Shawn K. Lytle, David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc., which has an affiliated investment manager.

92

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

President — Macquarie	59	Trustee — UBS
Investment Management[3]		Relationship Funds,
(June 2015–Present)		SMA Relationship
Trust, and UBS Funds
Regional Head of		(May 2010–April 2015)
Americas — UBS Global
Asset Management
(April 2010–May 2015)

Private Investor	59	None
(March 2004–Present)

Chief Executive Officer,	59	Director —
Private Wealth Management		Banco Santander International
(2011–2013) and		(October 2016–Present)
Market Manager,
New Jersey Private		Director —
Bank (2005–2011) —		Santander Bank, N.A.
J.P. Morgan Chase & Co.		(December 2016–Present)
Private Investor	59	Director and Audit Committee
(April 2011–Present)		Member — Hercules
Technology Growth
Capital, Inc.
(July 2004–July 2014)

[3]

Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

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Board of trustees / directors and officers addendum
Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

94

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

President —	59	Director; Compensation
Drexel University		Committee and
(August 2010–Present)		Governance Committee
Member — Community
President —		Health Systems
Franklin & Marshall College
(July 2002–July 2010)		Director — Drexel
Morgan & Co.

Director; Audit Committee
Member — vTv
Therapeutics LLC

Director; Audit Committee
Member — FS Credit Real
Estate Income Trust, Inc.
Private Investor	59	None
(2004–Present)

Private Investor	59	Trust Manager and
(January 2017–Present)		Audit Committee
Chair — Camden
Chief Executive Officer —		Property Trust
Banco Itaú		(August 2011–Present)
International
(April 2012–December 2016)		Director —
Carrizo Oil & Gas, Inc.
Executive Advisor to Dean		(March 2018–Present)
(August 2011–March 2012) and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)

95

Board of trustees / directors and officers addendum
Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

Officers
David F. Connor	Senior Vice President,	Senior Vice President
2005 Market Street	General Counsel,	since May 2013;
Philadelphia, PA 19103	and Secretary	General Counsel
December 1963		since May 2015;
Secretary since
October 2005
Daniel V. Geatens	Vice President	Vice President and
2005 Market Street	and Treasurer	Treasurer since October 2007
Philadelphia, PA 19103
October 1972

Richard Salus	Senior Vice President	Senior Vice President and
2005 Market Street	and Chief Financial Officer	Chief Financial Officer
Philadelphia, PA 19103		since November 2006
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

96

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Vice Chairman	59	Director — HSBC Finance
(2010–April 2013) —		Corporation and HSBC
PNC Financial		North America Holdings Inc.
Services Group		(December 2013–Present)

Director —
HSBC USA Inc.
(July 2014–March 2017)

Vice President and Treasurer	59	Director (2009–2017);
(January 2006–July 2012),		Personnel and Compensation
Vice President —		Committee Chair; Member of
Mergers & Acquisitions		Nominating, Investments, and
(January 2003–January 2006),		Audit Committees for various
and Vice President		periods throughout
and Treasurer		directorship —
(July 1995–January 2003) —		Okabena Company
3M Company

David F. Connor has served	59	None[2]
in various capacities at different times at
Macquarie Investment
Management.

Daniel V. Geatens has served	59	None[2]
in various capacities at different times at
Macquarie Investment
Management.

Richard Salus has served	59	None[2]
in various executive capacities at different times at
Macquarie Investment
Management.

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About the organization

Board of trustees
Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and Chief Executive Officer Delaware Funds® by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This annual report is for the information of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Forms N-Q are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

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Annual report

Fixed income mutual fund

Delaware High-Yield Opportunities Fund

July 31, 2018

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware High-Yield Opportunities Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Fund is distributed by Delaware Distributors, L.P.

(DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of July 31, 2018, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2018 Macquarie Management Holdings, Inc.

Portfolio management review
Delaware High-Yield Opportunities Fund	August 7, 2018

Performance preview (for the year ended July 31, 2018)
Delaware High-Yield Opportunities Fund (Institutional Class shares)	1-year return	+0.84%
Delaware High-Yield Opportunities Fund (Class A shares)	1-year return	+0.58%
ICE BofAML US High Yield Constrained Index* (benchmark)	1-year return	+2.50%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware High-Yield Opportunities Fund, please see the table on page 4. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

Please see page 7 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

*Formerly known as the BofA Merrill Lynch US High Yield Constrained Index.

High yield bonds posted modest gains during the Fund’s fiscal year ended July 31, 2018, as the sector’s income component offset the effects of rising interest rates across the fixed income yield curve.

There were, however, divergent forces working at the credit and sector levels. Lower-rated bonds briefly lost value in late 2017 amid concerns that the tax bill (then being debated in Congress) would limit the deductibility of interest. When those fears subsided, CCC-rated bonds subsequently outperformed, especially as sharply rising Treasury yields in early 2018 caused investors to reduce exposure to longer-duration, higher-rated bonds. Over the Fund’s fiscal year, credit spreads contracted slightly, while default rates remained low by historical standards.

Initial reaction to the Trump administration’s trade policy was the primary driver of sector returns. Companies that make steel benefited from the imposition of tariffs on metal imports from Canada, Mexico, and the European Union, with the price of steel rising by more than one-third over the first six months of 2018. Conversely, rising raw material prices curtailed second-quarter earnings of companies that use steel – a group that includes homebuilders, automobiles, manufacturers, and a wide array of basic industries.

The following factors

affected high yield

bonds during the

fiscal year:

●	Strong US economic growth kept default rates below historical norms.

●	Monetary tightening by the Fed pushed short- and longer-term rates higher.

●	Trade policies produced uneven results for various industry groups.

1

Portfolio management review
Delaware High-Yield Opportunities Fund

A steep rise in transportation costs also sliced into the bottom lines of energy-intensive industries.

Overall, however, US corporations operated in one of the most favorable earnings environments in several decades, with lower tax rates, reduced regulation, and increased consumer and government spending augmenting a late-cycle economic expansion. Unit labor costs remained notably restrained despite an unemployment rate below 4% and the fastest pace of economic growth since 2014.

From a valuation perspective, high yield spreads finished the Fund’s fiscal year at the lower end of historical ranges, which was a result of the strong fundament backdrop discussed above and solid technical conditions. Light new-issue supply activity was a large contributor to the solid technical picture, as cash received from interest payments and principal repayments outweighed the retail outflows from the market and the reduced volume of new-issue supply that was brought to market during the fiscal period.

Source: Bloomberg

Fund performance

For the fiscal year ended July 31, 2018, Delaware High-Yield Opportunities Fund Institutional Class shares returned +0.84%. The Fund’s Class A shares returned +0.58% at net asset value and -3.87% at maximum offer price. These figures reflect all distributions reinvested. For the same period, the Fund’s benchmark, the ICE BofAML US High Yield Constrained Index, returned +2.50%. For complete, annualized performance of Delaware High-Yield Opportunities Fund, please see the table on page 4.

During the fiscal year, the Fund’s positioning in the automotive, telecommunications, pharmaceuticals, and energy sectors detracted from the Fund’s performance. Meanwhile, the Fund’s positioning in the software services, utility, health facilities, and insurance brokerage sectors contributed to performance.

American Tire Distributors Holdings Inc. detracted from the Fund’s relative performance during the fiscal year. The company suffered a negative credit event when Goodyear and Bridgestone — its two largest customers, representing about one-quarter of annual revenue — formed a joint venture distribution company that would insource distribution of their manufactured tires. American Tire Distributors bonds traded down sharply on the news, and we subsequently sold the Fund’s position because of the company’s deteriorating longer-term outlook.

Uniti Group Inc., a communications infrastructure business, also detracted from performance. The company owns fiber assets purchased from Windstream Holdings, the parent company of Windstream Communications, with the understanding that those assets would be leased back to Windstream. Over time, however, Windstream became what we considered to be a stressed credit. Additionally, given that the lease agreement represented almost three-quarters of Uniti Group’s revenues in an industry that was also undergoing a shift from wireline to wireless communications, we liquidated the Fund’s position in Uniti Group bonds during the fiscal year.

Finally, PetSmart Inc. detracted from returns. Although the Fund’s position in PetSmart debt was located in the secured portion of its capitalization structure, the company’s move into the online pet products business placed it in direct competition with another new competitor in the pet servicing sector: Amazon. Because of negative sentiment about PetSmart’s brick-and-mortar retail model and the heightened competition from Amazon, we liquidated the Fund’s position and deployed the assets in what we viewed as more favorable opportunities.

2

A bank loan issued to Applied Systems Inc., which provides software to the property and casualty insurance market, was the Fund’s strongest contributor. Applied Systems reported positive earnings during the fiscal year. In our view, the company has employed a favorable free-cash flow profile and stable margins in an attempt to reduce outstanding debt while continuing to build upon an already dominant market share within its industry.

The Houston-based utility company Dynegy Inc. also contributed to performance. In addition to what we view as an attractive asset base that includes portions of the Northeast, Mid-Atlantic, and Midwest as well as Texas, Dynegy became the target of merger and takeover attempts that helped to drive its bond price higher and ultimately resulted in an improved credit profile following its April 2018 merger with Vistra Energy Corp. Vistra states that this merger positions the combined company as the leading integrated retail and generation platform throughout key competitive power markets in the United States.

Finally, offshore drilling contractor Transocean Inc. contributed to the Fund’s returns. Although Transocean operates in a highly cyclical industry, our analysis of the company’s asset base suggested to us that it was well positioned to ride out the two-year slump in oil prices that ended last year and could potentially emerge in a dominant market position. With oil prices now trading around $70 a barrel – up from less than $40 in early 2016 – Transocean refinanced a portion of its debt, thereby extending maturities and bolstering its balance sheet.

Although the economic backdrop for high yield bonds remains generally supportive, we are cognizant of various risk factors, including the continuation of the Federal Reserve’s monetary tightening cycle, stretched valuations, volatility in domestic equity markets, and the unforeseen consequences of an escalating trade war on the global economy. With those risks in mind, we moved the Fund’s duration component to neutral and are overweight with regard to credit quality to what we view as our highest conviction names. At the sector level, we have reduced exposure to sectors, such as builders, building materials, and packaging, that a trade war could adversely affect. Meanwhile, we have retained an overweight allocation to banking and insurance.

Given the strength of domestic economic activity, we believe that the US credit cycle has farther to run, thus lending support to lower-tier credits. Conversely, the likely rise in benchmark and market interest rates could pressure longer-duration, higher-quality issues. As such, we think achieving a proper balance between credit and duration risk remains the primary challenge in managing the Fund’s portfolio. In this environment, credit selection could remain paramount, in which case our bottom-up (bond by bond) approach to managing and constructing high yield portfolios may prove advantageous.

3

Performance summary
Delaware High-Yield Opportunities Fund	July 31, 2018

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through July 31, 2018
	1 year	5 years	10 years	Lifetime
Class A (Est. Dec. 30, 1996)
Excluding sales charge	+0.58%	+3.13%	+6.78%	+6.48%
Including sales charge	-3.87%	+2.19%	+6.29%	+6.25%
Class C (Est. Feb. 17, 1998)
Excluding sales charge	-0.16%	+2.37%	+6.04%	+5.02%
Including sales charge	-1.11%	+2.37%	+6.04%	+5.02%
Class R (Est. June 2, 2003)
Excluding sales charge	+0.62%	+2.89%	+6.56%	+6.82%
Including sales charge	+0.62%	+2.89%	+6.56%	+6.82%
Institutional Class (Est. Dec. 30, 1996)
Excluding sales charge	+0.84%	+3.38%	+7.07%	+6.77%
Including sales charge	+0.84%	+3.38%	+7.07%	+6.77%
ICE BofAML US High Yield Constrained Index	+2.50%	+5.35%	+8.37%	+6.91%*

* The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board.

4

Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.50% of average daily net assets.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

The Fund may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivatives transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

International investments entail risks not ordinarily associated with US investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

5

Performance summary
Delaware High-Yield Opportunities Fund

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.69% of the Fund’s average daily net assets during the period from April 1, 2018 through July 31, 2018.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses
(without fee waivers)	1.15%	1.90%	1.40%	0.90%
Net expenses
(including fee waivers, if any)	0.94%	1.69%	1.19%	0.69%
Type of waiver	Contractual	Contractual	Contractual	Contractual

*For the period Aug. 1, 2017 to March 31, 2018, the waiver was set at 0.80% of the Fund’s average daily net assets. The aggregate contractual waiver period covering this report is from Nov. 28, 2016 through April 1, 2019.

6

Performance of a $10,000 investment1

Average annual total returns from July 31, 2008 through July 31, 2018

For period beginning July 31, 2008 through July 31, 2018	Starting value	Ending value
ICE BofAML US High Yield Constrained Index	$10,000	$22,333
Delaware High-Yield Opportunities
Fund — Institutional Class shares	$10,000	$19,794
Delaware High-Yield Opportunities
Fund — Class A shares	$9,550	$18,411

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on July 31, 2008, and includes the effect of a 4.50% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 4 through 8.

The graph also assumes $10,000 invested in the ICE BofAML US High Yield Constrained Index as of July 31, 2008. The ICE BofAML US High Yield Constrained Index (formerly known as the BofA Merrill Lynch US High Yield Constrained Index) tracks the performance of US dollar–denominated high yield corporate debt publicly issued in the US domestic market, but caps individual issuer exposure at 2% of the benchmark. Qualifying securities must have, among other things, a below-investment-grade rating (based on an average of Moody’s, Standard & Poor’s, and Fitch), an investment grade issuing country (based on an average of Moody’s, Standard & Poor’s, and Fitch foreign currency long-term sovereign debt ratings), and maturities of one year or more.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

7

Performance summary
Delaware High-Yield Opportunities Fund

	Nasdaq symbols	CUSIPs
Class A	DHOAX	245908876
Class C	DHOCX	245908850
Class R	DHIRX	245908736
Institutional Class	DHOIX	245908843

8

Disclosure of Fund expenses
For the six-month period from February 1, 2018 to July 31, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Feb. 1, 2018 to July 31, 2018.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

9

Disclosure of Fund expenses
For the six-month period from February 1, 2018 to July 31, 2018 (Unaudited)

Delaware High-Yield Opportunities Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 2/1/18	Ending Account Value 7/31/18	Annualized Expense Ratio	Expenses Paid During Period 2/1/18 to 7/31/18*

Actual Fund return†
Class A	$1,000.00	$990.90	0.99%	$4.89
Class C	1,000.00	989.80	1.74%	8.58
Class R	1,000.00	992.40	1.24%	6.13
Institutional Class	1,000.00	992.10	0.74%	3.66

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.89	0.99%	$4.96
Class C	1,000.00	1,016.17	1.74%	8.70
Class R	1,000.00	1,018.65	1.24%	6.21
Institutional Class	1,000.00	1,021.12	0.74%	3.71

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

10

Security type / sector allocation
Delaware High-Yield Opportunities Fund	As of July 31, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Corporate Bonds	90.69%
Banking	4.95%
Basic Industry	11.65%
Capital Goods	2.73%
Consumer Cyclical	6.44%
Consumer Non-Cyclical	3.26%
Energy	17.75%
Healthcare	10.15%
Insurance	5.24%
Media	9.49%
Services	7.03%
Technology & Electronics	5.22%
Telecommunications	4.52%
Utilities	2.26%
Loan Agreements	6.27%
Common Stock	0.00%
Short-Term Investments	2.17%
Total Value of Securities	99.13%
Receivables and Other Assets Net of Liabilities	0.87%
Total Net Assets	100.00%

11

Schedule of investments
Delaware High-Yield Opportunities Fund	July 31, 2018

	Principal amount°	Value (US $)
Corporate Bonds – 90.69%
Banking – 4.95%
Banco Bilbao Vizcaya Argentaria 6.125%µy	1,200,000	$1,107,000
Credit Suisse Group
144A 6.25%#µy	1,380,000	1,388,664
144A 7.50%#µy	555,000	573,593
HSBC Holdings 6.50%µy	2,275,000	2,234,619
Lloyds Banking Group 7.50% µy	1,655,000	1,712,925
Royal Bank of Scotland Group 8.625% µy	1,585,000	1,714,336
UBS Group Funding Switzerland 6.875%µy	2,225,000	2,277,781

		11,008,918

Basic Industry – 11.65%
BMC East 144A 5.50% 10/1/24 #	1,015,000	997,238
Boise Cascade 144A 5.625% 9/1/24 #	907,000	913,857
Cleveland-Cliffs 5.75% 3/1/25	1,495,000	1,455,756
First Quantum Minerals
144A 6.50% 3/1/24 #	1,070,000	1,045,925
144A 6.875% 3/1/26 #	505,000	494,900
144A 7.25% 5/15/22 #	595,000	600,950
Freeport-McMoRan 6.875% 2/15/23	925,000	994,375
Hudbay Minerals
144A 7.25% 1/15/23 #	165,000	170,569
144A 7.625% 1/15/25 #	1,290,000	1,339,987
IAMGOLD 144A 7.00% 4/15/25 #	840,000	861,840
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	1,475,000	1,629,875
M/I Homes 5.625% 8/1/25	1,200,000	1,131,360
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	1,615,000	1,724,013
NOVA Chemicals 144A 5.25% 6/1/27 #	2,485,000	2,332,148
Novelis 144A 6.25% 8/15/24 #	1,224,000	1,230,120
Platform Specialty Products 144A 5.875% 12/1/25 #	575,000	578,421
Standard Industries 144A 6.00% 10/15/25 #	2,630,000	2,676,025
Tronox 144A 6.50% 4/15/26 #	720,000	718,200
Tronox Finance 144A 5.75% 10/1/25 #	2,010,000	1,942,163
William Lyon Homes 144A 6.00% 9/1/23 #	1,165,000	1,147,525
Zekelman Industries 144A 9.875% 6/15/23 #	1,750,000	1,916,250

		25,901,497

Capital Goods – 2.73%
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	1,025,000	1,003,219
BWAY Holding 144A 7.25% 4/15/25 #	1,005,000	981,759
BWX Technologies 144A 5.375% 7/15/26 #	600,000	610,500
Titan International 144A 6.50% 11/30/23 #	1,741,000	1,745,353
TransDigm 6.375% 6/15/26	1,715,000	1,727,863

		6,068,694

12

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical – 6.44%
AMC Entertainment Holdings 6.125% 5/15/27	1,900,000	$1,852,500
Boyd Gaming 144A 6.00% 8/15/26 #	1,615,000	1,631,150
Eagle Intermediate Global Holding 144A 7.50% 5/1/25 #	940,000	937,650
ESH Hospitality 144A 5.25% 5/1/25 #	1,345,000	1,308,013
Golden Nugget 144A 8.75% 10/1/25 #	1,893,000	1,968,720
Mason Finance Sub 144A 6.875% 8/15/23 #	570,000	570,000
MGM Resorts International 5.75% 6/15/25	1,075,000	1,089,448
Penn National Gaming 144A 5.625% 1/15/27 #	1,180,000	1,116,598
Penske Automotive Group 5.50% 5/15/26	1,000,000	975,000
Scientific Games International 10.00% 12/1/22	2,685,000	2,876,306

		14,325,385

Consumer Non-Cyclical – 3.26%
Dean Foods 144A 6.50% 3/15/23 #	945,000	928,463
JBS USA LUX
144A 5.75% 6/15/25 #	870,000	818,896
144A 6.75% 2/15/28 #	1,055,000	998,294
Minerva Luxembourg 144A 6.50% 9/20/26 #	620,000	579,700
Pilgrim’s Pride 144A 5.75% 3/15/25 #	935,000	896,431
Prestige Brands 144A 6.375% 3/1/24 #	1,120,000	1,124,200
Sigma Holdco 144A 7.875% 5/15/26 #	1,740,000	1,605,150
Tempur Sealy International 5.50% 6/15/26	310,000	296,437

		7,247,571

Energy – 17.75%
Alta Mesa Holdings 7.875% 12/15/24	1,956,000	2,044,020
AmeriGas Partners
5.625% 5/20/24	588,000	582,120
5.875% 8/20/26	1,165,000	1,138,787
Bruin E&P Partners 144A 8.875% 8/1/23 #	920,000	928,859
Cheniere Corpus Christi Holdings 7.00% 6/30/24	1,165,000	1,279,316
Cheniere Energy Partners 5.25% 10/1/25	1,555,000	1,555,000
Chesapeake Energy 8.00% 1/15/25	1,155,000	1,186,762
Crestwood Midstream Partners 5.75% 4/1/25	1,405,000	1,424,319
DCP Midstream Operating 5.375% 7/15/25	900,000	921,375
Diamond Offshore Drilling 7.875% 8/15/25	1,735,000	1,813,075
Ensco 7.75% 2/1/26	1,850,000	1,801,437
Genesis Energy 6.50% 10/1/25	1,995,000	1,940,137
Gulfport Energy
6.375% 5/15/25	600,000	587,250
6.375% 1/15/26	2,105,000	2,041,850
Laredo Petroleum 6.25% 3/15/23	2,350,000	2,373,500
Murphy Oil 6.875% 8/15/24	2,800,000	2,947,000
Murphy Oil USA 5.625% 5/1/27	1,475,000	1,471,313

13

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Oasis Petroleum 144A 6.25% 5/1/26 #	1,265,000	$1,272,906
Precision Drilling 144A 7.125% 1/15/26 #	2,450,000	2,520,437
Southwestern Energy 7.75% 10/1/27	2,835,000	2,978,522
Summit Midstream Holdings 5.75% 4/15/25	990,000	960,300
Targa Resources Partners
5.375% 2/1/27	1,420,000	1,409,336
144A 5.875% 4/15/26 #	950,000	970,187
Transocean 144A 9.00% 7/15/23 #	1,375,000	1,488,437
Whiting Petroleum 6.625% 1/15/26	1,785,000	1,850,822

		39,487,067

Healthcare – 10.15%
Air Medical Group Holdings 144A 6.375% 5/15/23 #	1,752,000	1,611,199
Charles River Laboratories International 144A
5.50% 4/1/26 #	2,805,000	2,847,075
CHS 6.25% 3/31/23	1,270,000	1,187,450
Encompass Health
5.75% 11/1/24	835,000	850,214
5.75% 9/15/25	1,655,000	1,671,550
HCA
5.375% 2/1/25	1,275,000	1,294,125
5.875% 2/15/26	1,490,000	1,544,013
7.58% 9/15/25	690,000	759,000
Hill-Rom Holdings
144A 5.00% 2/15/25 #	590,000	572,300
144A 5.75% 9/1/23 #	1,105,000	1,127,100
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	1,693,000	1,756,487
Polaris Intermediate 144A PIK 8.50% 12/1/22 #T	600,000	622,500
Surgery Center Holdings
144A 6.75% 7/1/25 #	480,000	455,400
144A 8.875% 4/15/21 #	1,810,000	1,868,825
Tenet Healthcare
5.125% 5/1/25	385,000	374,613
8.125% 4/1/22	2,015,000	2,153,531
Teva Pharmaceutical Finance Netherlands III
6.00% 4/15/24	1,825,000	1,890,543

		22,585,925

Insurance – 5.24%
Acrisure 144A 7.00% 11/15/25 #	1,335,000	1,211,512
AssuredPartners 144A 7.00% 8/15/25 #	2,340,000	2,263,950
HUB International 144A 7.00% 5/1/26 #	2,955,000	2,973,469

14

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
NFP 144A 6.875% 7/15/25 #	2,375,000	$2,321,563
USIS Merger Sub 144A 6.875% 5/1/25 #	2,915,000	2,885,850

		11,656,344

Media – 9.49%
Altice France 144A 6.00% 5/15/22 #	625,000	644,969
Altice Luxembourg 144A 7.75% 5/15/22 #	2,520,000	2,516,850
CCO Holdings
144A 5.50% 5/1/26 #	25,000	24,625
144A 5.75% 2/15/26 #	2,285,000	2,277,688
144A 5.875% 5/1/27 #	1,480,000	1,472,600
Cequel Communications Holdings I
144A 7.50% 4/1/28 #	1,325,000	1,374,687
144A 7.75% 7/15/25 #	725,000	767,594
CSC Holdings
6.75% 11/15/21	2,180,000	2,278,100
144A 10.875% 10/15/25 #	1,050,000	1,220,625
Gray Television 144A 5.875% 7/15/26 #	1,225,000	1,200,500
Nexstar Broadcasting 144A 5.625% 8/1/24 #	940,000	928,250
Radiate Holdco 144A 6.625% 2/15/25 #	1,372,000	1,286,250
Sirius XM Radio 144A 5.375% 4/15/25 #	1,600,000	1,592,000
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	2,475,000	2,335,781
VTR Finance 144A 6.875% 1/15/24 #	1,150,000	1,193,010

		21,113,529

Services – 7.03%
Advanced Disposal Services 144A 5.625% 11/15/24 #	1,210,000	1,197,900
Ashtead Capital 144A 5.25% 8/1/26 #	965,000	974,650
Avis Budget Car Rental 144A 6.375% 4/1/24 #	1,540,000	1,532,300
Covanta Holding 5.875% 7/1/25	1,320,000	1,293,600
GEO Group
5.875% 10/15/24	20,000	19,600
6.00% 4/15/26	1,215,000	1,190,700
Herc Rentals 144A 7.75% 6/1/24 #	690,000	742,840
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	1,240,000	1,185,750
Prime Security Services Borrower 144A 9.25% 5/15/23 #	1,294,000	1,387,815
Staples 144A 8.50% 9/15/25 #	705,000	664,463
TMS International 144A 7.25% 8/15/25 #	905,000	921,969
United Rentals North America
5.50% 5/15/27	1,990,000	1,976,866
5.875% 9/15/26	865,000	881,219
WeWork 144A 7.875% 5/1/25 #	1,710,000	1,671,525

		15,641,197

15

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology & Electronics – 5.22%
CDK Global 5.875% 6/15/26	3,450,000	$3,544,875
CommScope Technologies
144A 5.00% 3/15/27 #	2,420,000	2,332,275
144A 6.00% 6/15/25 #	560,000	579,600
First Data 144A 7.00% 12/1/23 #	2,035,000	2,134,206
Genesys Telecommunications Laboratories 144A 10.00% 11/30/24 #	1,270,000	1,412,875
Infor Software Parent 144A PIK 7.125% 5/1/21 #T	550,000	557,563
RP Crown Parent 144A 7.375% 10/15/24 #	1,015,000	1,040,375

		11,601,769

Telecommunications – 4.52%
Level 3 Financing 5.375% 5/1/25	2,950,000	2,883,625
Sprint
7.125% 6/15/24	910,000	937,300
7.625% 3/1/26	595,000	617,128
7.875% 9/15/23	1,810,000	1,934,437
T-Mobile USA
6.375% 3/1/25	1,145,000	1,196,525
6.50% 1/15/26	100,000	105,125
Zayo Group 6.375% 5/15/25	2,285,000	2,373,544

		10,047,684

Utilities – 2.26%
Calpine
5.75% 1/15/25	4,185,000	3,860,663
144A 5.875% 1/15/24 #	1,155,000	1,163,662

		5,024,325

Total Corporate Bonds (cost $203,109,242)		201,709,905

Loan Agreements – 6.27%
AI Ladder Luxembourg Subco Tranche B 1st Lien 6.875% (LIBOR03M + 4.50%) 7/2/25 ●	1,002,000	1,002,313
Applied Systems 2nd Lien 9.334% (LIBOR03M + 7.00%) 9/19/25 ●	2,270,000	2,348,031
Blue Ribbon 1st Lien 6.334% (LIBOR03M + 4.00%) 11/13/21 ●	664,000	654,870
CH Hold 2nd Lien 9.327% (LIBOR03M + 7.25%) 2/1/25 ●	380,000	385,700
Deck Chassis Acquisition 2nd Lien 8.077% (LIBOR03M + 6.00%) 6/15/23 ●	590,000	595,163
DG Investment Intermediate Holdings 2nd Lien 8.829% (LIBOR03M + 6.75%) 2/1/26 ●	170,000	172,125
Frontier Communications Tranche B1 1st Lien 5.83% (LIBOR03M + 3.75%) 6/15/24 ●	1,203,920	1,189,623

16

	Principal amount°	Value (US $)
Loan Agreements (continued)
HVSC Merger Sub 2nd Lien 10.347% (LIBOR03M + 8.25%) 10/26/25 ●	560,000	$561,400
HVSC Merger Sub Tranche B 1st Lien 6.171% (LIBOR03M + 4.00%) 10/20/24 ●	601,975	607,807
Kronos 2nd Lien 10.593% (LIBOR03M + 8.25%) 11/1/24 ●	1,405,000	1,451,716
Marketo Tranche B 1st Lien 5.613% (LIBOR03M + 3.25%) 2/7/25 ●	1,275,000	1,266,633
Russell Investments US Institutional Holdco Tranche B 1st Lien 5.327% (LIBOR03M + 3.25%) 6/1/23 ●	1,145,271	1,150,854
Solenis International Tranche B 2nd Lien 10.679% (LIBOR03M + 8.50%) 6/18/24 ●	1,130,000	1,117,523
Summit Midstream Partners Holdings Tranche B 1st Lien 8.077% (LIBOR03M + 6.00%) 5/21/22 ●	615,563	624,988
Utz Quality Foods 1st Lien 5.564% (LIBOR03M + 3.50%) 11/21/24 ●	601,975	605,925
Visual Comfort Group 2nd Lien 10.077% (LIBOR03M + 8.00%) 2/28/25 =●	218,571	221,030

Total Loan Agreements (cost $13,816,523)		13,955,701

	Number of shares
Common Stock – 0.00%
Century Communications =†	4,250,000	0

Total Common Stock (cost $128,662)		0

	Principal amount°
Short-Term Investments – 2.17%
Repurchase Agreements – 2.17%
Bank of America Merrill Lynch
1.84%, dated 7/31/18, to be repurchased on 8/1/18, repurchase price $766,579 (collateralized by US government obligations 2.25% 11/15/27; market value $781,871)	766,540	766,540
Bank of Montreal
1.83%, dated 7/31/18, to be repurchased on 8/1/18, repurchase price $1,533,158 (collateralized by US government obligations 0.125%-2.875% 7/15/22-11/15/46; market value $1,563,742)	1,533,080	1,533,080
BNP Paribas
1.87%, dated 7/31/18, to be repurchased on 8/1/18, repurchase price $2,523,511 (collateralized by US government obligations 0.00%-4.75% 12/31/22-8/15/46; market value $2,573,849)	2,523,380	2,523,380

Total Short-Term Investments (cost $4,823,000)		4,823,000

17

Schedule of investments
Delaware High-Yield Opportunities Fund

Total Value of Securities – 99.13% (cost $221,877,427)	$220,488,606

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2018, the aggregate value of Rule 144A securities was $111,139,612, which represents 49.97% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

T	PIK. 100% of the income received was in the form of cash.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2018. Rate will reset at a future date.
y	No contractual maturity date.

†	Non-income producing security.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

PIK – Pay-in-kind

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

18

Statement of assets and liabilities
Delaware High-Yield Opportunities Fund	July 31, 2018

Assets:
Investments, at value[1]	$220,488,606
Cash	48,569
Interest receivable	3,728,102
Receivable for securities sold	3,130,523
Receivable for fund shares sold	40,292
Other assets[2]	786,990

Total assets	228,223,082

Liabilities:
Payable for securities purchased	2,292,405
Distribution payable	318,622
Payable for fund shares redeemed	277,289
Other accrued expenses	108,098
Investment management fees payable to affiliates	78,782
Distribution fees payable to affiliates	51,922
Audit and tax fees payable	43,332
Dividend disbursing and transfer agent fees and expenses payable to affiliates	3,640
Accounting and administration expenses payable to affiliates	1,050
Trustees’ fees and expenses payable	655
Legal fees payable to affiliates	243
Reports and statements to shareholders expenses payable to affiliates	181
Contingent liabilities[2]	2,623,299

Total liabilities	5,799,518

Total Net Assets	$222,423,564

Net Assets Consist of:
Paid-in capital	$286,535,392
Distributions in excess of net investment income	(318,622)
Accumulated net realized loss on investments	(62,404,385)
Net unrealized depreciation of investments	(1,388,821)

Total Net Assets	$222,423,564

19

Statement of assets and liabilities
Delaware High-Yield Opportunities Fund

Net Asset Value
Class A:
Net assets	$131,149,063
Shares of beneficial interest outstanding, unlimited authorization, no par	35,310,671
Net asset value per share	$3.71
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$3.88

Class C:
Net assets	$25,185,893
Shares of beneficial interest outstanding, unlimited authorization, no par	6,772,913
Net asset value per share	$3.72

Class R:
Net assets	$5,862,735
Shares of beneficial interest outstanding, unlimited authorization, no par	1,573,307
Net asset value per share	$3.73

Institutional Class:
Net assets	$60,225,873
Shares of beneficial interest outstanding, unlimited authorization, no par	16,219,317
Net asset value per share	$3.71

[1]Investments, at cost	$221,877,427
[2]See Note 12 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

20

Statement of operations
Delaware High-Yield Opportunities Fund	Year ended July 31, 2018

Investment Income:
Interest	$15,218,332
Dividends	118,699

15,337,031

Expenses:
Management fees	1,619,662
Distribution expenses – Class A	349,301
Distribution expenses – Class C	342,229
Distribution expenses – Class R	33,093
Dividend disbursing and transfer agent fees and expenses	303,151
Registration fees	79,359
Accounting and administration expenses	73,596
Reports and statements to shareholders expenses	49,193
Audit and tax fees	43,760
Legal fees	22,008
Trustees’ fees and expenses	11,828
Custodian fees	11,631
Other	29,359

2,968,170
Less expenses waived	(329,621)
Less expenses paid indirectly	(2,014)

Total operating expenses	2,636,535

Net Investment Income	12,700,496

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,269,783
Net change in unrealized appreciation (depreciation) of investments	(12,353,413)

Net Realized and Unrealized Loss	(11,083,630)

Net Increase in Net Assets Resulting from Operations	$1,616,866

See accompanying notes, which are an integral part of the financial statements.

21

Statements of changes in net assets
Delaware High-Yield Opportunities Fund

	Year ended
	7/31/18	7/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$12,700,496	$16,625,514
Net realized gain	1,269,783	8,192,411
Net change in unrealized appreciation (depreciation)	(12,353,413)	4,318,800

Net increase in net assets resulting from operations	1,616,866	29,136,725

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(7,439,265)	(8,940,567)
Class C	(1,551,349)	(2,024,354)
Class R	(333,829)	(415,375)
Institutional Class	(3,779,252)	(5,291,835)

Return of capital:
Class A	(19,548)	(47,292)
Class C	(3,750)	(11,955)
Class R	(871)	(2,273)
Institutional Class	(8,979)	(24,288)

	(13,136,843)	(16,757,939)

Capital Share Transactions:
Proceeds from shares sold:
Class A	12,107,867	12,646,158
Class C	960,599	2,276,491
Class R	1,225,557	2,023,107
Institutional Class	17,356,410	21,802,118

22

	Year ended
	7/31/18	7/31/17
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$6,417,737	$7,699,549
Class C	1,480,041	1,870,393
Class R	334,575	417,419
Institutional Class	3,652,109	5,130,121

	43,534,895	53,865,356

Cost of shares redeemed:
Class A	(37,031,870)	(44,653,216)
Class C	(15,175,276)	(13,199,138)
Class R	(2,920,937)	(4,002,981)
Institutional Class	(37,837,824)	(53,926,122)

	(92,965,907)	(115,781,457)

Decrease in net assets derived from capital share transactions	(49,431,012)	(61,916,101)

Net Decrease in Net Assets	(60,950,989)	(49,537,315)

Net Assets:
Beginning of year	283,374,553	332,911,868

End of year	$222,423,564	$283,374,553

Distributions in excess of net investment income	$(318,622)	$(397,130)

See accompanying notes, which are an integral part of the financial statements.

23

Financial highlights

Delaware High-Yield Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[6]
Portfolio turnover

[1]	The average shares outstanding method has been applied for per share information.
[2]	For the year ended July 31, 2018, return of capital distributions of $19,548 were made by the Fund’s Class A shares, which calculated to a de minimis amount of $(0.001) per share.
[3]	For the year ended July 31, 2017, return of capital distributions of $47,292 were made by the Fund’s Class A shares, which calculated to a de minimis amount of $(0.001) per share.
[4]	For the year ended July 31, 2016, return of capital distributions of $150,785 were made by the Fund’s Class A shares, which calculated to a de minimis amount of $(0.003) per share.
[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended July 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

24

Year ended

7/31/18	7/31/17	7/31/16	7/31/15	7/31/14

$3.89	$3.74	$3.95	$4.38	$4.27

0.20	0.21	0.22	0.24	0.24
(0.18)	0.15	(0.22)	(0.37)	0.12

0.02	0.36	—	(0.13)	0.36

(0.20)	(0.21)	(0.21)	(0.24)	(0.25)
— [2]	— [3]	— [4]	—	—
—	—	—	(0.06)	—

(0.20)	(0.21)	(0.21)	(0.30)	(0.25)

$3.71	$3.89	$3.74	$3.95	$4.38

0.58%	9.83%	0.41%	(3.15% )	8.59%

$131,149	$156,157	$173,815	$238,290	$327,088
1.02%	1.05%	1.06%	1.07%	1.07%
1.15%	1.15%	1.15%	1.14%	1.12%
5.14%	5.42%	5.98%	5.78%	5.46%
5.01%	5.32%	5.89%	5.71%	5.41%
96%	90%	109%	86%	105%

25

Financial highlights

Delaware High-Yield Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[6]
Portfolio turnover

[1]	The average shares outstanding method has been applied for per share information.
[2]	For the year ended July 31, 2018, return of capital distributions of $3,750 were made by the Fund’s Class C shares, which calculated to a de minimis amount of $(0.001) per share.
[3]	For the year ended July 31, 2017, return of capital distributions of $11,955 were made by the Fund’s Class C shares, which calculated to a de minimis amount of $(0.001) per share.
[4]	For the year ended July 31, 2016, return of capital distributions of $40,584 were made by the Fund’s Class C shares, which calculated to a de minimis amount of $(0.003) per share.
[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended July 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

26

Year ended

7/31/18	7/31/17	7/31/16	7/31/15	7/31/14

$3.90	$3.74	$3.96	$4.39	$4.28

0.17	0.18	0.19	0.21	0.21
(0.18)	0.16	(0.23)	(0.37)	0.12

(0.01)	0.34	(0.04)	(0.16)	0.33

(0.17)	(0.18)	(0.18)	(0.21)	(0.22)
— [2]	— [3]	— [4]	—	—
—	—	—	(0.06)	—

(0.17)	(0.18)	(0.18)	(0.27)	(0.22)

$3.72	$3.90	$3.74	$3.96	$4.39

(0.16%)	9.29%	(0.59%)	(3.85%)	7.79%

$25,186	$39,523	$46,842	$66,354	$89,127
1.77%	1.80%	1.81%	1.82%	1.81%
1.90%	1.90%	1.90%	1.89%	1.86%
4.39%	4.67%	5.23%	5.03%	4.72%
4.26%	4.57%	5.14%	4.96%	4.67%
96%	90%	109%	86%	105%

27

Financial highlights

Delaware High-Yield Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[6]
Portfolio turnover

[1]	The average shares outstanding method has been applied for per share information.
[2]	For the year ended July 31, 2018, return of capital distributions of $871 were made by the Fund’s Class R shares, which calculated to a de minimis amount of $(0.001) per share.
[3]	For the year ended July 31, 2017, return of capital distributions of $2,273 were made by the Fund’s Class R shares, which calculated to a de minimis amount of $(0.001) per share.
[4]	For the year ended July 31, 2016, return of capital distributions of $7,580 were made by the Fund’s Class R shares, which calculated to a de minimis amount of $(0.003) per share.
[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[6]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended July 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

28

Year ended

7/31/18	7/31/17	7/31/16	7/31/15	7/31/14

$3.90	$3.75	$3.97	$4.39	$4.29

0.19	0.20	0.21	0.23	0.23
(0.17)	0.15	(0.23)	(0.36)	0.11

0.02	0.35	(0.02)	(0.13)	0.34

(0.19)	(0.20)	(0.20)	(0.23)	(0.24)
— [2]	— [3]	— [4]	—	—
—	—	—	(0.06)	—

(0.19)	(0.20)	(0.20)	(0.29)	(0.24)

$3.73	$3.90	$3.75	$3.97	$4.39

0.62%	9.54%	(0.09% )	(3.13% )	8.08%

$5,863	$7,529	$8,766	$13,032	$16,580
1.27%	1.30%	1.31%	1.32%	1.31%
1.40%	1.40%	1.40%	1.39%	1.38%
4.89%	5.17%	5.73%	5.53%	5.22%
4.76%	5.07%	5.64%	5.46%	5.15%
96%	90%	109%	86%	105%

29

Financial highlights

Delaware High-Yield Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[6]
Portfolio turnover

[1]	The average shares outstanding method has been applied for per share information.
[2]	For the year ended July 31, 2018, return of capital distributions of $8,979 were made by the Fund’s Institutional Class shares, which calculated to a de minimis amount of $(0.001) per share.
[3]	For the year ended July 31, 2017, return of capital distributions of $24,288 were made by the Fund’s Institutional Class shares, which calculated to a de minimis amount of $(0.001) per share.
[4]	For the year ended July 31, 2016, return of capital distributions of $89,798 were made by the Fund’s Institutional Class shares, which calculated to a de minimis amount of $(0.003) per share.
[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended July 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

30

Year ended

7/31/18	7/31/17	7/31/16	7/31/15	7/31/14

$3.89	$3.74	$3.95	$4.38	$4.27

0.21	0.22	0.23	0.25	0.25
(0.18)	0.15	(0.22)	(0.37)	0.12

0.03	0.37	0.01	(0.12)	0.37

(0.21)	(0.22)	(0.22)	(0.25)	(0.26)
— [2]	— [3]	— [4]	—	—
—	—	—	(0.06)	—

(0.21)	(0.22)	(0.22)	(0.31)	(0.26)

$3.71	$3.89	$3.74	$3.95	$4.38

0.84%	10.08%	0.66%	(2.91% )	8.87%

$60,226	$80,166	$103,489	$147,069	$232,971
0.77%	0.80%	0.81%	0.82%	0.81%
0.90%	0.90%	0.90%	0.89%	0.86%
5.39%	5.67%	6.23%	6.03%	5.72%
5.26%	5.57%	6.14%	5.96%	5.67%
96%	90%	109%	86%	105%

31

Notes to financial statements
Delaware High-Yield Opportunities Fund	July 31, 2018

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Floating Rate Fund, Delaware Extended Duration Bond Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware High-Yield Opportunities Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of

32

being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended July 31, 2018 and for all open tax years (years ended July 31, 2015–July 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expense on the “Statement of operations.” During the year ended July 31, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2018 and matured on the next business day.

Use of Estimates — The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

33

Notes to financial statements
Delaware High-Yield Opportunities Fund

1. Significant Accounting Policies (continued)

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statement of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the year ended July 31, 2018, the Fund earned $1,323 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the year ended July 31, 2018, the Fund earned $691 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Effective April 1, 2018, DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), from exceeding 0.69% of the Fund’s average daily net assets. Prior to April 1, 2018, DMC contractually agreed to waive its management fee to ensure total annual operating expenses did not exceed 0.80% of the Fund’s average daily net assets. These waivers were in effect from Aug. 1, 2017 through July 31, 2018.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds from Aug. 1, 2017 through Aug. 31, 2017 at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above were allocated among all funds in the Delaware Funds on a relative net asset value (NAV) basis. Effective Sept. 1, 2017, the Fund as well as other Delaware Funds entered into an amendment to the DIFSC agreement. Under the amendment to the DIFSC agreement, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each

34

Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each Fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. For the year ended July 31, 2018, the Fund was charged $13,284 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds from Aug. 1, 2017 through June 30, 2018 at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. Effective July 1, 2018, the Fund as well as the other Delaware Funds entered into an amendment to the DIFSC agreement. Under the amendment to the DIFSC agreement, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended July 31, 2018, the Fund was charged $48,674 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (ii) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the year ended July 31, 2018, the Fund was charged $5,881 for internal legal, tax, and regulatory services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the year ended July 31, 2018, DDLP earned $5,951 for commissions on sales of the Fund’s Class A shares. For the year ended July 31, 2018, DDLP received gross CDSC commissions of $10 and $713 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

35

Notes to financial statements
Delaware High-Yield Opportunities Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the year ended July 31, 2018, were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the year ended July 31, 2018, the Fund engaged in securities sales of $2,642,415 which resulted in net realized gains of $130,041. The Fund did not engage in securities Rule 17a-7 purchases during the year ended July 31, 2018.

* The aggregate contractual waiver period covering this report is from Nov. 28, 2016 through April 1, 2019.

3. Investments

For the year ended July 31, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$232,064,553
Sales	281,173,555

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At July 31, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:

Cost of investments	$222,107,109

Aggregate unrealized appreciation of investments	$2,131,646
Aggregate unrealized depreciation of investments	(3,750,149)

Net unrealized depreciation of investments	$(1,618,503)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the

36

circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2018:

	Level 2	Level 3	Total
Securities
Assets:
Corporate Debt	$201,709,905	$—	$201,709,905
Loan Agreements[1]	12,753,808	1,201,893	13,955,701
Common Stock	—	—	—
Short-Term Investments	4,823,000	—	4,823,000

Total Value of Securities	$219,286,713	$1,201,893	$220,488,606

1Security type is valued across multiple levels. Level 2 investments represent investments with observable inputs, or matrix-price investments, and level 3 investments represent investments without observable inputs. The amounts attributed to Level 2 investments and Level 3 investments represent the following percentages of the total market value of this security type:

	Level 2	Level 3	Total
Loan Agreements	91.39%	8.61%	100.00%

37

Notes to financial statements
Delaware High-Yield Opportunities Fund

3. Investments (continued)

The security that has been valued at zero on the “Schedule of investments” is considered to be a Level 3 investment in the table.

During the year ended July 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the year.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended July 31, 2018 and 2017 were as follows:

	Year ended
	7/31/18	7/31/17
Ordinary income	$13,103,695	$16,672,131
Return of Capital	33,148	85,808

Total	$13,136,843	$16,757,939

5. Components of Net Assets on a Tax Basis

As of July 31, 2018, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$286,535,392
Distributions payable	(318,622)
Troubled debt litigation	(1,836,309)
Capital loss carryforwards	(60,338,394)
Unrealized depreciation of investments	(1,618,503)

Net assets	$222,423,564

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and market discount and premium on debt instruments.

38

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on debt instruments, trust preferred securities, and contingent payment debt instruments. Results of operations and net assets were not affected by these reclassifications. For the year ended July 31, 2018, the Fund recorded the following reclassifications:

Distributions in excess of net investment income	$481,707
Accumulated net realized loss	(481,707)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At July 31, 2018, the Fund utilized $1,049,769 of capital loss carryforwards.

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At July 31, 2018, capital loss carryforwards available to offset future realized capital gains were as follows:

Post-enactment capital loss character
Short-term	Long-term
$27,044,780	$33,293,614

6. Capital Shares

Transactions in capital shares were as follows:

	Year ended
	7/31/18	7/31/17
Shares sold:
Class A	3,211,036	3,328,777
Class C	253,065	597,583
Class R	321,149	529,252
Institutional Class	4,584,231	5,737,888

Shares issued upon reinvestment of dividends and distributions:
Class A	1,689,878	2,022,251
Class C	388,712	490,990
Class R	87,840	109,325
Institutional Class	960,896	1,348,702

	11,496,807	14,164,768

Shares redeemed:
Class A	(9,720,408)	(11,732,143)
Class C	(4,012,910)	(3,463,053)
Class R	(764,317)	(1,048,257)
Institutional Class	(9,935,540)	(14,176,045)

	(24,433,175)	(30,419,498)

Net decrease	(12,936,368)	(16,254,730)

39

Notes to financial statements
Delaware High-Yield Opportunities Fund

6. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables above and on the “Statements of changes in net assets.” For the years ended July 31, 2018 and 2017, the Fund had the following exchange transactions.

	Exchange Redemptions		Exchange Subscriptions

				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Year ended 7/31/18	15,062	208,256	203,482	21,098	$837,328
Year ended 7/31/17	632,393	13,132	—	647,689	2,476,527

7. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was generally allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expired on Nov. 6, 2017.

On Nov. 6, 2017, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 5, 2018.

The Fund had no amounts outstanding as of July 31, 2018 or at any time during the year then ended.

8. Offsetting

Master Repurchase Agreements

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (each, an MRA). The MRA permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the

40

excess to the counterparty. As of July 31, 2018, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

		Fair Value of	Cash	Net
	Repurchase	Non-Cash	Collateral	Collateral
Counterparty	Agreements	Collateral Received(a)	Received	Received	Net Exposure(b)
Bank of America Merrill Lynch	$ 766,540	$ (766,540)	$—	$ (766,540)	$—
Bank of Montreal	1,533,080	(1,533,080)	—	(1,533,080)	—
BNP Paribas	2,523,380	(2,523,380)	—	(2,523,380)	—

Total	$4,823,000	$(4,823,000)	$—	$(4,823,000)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of July 31, 2018.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

9. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the

41

Notes to financial statements
Delaware High-Yield Opportunities Fund

9. Securities Lending (continued)

collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the year ended July 31, 2018, the Fund had no securities out on loan.

10. Credit and Market Risk

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB-by Standard & Poor’s Financial Services LLC and Baa3 by Moody’s Investors Service Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received

42

upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. General Motors Term Loan Litigation

The Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Fund in 2009. Management believes the matter subject to the litigation notice may lead to a recovery from the Fund of certain amounts received by the Fund because a US Court of Appeals has ruled that the Fund and similarly situated investors were unsecured creditors

43

Notes to financial statements
Delaware High-Yield Opportunities Fund

12. General Motors Term Loan Litigation (continued)

rather than secured lenders of G.M. as a result of an erroneous Uniform Commercial Code filing made by a third party. The Fund received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Fund should not have received payment in full. Based upon currently available information related to the litigation and the Fund’s potential exposure, the Fund recorded a contingent liability of $2,623,299 and an asset of $786,990 based on the expected recoveries to unsecured creditors as of July 31, 2018 that resulted in a net decrease in the Fund’s NAV to reflect this likely recovery.

13. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (ASU) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

14. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2018, that would require recognition or disclosure in the Fund’s financial statements.

44

Report of independent

registered public accounting firm

To the Board of Trustees of Delaware Group® Income Funds and Shareholders of Delaware High-Yield Opportunities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware High-Yield Opportunities Fund (one of the funds constituting Delaware Group® Income Funds, referred to hereafter as the “Fund”) as of July 31, 2018, the related statement of operations for the year ended July 31, 2018, the statements of changes in net assets for each of the two years in the period ended July 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2018 and the financial highlights for each of the five years in the period ended July 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

September 18, 2018

We have served as the auditor of one or more investment companies in Delaware Funds® by Macquarie since 2010.

45

Other Fund information (Unaudited)

Delaware High-Yield Opportunities Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended July 31, 2018, the Fund reports distributions paid during the year as follows:

(A) Ordinary Income Distribution (Tax Basis)	99.75%
(B) Return of Capital (Tax Basis)	0.25%
Total Distributions (Tax Basis)	100.00%

(A) and (B) are based on a percentage of the Fund’s total distributions.

For the fiscal year ended July 31, 2018, certain interest income paid by the Fund, determined to be Qualified Interest Income may be subject to relief from US withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief Unemployment Insurance Reauthorization, and Job Creations Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the year ended July 31, 2018, the Fund has reported maximum distributions of Qualified Interest Income of $10,456,664.

Board consideration of sub-advisory agreements for Delaware High-Yield Opportunities Fund at a meeting held November 15-16, 2017

At a meeting held on Nov. 15-16, 2017, the Board of Trustees (“Board”) of Delaware Group® Income Funds, including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and each of Macquarie Investment Management Europe Limited (“MIMEL”) and Macquarie Investment Management Global Limited (“MIMGL”) for Delaware High-Yield Opportunities Fund (the “Fund”). MIMEL and MIMGL may also be referenced as “sub-advisor(s)” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMEL and MIMGL, including its personnel, operations, and financial condition, which had been provided by MIMEL and MIMGL, respectively. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMEL and MIMGL; information concerning MIMEL’s and MIMGL’s organizational structure and the experience of their key investment management personnel; copies of MIMEL’s and MIMGL’s Form ADV, financial statements, compliance

46

policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMEL and MIMGL; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreements were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, quality, and extent of services. The Board considered the nature, quality, and extent of services that MIMEL and MIMGL each would provide as a sub-advisor to the Fund. The Trustees considered the investment process to be employed by MIMEL and MIMGL in connection with DMC’s collaboration with MIMEL and MIMGL in managing the Fund, and the qualifications and experience of MIMEL and MIMGL’s fixed income teams with regard to implementing the Fund’s investment mandates. The Board considered MIMEL and MIMGL’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMEL and MIMGL, and Management’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by MIMEL and MIMGL to the Fund. Based on their consideration and review of the foregoing factors, the Board concluded that the nature, quality, and extent of the sub-advisory services to be provided by MIMEL and MIMGL, as well as MIMEL and MIMGL’s ability to render such services based on its experience, organization and resources, were appropriate for the Fund, in light of the Fund’s investment objective, strategies, and policies.

In discussing the nature of the services proposed to be provided by the sub-advisors, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is more like a collaborative effort between the advisor and sub-advisors and a cross-pollination of investment ideas. Moreover, the Board noted the advisor’s and sub-advisors’ stated intention that the former retain the decision-making authority with respect to purchases and sales of securities in the sub-advised Fund.

Sub-advisory fees. The Board considered that DMC would not pay MIMEL and MIMGL fees in conjunction with the services that would be rendered to the sub-advised Fund. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between the advisor and sub-advisors, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMEL and MIMGL would provide investment advice and recommendations, including with respect to specific securities, for consideration and evaluation by DMC’s portfolio managers, but that DMC’s portfolio managers for the Fund would retain final portfolio management discretion over the Fund.

47

Other Fund information (Unaudited)
Delaware High-Yield Opportunities Fund

Board consideration of sub-advisory agreements for Delaware High-Yield Opportunities Fund at a meeting held November 15-16, 2017 (continued)

Economies of scale and fall-out benefits. The Board considered whether the proposed fee arrangement would reflect economies of scale for the benefit of Fund investors as assets in the Fund increased, as applicable. The Board noting that DMC would not pay MIMEL or MIMGL fees in conjunction with their services, concluded that analysis of economies of scale would be moot.

48

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Board of trustees / directors and officers addendum
Delaware Funds® by Macquarie

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Interested Trustee
Shawn K. Lytle[1,2]	President,	Trustee since
2005 Market Street	Chief Executive Officer,	September 2015
Philadelphia, PA 19103	and Trustee
February 1970		President and
Chief Executive Officer
since August 2015

Independent Trustees
Thomas L. Bennett	Chair and Trustee	Trustee since
2005 Market Street		March 2005
Philadelphia, PA 19103
October 1947		Chair since
March 2015
Ann D. Borowiec	Trustee	Since March 2015
2005 Market Street
Philadelphia, PA 19103
November 1958

Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2]

Shawn K. Lytle, David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc., which has an affiliated investment manager.

50

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

President — Macquarie	59	Trustee — UBS
Investment Management[3]		Relationship Funds,
(June 2015–Present)		SMA Relationship
Trust, and UBS Funds
Regional Head of		(May 2010–April 2015)
Americas — UBS Global
Asset Management
(April 2010–May 2015)

Private Investor	59	None
(March 2004–Present)

Chief Executive Officer,	59	Director —
Private Wealth Management		Banco Santander International
(2011–2013) and		(October 2016–Present)
Market Manager,
New Jersey Private		Director —
Bank (2005–2011) —		Santander Bank, N.A.
J.P. Morgan Chase & Co.		(December 2016–Present)
Private Investor	59	Director and Audit Committee
(April 2011–Present)		Member — Hercules
Technology Growth
Capital, Inc.
(July 2004–July 2014)

[3]

Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

51

Board of trustees / directors and officers addendum
Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

52

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

President —	59	Director; Compensation
Drexel University		Committee and
(August 2010–Present)		Governance Committee
Member — Community
President —		Health Systems
Franklin & Marshall College
(July 2002–July 2010)		Director — Drexel
Morgan & Co.

Director; Audit Committee
Member — vTv
Therapeutics LLC

Director; Audit Committee
Member — FS Credit Real
Estate Income Trust, Inc.
Private Investor	59	None
(2004–Present)

Private Investor	59	Trust Manager and
(January 2017–Present)		Audit Committee
Chair — Camden
Chief Executive Officer —		Property Trust
Banco Itaú		(August 2011–Present)
International
(April 2012–December 2016)		Director —
Carrizo Oil & Gas, Inc.
Executive Advisor to Dean		(March 2018–Present)
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)

53

Board of trustees / directors and officers addendum
Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

Officers
David F. Connor	Senior Vice President,	Senior Vice President
2005 Market Street	General Counsel,	since May 2013;
Philadelphia, PA 19103	and Secretary	General Counsel
December 1963		since May 2015;
Secretary since
October 2005
Daniel V. Geatens	Vice President	Vice President and
2005 Market Street	and Treasurer	Treasurer since October 2007
Philadelphia, PA 19103
October 1972

Richard Salus	Senior Vice President	Senior Vice President and
2005 Market Street	and Chief Financial Officer	Chief Financial Officer
Philadelphia, PA 19103		since November 2006
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

54

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Vice Chairman	59	Director — HSBC Finance
(2010–April 2013) —		Corporation and HSBC
PNC Financial		North America Holdings Inc.
Services Group		(December 2013–Present)

Director —
HSBC USA Inc.
(July 2014–March 2017)

Vice President and Treasurer	59	Director (2009–2017);
(January 2006–July 2012),		Personnel and Compensation
Vice President —		Committee Chair; Member of
Mergers & Acquisitions		Nominating, Investments, and
(January 2003–January 2006),		Audit Committees for various
and Vice President		periods throughout
and Treasurer		directorship —
(July 1995–January 2003) — 3M Company		Okabena Company

David F. Connor has served	59	None[2]
in various capacities at different times at
Macquarie Investment
Management.

Daniel V. Geatens has served	59	None[2]
in various capacities at different times at
Macquarie Investment
Management.

Richard Salus has served	59	None[2]
in various executive capacities at different times at
Macquarie Investment
Management.

55

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and Chief Executive Officer Delaware Funds® by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group Pittsburgh, PA

Janet L. Yeomans

Former Vice President and Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This annual report is for the information of Delaware High-Yield Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Fixed income mutual fund

Delaware Floating Rate Fund

July 31, 2018

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Floating Rate Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Capital Investment Management LLC.

The Fund is distributed by Delaware Distributors, L.P.

(DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of July 31, 2018, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2018 Macquarie Management Holdings, Inc.

Portfolio management review
Delaware Floating Rate Fund	August 7, 2018

Performance preview (for the year ended July 31, 2018)
Delaware Floating Rate Fund (Institutional Class shares)	1-year return	+4.11%
Delaware Floating Rate Fund (Class A shares)	1-year return	+3.85%
S&P/LSTA Leveraged Loan Index (benchmark)	1-year return	+4.42%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Floating Rate Fund, please see the table on page 4.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

Please see page 7 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

The fundamental economic backdrop was quite strong throughout the Fund’s fiscal year ended July 31, 2018. Revenue growth was broadly positive for leveraged loan issuers as they generally enjoyed consistent profit margin expansion and robust free-cash flow generation. Credit metrics, including leverage and interest-coverage ratios, also continued to strengthen.

Overall, the economy was strong during the fiscal year, with gross domestic product (GDP) growth in the United States reaching 4.1% in the second quarter of 2018 and unemployment dropping as low as 3.8% before settling at 3.9% in July. The Federal Reserve raised rates twice in the first half of 2018 to a range of 1.75% to 2.0%. Fed Chairman Jerome Powell has indicated that additional hikes may be forthcoming in 2018 and 2019.

Floating-rate funds tend to perform well in a rising interest rate environment since, unlike most other fixed income sectors, they are generally insulated from the negative market price effects of rate increases. For instance, while much of the fixed income market experienced volatility in the first three months of 2018 when the 10-year Treasury yield spiked approximately 0.5%, floating-rate loans generated positive returns and outperformed other fixed income corporate sectors.

Source: Bloomberg

Floating-rate funds

tend to perform well

in a rising interest

rate environment

since, unlike most

other fixed income

sectors, they are

generally insulated

from the negative

market price effects

of rate increases.

1

Portfolio management review
Delaware Floating Rate Fund

Within the Fund

For the fiscal year ended July 31, 2018, Delaware Floating Rate Fund Institutional Class shares returned +4.11%. The Fund’s Class A shares returned +3.85% at net asset value and +0.97% at maximum offer price. These figures reflect reinvestment of all distributions. During the same period, the Fund’s benchmark, the S&P/LSTA Leveraged Loan Index, returned +4.42%. During the fiscal year, Delaware Floating Rate Fund was in the top quartile versus its Morningstar peer group (the Morningstar Bank Loan Category). For complete annualized performance of Delaware Floating Rate Fund, please see the table on page 4.

Although the Fund had positive absolute returns during the fiscal year, it trailed its benchmark partly because of the portfolio’s modest 10% allocation to high yield securities, which underperformed the overall loan index. The Bloomberg Barclays US Corporate High-Yield Index returned 2.6% for the fiscal period, significantly trailing the 4.4% return of the S&P/LSTA Leveraged Loan Index.

Specific holdings that detracted from the Fund’s performance included term loans by American Tire Distributors Inc., pet-related retailer PetSmart Inc., and building materials firm Forterra Inc. American Tire Distributors was the Fund’s largest detractor from performance. We exited the Fund’s position after the company lost two large customers that set up a joint-venture distribution network of their own. PetSmart had disappointing earnings results and we sold the Fund’s position when the firm’s management team did not clearly explain the fundamental deterioration or how it would address its issues going forward. Forterra also reported disappointing performance during the period and we decided to exit that position as well.

Telecommunications operators Digicel International, Windstream Holdings, and Uniti Group also detracted from the Fund’s performance when each company’s loans experienced earnings-related volatility. The Fund still owns a reduced position in Digicel but sold its positions in Windstream and Uniti during the fiscal year.

Among contributors to performance, the bank loan asset class, which contains 90% of the Fund’s assets, performed well. The Fund’s bank loan holdings outperformed the benchmark, with holdings in the chemicals, insurance brokers, and energy sectors contributing to this outperformance. The Fund’s overweight positions and security selection within each sector were positive. Within chemicals, Vantage Specialty Chemicals Inc. (which was acquired by H.I.G. Capital in September 2017) was a strong-performing loan, posting, in our assessment, consistently solid financial performance over the 12-month period. Among insurance brokers, AssuredPartners Inc., USI Inc., and HUB International Ltd. were all strong performers during the fiscal year. Within energy, two leading holdings were Chesapeake Energy Corp. and Summit Midstream Partners Holdings LLC. Chesapeake Energy saw what we viewed as solid improvement in its business fundamentals and improved its balance sheet during the period. Summit Midstream has also shown consistently positive financial performance and an encouraging earnings outlook.

In our view, the strong fundamental environment appears likely to continue. Business management teams generally remain confident about their companies’ prospects, and we believe the rising rate environment will likely continue as the Fed has provisional plans to raise rates further in 2018 and 2019. If rates are raised, this can create a positive backdrop overall for floating-rate assets since, unlike other parts of the fixed income

2

market, floating-rate assets’ coupons increase with increases in short-term interest rates.

However, we are monitoring risks related to trade conflicts and tariff rhetoric carefully. Additionally, rising commodity prices could affect raw material costs for some leveraged loan issuers.

Also noteworthy is the effect that changes to the 10-year Treasury yield could have on capital markets generally and, more specifically, on the investment grade and high yield bond markets. The Fund does not have exposure to investment grade bonds and we reduced its exposure to high yield bonds during the fiscal period from approximately 9% down to 6%, largely because we see the potential for more value in the bank-loan market and better insulation from potential long-term interest rate increases.

The Fund’s high yield exposure is managed with a goal of liquidity diversification – that is, having a greater variety of asset classes that can enhance liquidity as needed – rather than simply seeking to increase yield. The Fund’s high yield exposure tends to be of higher quality and shorter duration than the overall high yield market.

3

Performance summary
Delaware Floating Rate Fund	July 31, 2018

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through July 31, 2018

	1 year	3 years	5 years	Lifetime
Class A (Est. Feb. 26, 2010)
Excluding sales charge	+3.85%	+2.64%	+1.99%	+2.25%
Including sales charge	+0.97%	+1.68%	+1.43%	+1.92%
Class C (Est. Feb. 26, 2010)
Excluding sales charge	+3.08%	+1.88%	+1.23%	+1.50%
Including sales charge	+2.09%	+1.88%	+1.23%	+1.50%
Class R (Est. Feb. 26, 2010)
Excluding sales charge	+3.60%	+2.38%	+1.73%	+1.99%
Including sales charge	+3.60%	+2.38%	+1.73%	+1.99%
Institutional Class (Est. Feb. 26, 2010)
Excluding sales charge	+4.11%	+2.90%	+2.24%	+2.51%
Including sales charge	+4.11%	+2.90%	+2.24%	+2.51%
S&P/LSTA Leveraged Loan Index	+4.42%	+4.47%	+3.95%	+4.96%*

*The benchmark lifetime return is for Class A share comparison only and is calculated using the last business day in the month of the Fund’s Class A inception date.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.50% of average daily net assets.

4

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

International investments entail risks not ordinarily associated with US investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

The Fund may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivatives transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

Because the Fund may invest in bank loans and other direct indebtedness, it is subject to the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments, which primarily depend on the financial condition of the borrower and the lending institution.

This document may mention bond ratings published by nationally recognized statistical rating organizations (NRSROs) Standard & Poor’s, Moody’s Investors Service, and Fitch, Inc. For securities rated by an NRSRO other than S&P, the rating is converted to the equivalent S&P credit rating. Bonds rated AAA are rated as having the highest quality and are generally considered to have the lowest degree of investment risk. Bonds rated AA are considered to be of high quality, but with a slightly higher degree of risk than bonds rated AAA. Bonds rated A are considered to have many favorable investment qualities, though they are somewhat more susceptible to adverse economic conditions. Bonds rated BBB are believed to be of medium-grade quality and generally riskier over the long term. Bonds rated BB, B, and CCC are regarded as having significant speculative characteristics, with BB indicating the least degree of speculation of the three.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

5

Performance summary
Delaware Floating Rate Fund

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.69% of the Fund’s average daily net assets during the period from April 1, 2018 to July 31, 2018.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses (without fee waivers)	0.97%	1.72%	1.22%	0.72%
Net expenses (including fee waivers, if any)	0.94%	1.69%	1.19%	0.69%
Type of waiver	Contractual	Contractual	Contractual	Contractual

*For the period Aug. 1, 2017 to March 31, 2018, the Fund had no waiver in effect. The aggregate contractual waiver period covering this report is from April 1, 2018 through April 1, 2019.

6

Performance of a $10,000 investment1

Average annual total returns from Feb. 26, 2010 (Fund’s inception) through July 31, 2018

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on Feb. 26, 2010, and includes the effect of a 2.75% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 4 through 8.

The graph also assumes $10,000 invested in the S&P/LSTA Leveraged Loan Index as of Feb. 26, 2010. The S&P/LSTA Leveraged Loan Index is a broad index designed to reflect the market-value-weighted performance of US dollar-denominated institutional leveraged loans.

The Bloomberg Barclays US Corporate High-Yield Index, mentioned on page 2, is composed of US dollar–denominated, non-investment-grade corporate bonds for which the middle rating among Moody’s Investors Service, Inc., Fitch, Inc., and Standard & Poor’s is Ba1/BB+/BB+ or below.

The Morningstar Bank Loan Category, mentioned on page 2, compares funds that primarily invest in floating-rate bank loans instead of bonds. In exchange for their credit risk, these loans offer high interest payments that typically float above a common short-term benchmark such as the London interbank offered rate, or LIBOR.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

7

Performance summary
Delaware Floating Rate Fund

	Nasdaq symbols	CUSIPs
Class A	DDFAX	245908660
Class C	DDFCX	245908652
Class R	DDFFX	245908645
Institutional Class	DDFLX	245908637

8

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Disclosure of Fund expenses
For the six-month period from February 1, 2018 to July 31, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Feb. 1, 2018 to July 31, 2018.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

10

Delaware Floating Rate Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	2/1/18	7/31/18	Expense Ratio	2/1/18 to 7/31/18*

Actual Fund return†
Class A	$1,000.00	$1,016.90	0.95%	$4.75
Class C	1,000.00	1,014.30	1.70%	8.49
Class R	1,000.00	1,016.80	1.20%	6.00
Institutional Class	1,000.00	1,019.30	0.70%	3.50

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.08	0.95%	$4.76
Class C	1,000.00	1,016.36	1.70%	8.50
Class R	1,000.00	1,018.84	1.20%	6.01
Institutional Class	1,000.00	1,021.32	0.70%	3.51

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

11

Security type / sector allocation

Delaware Floating Rate Fund	As of July 31, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Corporate Bonds	6.28%
Basic Industry	0.24%
Capital Goods	0.13%
Communications	1.96%
Consumer Cyclical	0.37%
Consumer Non-Cyclical	1.73%
Energy	0.95%
Financial Services	0.11%
Insurance	0.16%
Real Estate	0.08%
Technology	0.37%
Utilities	0.18%
Loan Agreements	91.77%
Short-Term Investments	4.27%
Total Value of Securities	102.32%
Liabilities Net of Receivables and Other Assets	(2.32%)
Total Net Assets	100.00%

12

Schedule of investments
Delaware Floating Rate Fund	July 31, 2018

	Principal amount°	Value (US $)
Corporate Bonds – 6.28%
Basic Industry – 0.24%
First Quantum Minerals 144A 7.25% 5/15/22 #	500,000	$505,000

		505,000

Capital Goods – 0.13%
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	250,000	266,875

		266,875

Communications – 1.96%
Altice France 144A 6.00% 5/15/22 #	500,000	515,975
Altice Luxembourg 144A 7.75% 5/15/22 #	1,800,000	1,797,750
Sprint 7.875% 9/15/23	500,000	534,376
Sprint Communications 11.50% 11/15/21	500,000	591,250
Univision Communications 144A 5.125% 5/15/23 #	250,000	239,375
VTR Finance 144A 6.875% 1/15/24 #	500,000	518,700

		4,197,426

Consumer Cyclical – 0.37%
Eagle Intermediate Global Holding 144A 7.50% 5/1/25 #	300,000	299,250
Staples 144A 8.50% 9/15/25 #	250,000	235,625
William Lyon Homes 144A 6.00% 9/1/23 #	250,000	246,250

		781,125

Consumer Non-Cyclical – 1.73%
Air Medical Group Holdings 144A 6.375% 5/15/23 #	395,000	363,255
Avis Budget Car Rental 5.50% 4/1/23	300,000	297,375
CHS 6.25% 3/31/23	330,000	308,550
Polaris Intermediate 144A PIK 8.50% 12/1/22 #T	600,000	622,500
Prestige Brands 144A 6.375% 3/1/24 #	250,000	250,937
Prime Security Services Borrower 144A 9.25% 5/15/23 #	147,000	157,657
Safeway 3.95% 8/15/20	150,000	145,875
Surgery Center Holdings 144A 8.875% 4/15/21 #	1,000,000	1,032,500
Tenet Healthcare 8.125% 4/1/22	250,000	267,189
Teva Pharmaceutical Finance Netherlands III
6.00% 4/15/24	250,000	258,978

		3,704,816

Energy – 0.95%
Alta Mesa Holdings 7.875% 12/15/24	250,000	261,250
Chesapeake Energy 8.00% 1/15/25	250,000	256,875
Ensco 7.75% 2/1/26	200,000	194,750
Genesis Energy
6.00% 5/15/23	250,000	247,500
6.75% 8/1/22	250,000	256,250
Gulfport Energy 6.625% 5/1/23	300,000	306,750
Laredo Petroleum 6.25% 3/15/23	250,000	252,500
Southwestern Energy 7.75% 10/1/27	250,000	262,656

		2,038,531

13

Schedule of investments

Delaware Floating Rate Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Financial Services – 0.11%
NFP 144A 6.875% 7/15/25 #	250,000	$244,375

		244,375

Insurance – 0.16%
AssuredPartners 144A 7.00% 8/15/25 #	100,000	96,750
HUB International 144A 7.00% 5/1/26 #	250,000	251,563

		348,313

Real Estate – 0.08%
WeWork 144A 7.875% 5/1/25 #	180,000	175,950

		175,950

Technology – 0.37%
Genesys Telecommunications Laboratories 144A 10.00% 11/30/24 #	250,000	278,125
Infor Software Parent 144A PIK 7.125% 5/1/21 #T	500,000	506,875

		785,000

Utilities – 0.18%
Calpine
144A 5.25% 6/1/26 #	250,000	237,187
5.75% 1/15/25	150,000	138,375

		375,562

Total Corporate Bonds (cost $13,555,200)		13,422,973

Loan Agreements – 91.77%
Acrisure Tranche B 1st Lien 6.592% (LIBOR03M + 4.25%) 11/22/23 •	2,532,243	2,540,949
AI Ladder Luxembourg Subco Tranche B 1st Lien 6.875% (LIBOR03M + 4.50%) 7/2/25 •	2,155,000	2,155,672
Air Medical Group Holdings Tranche B 1st Lien 5.347% (LIBOR03M + 3.25%) 4/28/22 •	4,880	4,747
Albertson’s Tranche B4 1st Lien 4.827% (LIBOR03M + 2.75%) 8/25/21 •	2,693,576	2,684,949
Alpha 3 Tranche B1 1st Lien 5.334% (LIBOR03M + 3.00%) 1/31/24 •	997,482	999,352
Altice France Tranche B11 1st Lien 4.822% (LIBOR03M + 2.75%) 7/31/25 •	1,950,313	1,862,548
Altice France Tranche B12 1st Lien 5.077% (LIBOR03M + 3.00%) 1/31/26 •	776,147	761,109
Altice France Tranche B13 1st Lien 6.077% (LIBOR03M + 4.00%) 1/31/26 •	2,000,000	1,960,312
Altice US Finance I Tranche B 1st Lien 4.327% (LIBOR03M + 2.25%) 7/28/25 •	487,556	487,150
Applied Systems 2nd Lien 9.334% (LIBOR03M + 7.00%) 9/19/25 •	2,745,000	2,839,359

14

	Principal amount°	Value (US $)
Loan Agreements (continued)
AssuredPartners Tranche B 1st Lien 5.327% (LIBOR03M + 3.25%) 10/22/24 •	2,992,500	$3,000,292
ATI Holdings Acquisition Tranche B 1st Lien 5.578% (LIBOR03M + 3.50%) 5/10/23 •	607,600	612,157
Ball Metalpack Finco Tranche B 1st Lien 6.837% (LIBOR03M + 4.50%) 7/26/25 •	1,520,000	1,531,408
Ball Metalpack Finco Tranche B 2nd Lien 11.087% (LIBOR03M + 8.75%) 7/26/26 •	1,025,000	1,012,188
Banff Merger Sub Tranche B 1st Lien 6.327% (LIBOR03M + 4.25%) 6/28/25 •	3,500,000	3,502,601
Bausch Health Tranche B 1st Lien 5.092% (LIBOR03M + 3.00%) 5/30/25 •	1,788,326	1,792,463
Blue Ribbon 1st Lien 6.334% (LIBOR03M + 4.00%) 11/13/21 •	2,871,167	2,831,689
Bombardier Recreational Products Tranche B 1st Lien 4.08% (LIBOR03M + 2.00%) 5/23/25 •	675,000	673,805
Builders FirstSource 1st Lien 5.334% (LIBOR03M + 3.00%) 2/29/24 •	2,393,667	2,396,446
BWAY Holding Tranche B 1st Lien 5.581% (LIBOR03M + 3.25%) 4/3/24 •	2,475,000	2,471,649
Calpine Construction Finance 1st Lien 4.577% (LIBOR03M + 2.50%) 1/15/25 •	154,843	155,161
Calpine Tranche B6 1st Lien 4.84% (LIBOR03M + 2.50%) 1/15/23 •	362,747	363,654
Casablanca US Holdings Tranche B 1st Lien 6.342% (LIBOR03M + 4.00%) 3/1/24 •	2,092,500	2,083,345
CenturyLink Tranche B 1st Lien 4.827% (LIBOR03M + 2.75%) 1/31/25 •	818,885	807,711
CH Hold 2nd Lien 9.327% (LIBOR03M + 7.25%) 2/1/25 =•	1,620,000	1,644,300
Change Healthcare Holdings Tranche B 1st Lien 5.092% (LIBOR03M + 2.75%) 3/1/24 •	1,603,892	1,603,391
Chesapeake Energy 1st Lien 9.577% (LIBOR03M + 7.50%) 8/23/21 •	2,445,000	2,563,431
Community Health Systems Tranche H 1st Lien 5.557% (LIBOR03M + 3.25%) 1/27/21 •	1,976,190	1,946,723
Constellis Holdings 1st Lien 7.334% (LIBOR03M + 5.00%) 4/21/24 •	1,585,228	1,595,797
Constellis Holdings 2nd Lien 11.334% (LIBOR03M + 9.00%) 4/21/25 •	295,000	297,827
Core & Main Tranche B 1st Lien 5.211% (LIBOR03M + 3.00%) 8/1/24 •	2,481,250	2,493,656
CP VI Bella Topco 1st Lien 5.077% (LIBOR03M + 3.00%) 12/28/24 •	995,000	993,756
CP VI Bella Topco 2nd Lien 8.827% (LIBOR03M + 6.75%) 12/28/25 •	500,000	497,500

15

Schedule of investments
Delaware Floating Rate Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Crestwood Holdings Tranche B 1st Lien 9.57% (LIBOR03M + 7.50%) 3/5/23 •	9,981	$10,023
CSC Holdings 1st Lien 4.322% (LIBOR03M + 2.25%) 7/17/25 •	1,928,576	1,921,521
Dakota Holdings Tranche B 1st Lien 5.584% (LIBOR03M + 3.25%) 2/13/25 •	2,493,750	2,497,089
Deck Chassis Acquisition 2nd Lien 8.077% (LIBOR03M + 6.00%) 6/15/23 =•	1,750,000	1,765,313
DG Investment Intermediate Holdings 2 1st Lien 5.077% (LIBOR03M + 3.00%) 2/1/25 •	2,252,419	2,235,526
DG Investment Intermediate Holdings 2 Tranche DD 1st Lien 5.077% (LIBOR03M + 3.00%) 2/1/25 •	68,548	66,734
DG Investment Intermediate Holdings 2nd Lien 8.829% (LIBOR03M + 6.75%) 2/1/26 •	1,250,000	1,265,625
Digicel International Finance Tranche B 1st Lien 5.33% (LIBOR03M + 3.25%) 5/10/24 •	1,672,504	1,601,422
EIF Channelview Cogeneration Tranche B 1st Lien 6.33% (LIBOR03M + 4.25%) 5/3/25 •	1,000,000	1,010,312
ExamWorks Group Tranche B1 1st Lien 5.327% (LIBOR03M + 3.25%) 7/27/23 •	1,674,562	1,686,599
Exgen Renewables IV Tranche B 1st Lien 5.31% (LIBOR03M + 3.00%) 11/28/24 =•	980,699	989,893
First Eagle Holdings Tranche B 1st Lien 5.334% (LIBOR03M + 3.00%) 12/1/22 •	987,519	993,383
Flex Acquisition 1st Lien 5.337% (LIBOR03M + 3.00%) 12/29/23 •	1,737,994	1,736,908
Frontier Communications Tranche A-DD 1st Lien 4.83% (LIBOR03M + 2.75%) 3/31/21 •	1,084,722	1,068,994
Frontier Communications Tranche B1 1st Lien 5.83% (LIBOR03M + 3.75%) 6/15/24 •	2,730,075	2,697,655
Gardner Denver Tranche B1 1st Lien 4.827% (LIBOR03M + 2.75%) 7/30/24 •	1,759,890	1,766,866
Gates Global Tranche B2 1st Lien 5.084% (LIBOR03M + 2.75%) 3/31/24 •	1,946,620	1,953,677
Genoa Healthcare 1st Lien 5.327% (LIBOR03M + 3.25%) 10/28/23 •	982,575	988,410
Gentiva Health Services 1st Lien 6.125% (LIBOR03M + 3.75%) 7/2/25 •	2,257,738	2,273,203
Gentiva Health Services 2nd Lien 9.375% (LIBOR03M + 7.00%) 7/2/26 •	900,000	919,125
GIP III Stetson I Tranche B 1st Lien 6.583% (LIBOR03M + 4.25%) 7/18/25 •	3,185,000	3,203,918
Gopher Resource 1st Lien 5.344% (LIBOR03M + 3.25%) 3/6/25 •	997,500	1,003,734

16

	Principal amount°	Value (US $)
Loan Agreements (continued)
Greeneden US Holdings II Tranche B3 1st Lien 5.577% (LIBOR03M + 3.50%) 12/1/23 •	1,908,589	$1,920,756
Greenhill & Co. Tranche B 1st Lien 6.084% (LIBOR03M + 3.75%) 10/12/22 •	1,462,500	1,475,297
GYP Holdings III Tranche B 1st Lien 4.827% (LIBOR03M + 2.75%) 6/1/25 •	1,995,000	1,978,791
Hearthside Group Holdings 1st Lien 5.064% (LIBOR03M + 3.00%) 5/25/25 •	2,100,000	2,087,969
Heartland Dental 1st Lien 5.827% (LIBOR03M + 3.75%) 4/30/25 •	1,611,304	1,600,107
HFOTCO Tranche B 1st Lien 5.09% (LIBOR03M + 2.75%) 6/26/25 •	2,950,000	2,957,375
Hoya Midco Tranche B 1st Lien 5.594% (LIBOR03M + 3.50%) 6/30/24 •	2,174,259	2,172,901
HUB International Tranche B 1st Lien 5.335% (LIBOR03M + 3.00%) 4/25/25 •	2,850,000	2,851,308
HVSC Merger Sub 2nd Lien 10.347% (LIBOR03M + 8.25%) 10/26/25 •	890,000	892,225
HVSC Merger Sub Tranche B 1st Lien 6.171% (LIBOR03M + 4.00%) 10/20/24 •	995,000	1,004,640
Hyperion Insurance Group Tranche B 1st Lien 5.625% (LIBOR03M + 3.50%) 12/20/24 •	1,612,895	1,623,143
JBS USA LUX Tranche B 1st Lien 4.512% (LIBOR03M + 2.18%) 10/30/22 •	1,048	1,048
4.834% (LIBOR03M + 2.50%) 10/30/22 •	1,853,694	1,854,191
Kestrel Acquisition Tranche B 1st Lien 6.33% (LIBOR03M + 4.25%) 6/30/25 •	2,750,000	2,784,375
Kronos 2nd Lien 10.593% (LIBOR03M + 8.25%) 11/1/24 •	1,030,000	1,064,248
Kronos Tranche B 1st Lien 5.343% (LIBOR03M + 3.00%) 11/1/23 •	973,943	978,103
Lucid Energy Group II Borrower 1st Lien 5.079% (LIBOR03M + 3.00%) 2/18/25 •	997,500	974,225
LUX HOLDCO III 1st Lien 5.077% (LIBOR03M + 3.00%) 3/28/25 •	997,500	1,000,617
LUX HOLDCO III 2nd Lien 8.827% (LIBOR03M + 6.75%) 2/15/26 •	1,000,000	1,001,875
Marketo Tranche B 1st Lien 5.613% (LIBOR03M + 3.25%) 2/7/25 •	2,000,000	1,986,876
MPH Acquisition Holdings Tranche B 1st Lien 5.084% (LIBOR03M + 2.75%) 6/7/23 •	2,703,015	2,706,207
NFP Tranche B 1st Lien 5.077% (LIBOR03M + 3.00%) 1/8/24 •	1,622,601	1,621,418
OCI Partners 1st Lien 6.077% (LIBOR03M + 4.00%) 3/13/25 •	1,496,250	1,514,953

17

Schedule of investments
Delaware Floating Rate Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Panda Hummel Tranche B1 1st Lien 8.077% (LIBOR03M + 6.00%) 10/27/22 •	1,145,000	$1,082,025
Panda Stonewall Tranche B1 1st Lien 7.834% (LIBOR03M + 5.50%) 11/13/21 =•	563,740	562,331
Pearl Intermediate Parent 2nd Lien 8.329% (LIBOR03M + 6.25%) 2/1/26 •	500,000	501,875
Phoenix Services Merger Sub Tranche B 1st Lien 5.85% (LIBOR03M + 3.75%) 3/1/25 •	997,500	1,006,228
Pisces Midco Tranche B 1st Lien 6.087% (LIBOR03M + 3.75%) 4/12/25 •	1,108,000	1,111,290
Radiate Holdco Tranche B 1st Lien 5.077% (LIBOR03M + 3.00%) 2/1/24 •	1,224,500	1,215,146
Russell Investments US Institutional Holdco Tranche B 1st Lien 5.327% (LIBOR03M + 3.25%) 6/1/23 •	1,994,416	2,004,139
Sable International Finance Tranche B4 1st Lien 5.327% (LIBOR03M + 3.25%) 1/31/26 •	2,500,000	2,503,820
Scientific Games International Tranche B5 1st Lien 4.827% (LIBOR03M + 2.75%) 8/14/24 •	1,492,509	1,495,308
Severin Acquisition 1st Lien 5.583% (LIBOR03M + 3.25%) 6/12/25 •	1,900,000	1,895,868
Sigma US Tranche B2 1st Lien 5.375% (LIBOR03M + 3.00%) 7/2/25 •	1,619,000	1,620,012
Sinclair Television Group Tranche B2 1st Lien 4.33% (LIBOR03M + 2.25%) 1/3/24 •	591,000	591,369
Solenis International 1st Lien 6.179% (LIBOR03M + 4.00%) 12/26/23 •	1,710,000	1,720,688
Solenis International Tranche B 2nd Lien 10.679% (LIBOR03M + 8.50%) 6/18/24 •	1,080,000	1,068,075
Sonicwall US Holdings 1st Lien 5.826% (LIBOR03M + 3.50%) 5/16/25 •	1,000,000	1,000,312
Sonicwall US Holdings 2nd Lien 9.826% (LIBOR03M + 7.50%) 5/18/26 •	1,000,000	995,417
Sound Inpatient Physicians 1st Lien 5.077% (LIBOR03M + 3.00%) 6/28/25 •	1,850,000	1,862,719
Sound Inpatient Physicians 2nd Lien 8.827% (LIBOR03M + 6.75%) 6/28/26 =•	500,000	505,000
Sprint Communications Tranche B 1st Lien 4.625% (LIBOR03M + 2.50%) 2/2/24 •	1,042,844	1,044,278
StandardAero Aviation Holdings 1st Lien 5.83% (LIBOR03M + 3.75%) 7/7/22 •	2,546,050	2,542,641
Staples 1st Lien 6.343% (LIBOR03M + 4.00%) 9/12/24 •	1,704,942	1,692,954
Stars Group Holdings Tranche B 1st Lien 5.831% (LIBOR03M + 3.50%) 7/10/25 •	4,000,000	4,043,400
Summit Midstream Partners Holdings Tranche B 1st Lien 8.077% (LIBOR03M + 6.00%) 5/21/22 •	2,148,370	2,181,265

18

	Principal amount°	Value (US $)
Loan Agreements (continued)
Surgery Center Holdings 1st Lien 5.33% (LIBOR03M + 3.25%) 8/31/24 •	2,482,494	$2,486,113
Tenneco Tranche B 1st Lien 5.08% (LIBOR03M + 2.75%) 6/18/25 •	1,605,000	1,600,487
Titan Acquisition Tranche B 1st Lien 5.077% (LIBOR03M + 3.00%) 3/28/25 •	1,311,713	1,293,493
TMS International Tranche B2 1st Lien 4.827% (LIBOR03M + 2.75%) 8/14/24 •	1,943,231	1,943,231
TransDigm Tranche F 1st Lien 4.577% (LIBOR03M + 2.50%) 6/9/23 •	1,654,401	1,656,750
Tribune Media Tranche B 1st Lien 5.077% (LIBOR03M + 3.00%) 12/27/20 •	35,259	35,303
Tribune Media Tranche C 1st Lien 5.077% (LIBOR03M + 3.00%) 1/27/24 •	912,330	914,041
Trident TPI Holdings 1st Lien 5.327% (LIBOR03M + 3.25%) 10/5/24 •	3,027,393	3,022,665
Tronox Blocked Borrower Tranche B 1st Lien 5.077% (LIBOR03M + 3.00%) 9/22/24 •	600,874	604,817
Tronox Finance Tranche B 1st Lien 5.077% (LIBOR03M + 3.00%) 9/22/24 •	1,386,632	1,395,731
Unitymedia Finance Tranche E 1st Lien 4.072% (LIBOR03M + 2.00%) 6/1/23 •	1,500,000	1,497,723
Univision Communications Tranche C5 1st Lien 4.827% (LIBOR03M + 2.75%) 3/15/24 •	1,711,935	1,664,724
UPC Financing Partnership Tranche AR 1st Lien 4.572% (LIBOR03M + 2.50%) 1/15/26 •	1,000,000	996,484
USI Tranche B 1st Lien 5.334% (LIBOR03M + 3.00%) 5/16/24 •	2,538,356	2,535,777
USIC Holdings 1st Lien 5.344% (LIBOR03M + 3.25%) 12/9/23 •	2,910,972	2,903,695
USS Ultimate Holdings 2nd Lien 9.844% (LIBOR03M + 7.75%) 8/25/25 •	1,250,000	1,259,375
USS Ultimate Holdings Tranche B 1st Lien 5.844% (LIBOR03M + 3.75%) 8/25/24 •	992,500	1,001,184
Utz Quality Foods 1st Lien 5.564% (LIBOR03M + 3.50%) 11/21/24 •	1,990,000	2,003,058
Utz Quality Foods 2nd Lien 9.314% (LIBOR03M + 7.25%) 11/21/25 •	1,000,000	1,014,375
Vistra Operations Tranche B3 1st Lien 4.073% (LIBOR03M + 2.00%) 12/1/25 •	2,078,000	2,076,845
Visual Comfort Group 2nd Lien 10.077% (LIBOR03M + 8.00%) 2/28/25 =•	668,286	675,804
Weight Watchers International Tranche B 1st Lien 6.85% (LIBOR03M + 4.75%) 11/29/24 •	1,974,684	1,993,196

19

Schedule of investments
Delaware Floating Rate Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Zekelman Industries 1st Lien 4.582% (LIBOR03M + 2.25%) 6/14/21 •	2,424,133	$2,428,981

Total Loan Agreements (cost $195,329,223)		196,125,687

Short-Term Investments – 4.27%
Repurchase Agreements – 4.27%
Bank of America Merrill Lynch 1.84%, dated 7/31/18, to be repurchased on 8/1/18, repurchase price $1,450,667 (collateralized by US government obligations 2.25% 11/15/27; market value $1,479,606)	1,450,593	1,450,593
Bank of Montreal 1.83%, dated 7/31/18, to be repurchased on 8/1/18, repurchase price $2,901,333 (collateralized by US government obligations 0.125%–2.875% 7/15/22–11/15/46; market value $2,959,211)	2,901,186	2,901,186
BNP Paribas 1.87%, dated 7/31/18, to be repurchased on 8/1/18, repurchase price $4,775,469 (collateralized by US government obligations 0.00%–4.75% 12/31/22–8/15/46; market value $4,870,727)	4,775,221	4,775,221

Total Short-Term Investments (cost $9,127,000)		9,127,000

Total Value of Securities – 102.32% (cost $218,011,423)		$218,675,660

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2018, the aggregate value of Rule 144A securities was $8,842,474, which represents 4.13% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

T	PIK. 100% of the income received was in the form of cash.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

°	Principal amount shown is stated in US Dollars unless noted that the security is denominated in another currency.

20

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at July 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Unfunded Loan Commitments1

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at July 31, 2018:

Borrower	Principal Amount	Cost	Value

Heartland Dental
Tranche DD 1st Lien 3.952% 4/30/25	$241,696	$241,696	$241,696
DG Investment
Intermediate
Holdings 2
Tranche DD 1st Lien 5.077% 2/1/25	173,387	173,387	173,387

See Note 10 in “Notes to financial statements.”

Summary of Abbreviations:

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR03M – ICE LIBOR USD 3 Month

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

21

Statement of assets and liabilities
Delaware Floating Rate Fund	July 31, 2018

Assets:
Investments, at value[1]	$218,675,660
Cash	884,304
Receivable for securities sold	19,012,645
Dividends and interest receivable	797,214
Receivable for fund shares sold	254,173

Total assets	239,623,996

Liabilities:
Payable for securities purchased	24,978,124
Payable for fund shares redeemed	258,679
Distribution payable	249,114
Investment management fees payable to affiliates	90,252
Other accrued expenses	69,002
Audit and tax fees payable	51,571
Distribution fees payable to affiliates	34,645
Dividend disbursing and transfer agent fees and expenses payable to affiliates	3,504
Accounting and administration expenses payable to affiliates	1,024
Trustees’ fees and expenses payable	638
Legal fees payable to affiliates	237
Reports and statements to shareholders expenses payable to affiliates	174

Total liabilities	25,736,964

Total Net Assets	$213,887,032

Net Assets Consist of:
Paid-in capital	$226,285,091
Distributions in excess of net investment income	(249,500)
Accumulated net realized loss on investments	(12,812,796)
Net unrealized appreciation of investments	664,237

Total Net Assets	$213,887,032

22

Net Asset Value
Class A:
Net assets	$38,701,250
Shares of beneficial interest outstanding, unlimited authorization, no par	4,639,256
Net asset value per share	$8.34
Sales charge	2.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$8.58

Class C:
Net assets	$30,511,873
Shares of beneficial interest outstanding, unlimited authorization, no par	3,659,029
Net asset value per share	$8.34

Class R:
Net assets	$416,207
Shares of beneficial interest outstanding, unlimited authorization, no par	49,922
Net asset value per share	$8.34

Institutional Class:
Net assets	$144,257,702
Shares of beneficial interest outstanding, unlimited authorization, no par	17,297,830
Net asset value per share	$8.34

[1]Investments, at cost	$218,011,423

See accompanying notes, which are an integral part of the financial statements.

23

Statement of operations
Delaware Floating Rate Fund	Year ended July 31, 2018

Investment Income:
Interest	$12,510,521
Dividends	24,258

12,534,779

Expenses:
Management fees	1,208,807
Distribution expenses – Class A	120,020
Distribution expenses – Class C	343,135
Distribution expenses – Class R	2,352
Dividend disbursing and transfer agent fees and expenses	214,063
Registration fees	83,604
Accounting and administration expenses	72,311
Audit and tax fees	52,673
Reports and statements to shareholders	39,432
Legal fees	21,778
Custodian fees	17,590
Trustees’ fees and expenses	11,499
Other	36,514

2,223,778
Less expenses waived	(15,202)
Less expenses paid indirectly	(6,104)

Total operating expenses	2,202,472

Net Investment Income	10,332,307

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	34,383
Swap contracts	(804)

Net realized gain	33,579

Net change in unrealized appreciation (depreciation) of:
Net change in unrealized appreciation (depreciation) of investments	(1,109,884)

Net Realized and Unrealized Loss	(1,076,305)

Net Increase in Net Assets Resulting from Operations	$9,256,002

See accompanying notes, which are an integral part of the financial statements.

24

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Statements of changes in net assets
Delaware Floating Rate Fund

	Year ended
	7/31/18	7/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,332,307	$7,077,207
Net realized gain	33,579	3,469,233
Net change in unrealized appreciation (depreciation)	(1,109,884)	357,716

Net increase in net assets resulting from operations	9,256,002	10,904,156

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,090,539)	(1,265,466)
Class C	(1,232,135)	(724,300)
Class R	(19,311)	(10,466)
Institutional Class	(7,279,941)	(4,852,945)

Return of capital:
Class A	(15,115)	(104,095)
Class C	(11,921)	(81,598)
Class R	(163)	(993)
Institutional Class	(56,356)	(401,242)

	(10,705,481)	(7,441,105)

Capital Share Transactions:
Proceeds from shares sold:
Class A	13,437,905	22,149,182
Class C	2,885,464	6,736,031
Class R	22,191	14,269
Institutional Class	63,675,428	105,587,334

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,001,869	1,263,920
Class C	1,130,443	724,772
Class R	19,179	11,387
Institutional Class	6,273,929	4,461,716

	89,446,408	140,948,611

26

	Year ended
	7/31/18	7/31/17
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(25,960,784)	$(32,570,869)
Class C	(12,083,966)	(20,634,438)
Class R	(94,715)	(53,055)
Institutional Class	(115,405,215)	(107,271,533)

	(153,544,680)	(160,529,895)

Decrease in net assets derived from capital share transactions	(64,098,272)	(19,581,284)

Net Decrease in Net Assets	(65,547,751)	(16,118,233)

Net Assets:
Beginning of year	279,434,783	295,553,016

End of year	$213,887,032	$279,434,783

Distributions in excess of net investment income	$(249,500)	$(331,986)

See accompanying notes, which are an integral part of the financial statements.

27

Financial highlights

Delaware Floating Rate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	The average shares outstanding method has been applied for per share information.
[2]	For the year ended July 31, 2018, return of capital distributions of $15,115 were made by the Fund’s Class A shares, which calculated to a de minimis amount of $(0.003) per share.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended July 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

28

Year ended

7/31/18	7/31/17	7/31/16	7/31/15	7/31/14

$8.39	$8.29	$8.42	$8.63	$8.60

0.35	0.20	0.17	0.18	0.17
(0.03)	0.11	(0.15)	(0.21)	0.04

0.32	0.31	0.02	(0.03)	0.21

(0.37)	(0.19)	(0.12)	(0.17)	(0.15)
— [2]	(0.02)	(0.03)	(0.01)	(0.03)

(0.37)	(0.21)	(0.15)	(0.18)	(0.18)

$8.34	$8.39	$8.29	$8.42	$8.63

3.85%	3.82%	0.29%	(0.35% )	2.40%

$38,701	$49,486	$57,985	$87,398	$158,691
0.97%	0.97%	0.96%	0.96%	0.95%
0.98%	0.97%	0.96%	0.96%	0.96%
4.22%	2.41%	2.09%	2.08%	1.89%
4.21%	2.41%	2.09%	2.08%	1.88%
157%	173%	90%	86%	96%

29

Financial highlights

Delaware Floating Rate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	The average shares outstanding method has been applied for per share information.
[2]	For the year ended July 31, 2018, return of capital distributions of $11,921 were made by the Fund’s Class C shares, which calculated to a de minimis amount of $(0.003) per share.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended July 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

30

Year ended

7/31/18	7/31/17	7/31/16	7/31/15	7/31/14

$8.39	$8.29	$8.42	$8.63	$8.60

0.29	0.14	0.11	0.11	0.10
(0.04)	0.11	(0.15)	(0.21)	0.04

0.25	0.25	(0.04)	(0.10)	0.14

(0.30)	(0.13)	(0.06)	(0.10)	(0.08)
— [2]	(0.02)	(0.03)	(0.01)	(0.03)

(0.30)	(0.15)	(0.09)	(0.11)	(0.11)

$8.34	$8.39	$8.29	$8.42	$8.63

3.08%	3.06%	(0.46% )	(1.10% )	1.64%

$30,512	$38,778	$51,400	$72,505	$100,779
1.72%	1.72%	1.71%	1.71%	1.70%
1.73%	1.72%	1.71%	1.71%	1.70%
3.47%	1.66%	1.34%	1.33%	1.14%
3.46%	1.66%	1.34%	1.33%	1.14%
157%	173%	90%	86%	96%

31

Financial highlights

Delaware Floating Rate Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	The average shares outstanding method has been applied for per share information.
[2]	For the year ended July 31, 2018, return of capital distributions of $163 were made by the Fund’s Class R shares, which calculated to a de minimis amount of $(0.003) per share.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended July 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

32

Year ended

7/31/18	7/31/17	7/31/16	7/31/15	7/31/14

$8.39	$8.29	$8.42	$8.63	$8.60

0.33	0.18	0.15	0.16	0.14
(0.03)	0.11	(0.15)	(0.21)	0.04

0.30	0.29	—	(0.05)	0.18

(0.35)	(0.17)	(0.10)	(0.15)	(0.12)
— [2]	(0.02)	(0.03)	(0.01)	(0.03)

(0.35)	(0.19)	(0.13)	(0.16)	(0.15)

$8.34	$8.39	$8.29	$8.42	$8.63

3.60%	3.57%	0.03%	(0.61% )	2.15%

$416	$472	$494	$570	$845
1.22%	1.22%	1.21%	1.21%	1.20%

1.23%	1.22%	1.21%	1.21%	1.20%
3.97%	2.16%	1.84%	1.83%	1.64%
3.96%	2.16%	1.84%	1.83%	1.64%
157%	173%	90%	86%	96%

33

Financial highlights

Delaware Floating Rate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital

Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	The average shares outstanding method has been applied for per share information.
[2]	For the year ended July 31, 2018, return of capital distributions of $56,356 were made by the Fund’s Institutional Class shares, which calculated to a de minimis amount of $(0.003) per share.
[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waiver not been in effect.

[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the year ended July 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

34

Year ended

7/31/18	7/31/17	7/31/16	7/31/15	7/31/14

$8.39	$8.29	$8.42	$8.63	$8.60

0.37	0.22	0.19	0.20	0.19
(0.03)	0.11	(0.15)	(0.21)	0.04

0.34	0.33	0.04	(0.01)	0.23

(0.39)	(0.21)	(0.14)	(0.19)	(0.17)
— [2]	(0.02)	(0.03)	(0.01)	(0.03)

(0.39)	(0.23)	(0.17)	(0.20)	(0.20)

$8.34	$8.39	$8.29	$8.42	$8.63

4.11%	4.08%	0.54%	(0.11% )	2.66%

$144,258	$190,698	$185,674	$229,549	$268,629
0.72%	0.72%	0.71%	0.71%	0.70%
0.73%	0.72%	0.71%	0.71%	0.70%
4.47%	2.66%	2.34%	2.33%	2.14%
4.46%	2.66%	2.34%	2.33%	2.14%
157%	173%	90%	86%	96%

35

Notes to financial statements
Delaware Floating Rate Fund	July 31, 2018

Delaware Group® Income Funds (Trust) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Floating Rate Fund, Delaware Extended Duration Bond Fund, and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Floating Rate Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. Class A share purchases of $1,000,000 or more will incur a limited contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, which will be incurred if redeemed during the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek high current income and, secondarily, long-term total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Debt securities and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining

36

whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year.

Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended July 31, 2018 and for all open tax years (years ended July 31, 2015–July 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the year ended July 31, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on July 31, 2018 and matured on the next business day.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other

37

Notes to financial statements
Delaware Floating Rate Fund

1. Significant Accounting Policies (continued)

expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statement of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the year ended July 31, 2018, the fund earned $5,878 under this agreement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the year ended July 31, 2018, the Fund earned $226 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Effective April 1, 2018, DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), from exceeding 0.69% of the Fund’s average daily net assets. These waivers were in effect from April 1, 2018 through July 31, 2018. Prior to April 1, 2018, the Fund had no waiver in effect. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds from

38

Aug. 1, 2017 through Aug. 31, 2017 at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above were allocated among all funds in the Delaware Funds on a relative net asset value (NAV) basis. Effective Sept. 1, 2017, the Fund as well as the other Delaware Funds entered into an amendment to the DIFSC agreement. DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each Fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. For the year ended July 31, 2018, the Fund was charged $13,003 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds from Aug. 1, 2017 through June 30, 2018 at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. Effective July 1, 2018, the Fund as well as the other Delaware Funds entered into an amendment to the DIFSC agreement. Under the amendment to the DIFSC agreement, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the transfer agent agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended July 31, 2018, the Fund was charged $47,230 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual distribution and service (12b-1) fees of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the year ended July 31, 2018, the Fund was charged $5,494 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the year ended July 31, 2018, DDLP earned $1,593 for commissions on sales of the Fund’s Class A shares. For the year ended July 31, 2018, DDLP received gross CDSC commissions of $7,425 and

39

Notes to financial statements
Delaware Floating Rate Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

$2,610 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the year ended July 31, 2018, were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the year ended July 31, 2018, the Fund engaged in Rule 17a-7 securities purchases of $844,465 and securities sales of $313,581, which resulted in net realized gain of $2,941. The Fund did not engage in any Rule 17a-7 sales for the period.

3. Investments

For the year ended July 31, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$380,189,943
Purchases of US government securities	—
Sales other than US government securities	439,237,330
Sales of US government securities	204,560

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At July 31, 2018, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:

Cost of investments	$218,229,409

Aggregate unrealized appreciation of investments	$1,344,735
Aggregate unrealized depreciation of investments	(898,484)

Net unrealized appreciation of investments	$446,251

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the

40

asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2018:

Securities	Level 2	Level 3	Total
Assets:
Corporate Debt	$13,422,973	$—	$13,422,973
Loan Agreements[1]	189,983,046	6,142,641	196,125,687
Short-Term Investments	9,127,000	—	9,127,000

Total Value of Securities	$212,533,019	$6,142,641	$218,675,660

41

Notes to financial statements
Delaware Floating Rate Fund

3. Investments (continued)

1Security type is valued across multiple levels. Level 2 investments represent investments with observable inputs or matrix-priced investments and Level 3 investments represent investments with significant unobservable inputs. The amounts attributed to Level 2 investments and Level 3 investments represent the following percentages of the total market value of this security type:

	Level 2	Level 3	Total
Loan Agreements	96.87%	3.13%	100.00%

During the year ended July 31, 2018, there were no transfers between Level 1 investments,

Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in significantly lower or higher value of such Level 3 investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Loan Agreement
Balance as of 7/31/17	$5,120,464
Net realized gain (loss)	36,938
Net change in unrealized appreciation (depreciation)	29,953
Purchases	2,869,383
Sales	(3,563,497)
Transfers into Level 3	1,649,400
Balance as of 7/31/18	$6,142,641
Net change in unrealized appreciation (depreciation) from investments still held at the end of the period	$ 63,703

42

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended July 31, 2018 and 2017 was as follows:

	Year ended
	7/31/18	7/31/17
Ordinary income	$10,621,926	$6,853,177
Return of capital	83,555	587,928

Total	$10,705,481	$7,441,105

5. Components of Net Assets on a Tax Basis

As of July 31, 2018, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$226,285,091
Dividends payable	(249,114)
Qualified late year loss deferrals	(386)
Capital loss carryforwards	(12,594,810)
Unrealized appreciation on investments	446,251

Net assets	$213,887,032

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, and tax treatment of market discount and premium on debt instruments.

Qualified late year ordinary losses represent losses realized from Jan. 1, 2018 through July 31, 2018, that in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to market discount and premium on certain debt instruments and tax treatment of CDS contracts. Results of operations and net assets were not affected by these reclassifications. For the year ended July 31, 2018, the Fund recorded the following reclassifications:

Distributions in excess of net investment income	$372,105
Accumulated net realized loss	(372,105)

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At July 31, 2018, capital loss carryforwards available to offset future realized capital gains were as follows:

Loss carryforward character
Short-term	Long-term
$4,579,135	$8,015,675

43

Notes to financial statements
Delaware Floating Rate Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Year ended
	7/31/18	7/31/17
Shares sold:
Class A	1,607,285	2,653,577
Class C	345,171	806,527
Class R	2,654	1,709
Institutional Class	7,616,014	12,647,356

Shares issued upon reinvestment of dividends and distributions:
Class A	239,345	151,307
Class C	135,198	86,765
Class R	2,294	1,364
Institutional Class	750,210	534,094

	10,698,171	16,882,699

Shares redeemed:
Class A	(3,106,058)	(3,901,263)
Class C	(1,445,194)	(2,471,707)
Class R	(11,319)	(6,335)
Institutional Class	(13,805,251)	(12,848,840)

	(18,367,822)	(19,228,145)

Net decrease	(7,669,651)	(2,345,446)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the years ended July 31, 2018 and 2017, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and the “Statements of changes in net assets.”

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Year ended 7/31/18	9,634	5,168	4,760	10,056	$123,660
Year ended 7/31/17	1,044,335	—	—	1,045,944	$8,743,152

7. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the

44

Participants were charged an annual commitment fee of 0.15%, which was generally allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 6, 2017.

On Nov. 6, 2017, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 5, 2018.

The Fund had no amounts outstanding as of July 31, 2018 or at any time during the year then ended.

8. Offsetting

Master Repurchase Agreements

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (each, an MRA). The MRA permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

As of July 31, 2018, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:

	Repurchase Agreements	Fair Value of
		Non-Cash	Cash Collateral	Net Collateral
Counterparty		Collateral Received(a)	Received	Received	Net Exposure(b)
Bank of America Merrill Lynch	$1,450,593	$(1,450,593)	$—	$(1,450,593)	$—
Bank of Montreal	2,901,186	(2,901,186)	—	(2,901,186)	—
BNP Paribas	4,775,221	(4,775,221)	—	(4,775,221)	—

Total	$9,127,000	$(9,127,000)	$—	$(9,127,000)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of July 31, 2018.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

9. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value

45

Notes to financial statements
Delaware Floating Rate Fund

9. Securities Lending (continued)

of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities that are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

46

During the year ended July 31, 2018, the Fund had no securities out on loan.

10. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater-than-anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

47

Notes to financial statements
Delaware Floating Rate Fund

10. Credit and Market Risk (continued)

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A, promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the

48

Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (ASU) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2018, that would require recognition or disclosure in the Fund’s financial statements.

49

Report of independent

registered public accounting firm

To the Board of Trustees of Delaware Group® Income Funds and Shareholders of Delaware Floating Rate Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Floating Rate Fund (one of the funds constituting Delaware Group® Income Funds, referred to hereafter as the “Fund”) as of July 31, 2018, the related statement of operations for the year ended July 31, 2018, the statements of changes in net assets for each of the two years in the period ended July 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2018 and the financial highlights for each of the five years in the period ended July 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

September 18, 2018

We have served as the auditor of one or more investment companies in Delaware Funds® by Macquarie since 2010.

50

Other Fund information (Unaudited)

Delaware Floating Rate Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended July 31, 2018, the Fund reports distributions paid during the year as follows:

(A) Ordinary Income Distribution (Tax Basis)	99.22%
(B) Return of Capital (Tax Basis)	0.78%
Total Distributions (Tax Basis)	100.00%

(A) and (B) are based on a percentage of the Fund’s total distributions.

Board consideration of sub-advisory agreements for Delaware Floating Rate Fund at a meeting held November 15-16, 2017

At a meeting held on Nov. 15-16, 2017, the Board of Trustees (“Board”) of Delaware Group® Income Funds, including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and each of Macquarie Investment Management Europe Limited (“MIMEL”) and Macquarie Investment Management Global Limited (“MIMGL”) for Delaware Floating Rate Fund (the “Fund”). MIMEL and MIMGL may also be referenced as “sub-advisor(s)” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMEL and MIMGL, including its personnel, operations, and financial condition, which had been provided by MIMEL and MIMGL, respectively. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMEL and MIMGL; information concerning MIMEL’s and MIMGL’s organizational structure and the experience of their key investment management personnel; copies of MIMEL’s and MIMGL’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMEL and MIMGL; and a copy of the Sub-Advisory Agreements.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreements were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather

51

Other Fund information (Unaudited)

Delaware Floating Rate Fund

Board consideration of sub-advisory agreements for Delaware Floating Rate Fund at a meeting held November 15-16, 2017 (continued)

summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, quality, and extent of services. The Board considered the nature, quality, and extent of services that MIMEL and MIMGL each would provide as a sub-advisor to the Fund. The Trustees considered the investment process to be employed by MIMEL and MIMGL in connection with DMC’s collaboration with MIMEL and MIMGL in managing the Fund, and the qualifications and experience of MIMEL and MIMGL’s fixed income teams with regard to implementing the Fund’s investment mandates. The Board considered MIMEL and MIMGL’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMEL and MIMGL, and Management’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by MIMEL and MIMGL to the Fund. Based on their consideration and review of the foregoing factors, the Board concluded that the nature, quality, and extent of the sub-advisory services to be provided by MIMEL and MIMGL, as well as MIMEL and MIMGL’s ability to render such services based on its experience, organization and resources, were appropriate for the Fund, in light of the Fund’s investment objective, strategies, and policies.

In discussing the nature of the services proposed to be provided by the sub-advisors, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is more like a collaborative effort between the advisor and sub-advisors and a cross-pollination of investment ideas. Moreover, the Board noted the advisor’s and sub-advisors’ stated intention that the former retain the decision-making authority with respect to purchases and sales of securities in the sub-advised Fund.

Sub-advisory fees. The Board considered that DMC would not pay MIMEL and MIMGL fees in conjunction with the services that would be rendered to the sub-advised Fund. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between the advisor and sub-advisors, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMEL and MIMGL would provide investment advice and recommendations, including with respect to specific securities, for consideration and evaluation by DMC’s portfolio managers, but that DMC’s portfolio managers for the Fund would retain final portfolio management discretion over the Fund.

Economies of scale and fall-out benefits. The Board considered whether the proposed fee arrangement would reflect economies of scale for the benefit of Fund investors as assets in the Fund increased, as applicable. The Board noting that DMC would not pay MIMEL or MIMGL fees in conjunction with their services, concluded that analysis of economies of scale would be moot.

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Board of trustees / directors and officers addendum
Delaware Funds® by Macquarie

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Interested Trustee
Shawn K. Lytle1, [2]	President,	Trustee since
2005 Market Street	Chief Executive Officer,	September 2015
Philadelphia, PA 19103	and Trustee
February 1970		President and
Chief Executive Officer
since August 2015

Independent Trustees
Thomas L. Bennett	Chair and Trustee	Trustee since
2005 Market Street		March 2005
Philadelphia, PA 19103
October 1947		Chair since
March 2015
Ann D. Borowiec	Trustee	Since March 2015
2005 Market Street
Philadelphia, PA 19103
November 1958

Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2]

Shawn K. Lytle, David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc., which has an affiliated investment manager.

54

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

President — Macquarie	59	Trustee — UBS
Investment Management[3]		Relationship Funds,
(June 2015–Present)		SMA Relationship
Trust, and UBS Funds
Regional Head of		(May 2010–April 2015)
Americas — UBS Global
Asset Management
(April 2010–May 2015)

Private Investor	59	None
(March 2004–Present)

Chief Executive Officer,	59	Director —
Private Wealth Management		Banco Santander International
(2011–2013) and		(October 2016–Present)
Market Manager,
New Jersey Private		Director —
Bank (2005–2011) —		Santander Bank, N.A.
J.P. Morgan Chase & Co.		(December 2016–Present)
Private Investor	59	Director and Audit Committee
(April 2011–Present)		Member — Hercules
Technology Growth
Capital, Inc.
(July 2004–July 2014)

[3]

Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

55

Board of trustees / directors and officers addendum
Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

56

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

President —	59	Director; Compensation
Drexel University		Committee and
(August 2010–Present)		Governance Committee
Member — Community
President —		Health Systems
Franklin & Marshall College
(July 2002–July 2010)		Director — Drexel
Morgan & Co.

Director; Audit Committee
Member — vTv
Therapeutics LLC

Director; Audit Committee
Member — FS Credit Real
Estate Income Trust, Inc.
Private Investor	59	None
(2004–Present)

Private Investor	59	Trust Manager and
(January 2017–Present)		Audit Committee
Chair — Camden
Chief Executive Officer —		Property Trust
Banco Itaú		(August 2011–Present)
International
(April 2012–December 2016)		Director —
Carrizo Oil & Gas, Inc.
Executive Advisor to Dean		(March 2018–Present)
(August 2011–March 2012) and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)

57

Board of trustees / directors and officers addendum
Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served
Independent Trustees (continued)
Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

Officers
David F. Connor	Senior Vice President,	Senior Vice President
2005 Market Street	General Counsel,	since May 2013;
Philadelphia, PA 19103	and Secretary	General Counsel
December 1963		since May 2015;
Secretary since
October 2005
Daniel V. Geatens	Vice President	Vice President and
2005 Market Street	and Treasurer	Treasurer since October 2007
Philadelphia, PA 19103
October 1972

Richard Salus	Senior Vice President	Senior Vice President and
2005 Market Street	and Chief Financial Officer	Chief Financial Officer
Philadelphia, PA 19103		since November 2006
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

58

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Vice Chairman	59	Director — HSBC Finance
(2010–April 2013) —		Corporation and HSBC
PNC Financial		North America Holdings Inc.
Services Group		(December 2013–Present)

Director —
HSBC USA Inc.
(July 2014–March 2017)
Vice President and Treasurer	59	Director (2009–2017);
(January 2006–July 2012),		Personnel and Compensation
Vice President —		Committee Chair; Member of
Mergers & Acquisitions		Nominating, Investments, and
(January 2003–January 2006),		Audit Committees for various
and Vice President		periods throughout
and Treasurer		directorship —
(July 1995–January 2003) — 3M Company		Okabena Company

David F. Connor has served	59	None[2]
in various capacities at different times at
Macquarie Investment
Management.

Daniel V. Geatens has served	59	None[2]
in various capacities at different times at
Macquarie Investment
Management.

Richard Salus has served	59	None[2]
in various executive capacities
at different times at
Macquarie Investment
Management.

59

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and Chief Executive Officer Delaware Funds® by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Sevilla-Sacasa

Former Chief Executive Officer

Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This annual report is for the information of Delaware Floating Rate Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Forms N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Funds® by Macquarie Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Joseph W. Chow
John A. Fry
Lucinda S. Landreth
Thomas K. Whitford
Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $172,240 for the fiscal year ended July 31, 2018.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $167,427 for the fiscal year ended July 31, 2017.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended July 31, 2018.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $640,000 for the registrant’s fiscal year ended July 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended July 31, 2017.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $640,000 for the registrant’s fiscal year ended July 31, 2017. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures; group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $22,948 for the fiscal year ended July 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended July 31, 2018.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $22,928 for the fiscal year ended July 31, 2017. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended July 31, 2017.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended July 31, 2018.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended July 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended July 31, 2017.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended July 31, 2017. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Funds® by Macquarie.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $11,748,000 and $11,180,000 for the registrant’s fiscal years ended July 31, 2018 and July 31, 2017, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® INCOME FUNDS

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	October 3, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	October 3, 2018

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	October 3, 2018